UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02064

PAX WORLD FUNDS SERIES TRUST I
(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801
(Address of principal executive offices)	(Zip code)

Pax World Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders

DOMESTIC EQUITY

PAX LARGE CAP FUND

PAX SMALL CAP FUND

PAX ESG BETA® QUALITY FUND

PAX ESG BETA® DIVIDEND FUND

FIXED INCOME

PAX CORE BOND FUND

PAX HIGH YIELD BOND FUND

GLOBAL/INTERNATIONAL EQUITY

PAX GLOBAL OPPORTUNITIES FUND

PAX GLOBAL ENVIRONMENTAL MARKETS FUND

PAX ELLEVATE GLOBAL WOMEN'S LEADERSHIP FUND

PAX MSCI EAFE ESG LEADERS INDEX FUND

MULTI-ASSET

PAX BALANCED FUND

SEMI-ANNUAL REPORT

June 30, 2019

PAX World Funds
Advised by Impax

SAVE TREES. SWITCH TO E-DELIVERY.

Pax direct shareholders: Go to www.paxworld.com/account and log in to online account access. E-delivery is under the Account Options menu.

Advisor/Brokerage clients: contact your financial intermediary or follow instructions included with this booklet.

IMPORTANT NOTE: If you currently receive Annual and/or Semi-Annual Reports by mail, beginning on January 1, 2021, you will instead receive a notice when such reports are available to view or download from our website. This is one of three options that will be available to receive this important information. Please see the inside front cover of this report to learn more, including how to elect your preference to receive an e-mail when reports are available, a mailed notice when reports are available or the full Annual and/or Semi-Annual Report by mail.

If you currently receive Annual and Semi-Annual Reports electronically, you will not be affected by this change and you need not take any action.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ Annual and Semi-Annual Reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by logging in to your account at www.paxworld.com/account. If you own Fund shares through a financial intermediary, please contact your financial intermediary or follow instructions included with this report.

You may elect to receive all future Annual and Semi-Annual Reports in paper free of charge. You can inform us that you wish to continue receiving paper copies by calling 1(800) 372-7827. If you own Fund shares through a financial intermediary, please contact your financial intermediary or follow instructions included with this report to elect to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with Pax World or your financial intermediary.

Table of Contents

Glossary of Terms	2
Letter to Shareholders	5
Portfolio Manager Comments and Highlights	10
Pax Large Cap Fund	10
Pax Small Cap Fund	13
Pax ESG Beta Quality Fund	17
Pax ESG Beta Dividend Fund	20
Pax Global Opportunities Fund	23
Pax Global Environmental Markets Fund	28
Pax Ellevate Global Women’s Leadership Fund	34
Pax MSCI EAFE ESG Leaders Index Fund	39
Pax Core Bond Fund	43
Pax High Yield Bond Fund	47
Pax Balanced Fund	52
Sustainable Investing Update	55
Shareholder Expense Examples	57
Schedules of Investments	60
Statements of Assets and Liabilities	106
Statements of Operations	110
Statements of Changes in Net Assets	112
Financial Highlights	118
Notes to Financial Statements	130
Board Considerations for Approval of Advisory and Subadvisory Agreements	151
Board Considerations for Approval of New Advisory Agreement	158
Account Options and Services	162

For More Information

General Fund Information

800.767.1729

Shareholder Account Information

800.372.7827

Account Inquiries

Pax World
P.O. Box 9824
Providence, RI 02940-8024

Investment Advisers

Impax Asset Management LLC
Pax Ellevate Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801

Transfer and Dividend Disbursing Agent

BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 9824
Providence, RI 02940-8024

Custodian

State Street Bank and Trust Company
1 Lincoln Street
Boston, MA 02111

1

Glossary of Terms

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in United States.

Blended Index for the Balanced Fund is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology and waste and pollution control. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. (“Impax”) with FTSE International. Impax is also the sub-adviser to the Pax Global Environmental Markets Fund.

ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index tracks the performance of BB- and B rated fixed income securities publicly issued in the major domestic or Eurobond markets, with total index allocation to an individual issuer limited to 2%.

Impax Global Women’s Leadership Index is a customized market capitalization-weighted index created and licensed by Impax Asset Management (“IAM”) consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research.

Lipper Core Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Core Bond Index Funds Average. The Lipper Core Bond Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

Lipper Equity Income Funds Index tracks the results of the 30 largest mutual funds in the Lipper Equity Income Funds Index Average. The Lipper Equity Income Funds Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities.

Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core Funds Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that track the results of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index.

Lipper High Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Yield Bond Funds Average. The Lipper High Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues.

2

Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Index Average. The Lipper International Large-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that track the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ration, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large Cap Core Funds Index Average. The Lipper Large Cap Core Funds Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have average characteristics compared to the S&P 500 Index.

Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Index Average. The Lipper Multi-Cap Core Funds Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. These funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small- Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

MSCI All-Country World Index (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE (Net) Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom.

MSCI EAFE ESG Leaders Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG

3

Glossary of Terms, continued

characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest).

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Morningstar Allocation – 50% to 70% Equity seeks to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash.

Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S stocks.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Stock Index is an unmanaged index of large capitalization common stocks.

Performance for the MSCI ACWI Index, the MSCI EAFE Index, the MSCI EAFE ESG Leaders Index, the MSCI World Index and the Impax Global Women’s Leadership Index are shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

Securities Indices above assume reinvestment of all distributions and interest payments, have no policy of sustainable investing and do not take in to account brokerage fees or expenses.

Lipper Indices above are not what are typically considered to be an “index” because they track the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Diversification does not eliminate the risk of experiencing investment losses.

One cannot invest directly in any index.

4

Letter to Shareholders
by Joseph Keefe, President & CEO

Dear fellow shareholders,

The first six months of 2019 were positive ones for U.S. stocks, with the S&P 500 Index returning 18.54%, NASDAQ returning 20.66%, and the Russell 2000 Index of small cap stocks returning 16.98%. Global developed markets lagged the U.S., but the MSCI EAFE Index still managed to deliver a solid return of 14.03% over that time period. Emerging market stocks also did well, with the MSCI Emerging Markets Index returning 10.58%. Many, if not most, country stock indices have been in positive territory, including Germany (17.42%), France (17.09%), China (10.43%) and India (9.22%). Even Great Britain with its Brexit woes was in positive territory, with the FTSE 100 returning 13.06% through June 30, 2019. Finally, with continued low interest rates, bonds have also delivered solid returns, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 6.11%. As I write in early August, market forecasts remain cautiously optimistic.

The two largest contributors to market optimism at mid-year seemed to be, first, reduced fears of a trade war between the U.S. and China, as President Trump and Chinese President Xi Jinping signaled a willingness to return to the negotiating table, and second, global markets continued to be fueled by accommodative, if not outright dovish, central bank policy not only from the U.S. Federal Reserve (Fed) but also from Mario Draghi, President of the European Central Bank as well. The trade truce may be breaking down as I write in early August, however, and monetary stimulus may not be enough if a full-scale trade war ensues.

In the U.S., suggestions by Fed President Jerome Powell that the central bank may cut interest rates have certainly buoyed the market but have also raised concerns about the continued independence of the Fed. The Fed’s authority to set monetary policy is supposed to be focused on two — and only two — goals: maintaining price stability (i.e., controlling inflation) and stable employment. Because higher levels of employment may trigger inflation and higher inflation may depress employment, the Fed’s role in setting interest rates is aimed at stabilizing these competing but vital economic indicators. Unemployment and inflation are at their lowest levels in decades, however, so it is curious that the Fed would signal a willingness to lower interest rates in the current environment. Curious, that is, unless understood as an effort to appease President Trump — who unlike prior presidents has openly criticized and tried to steer Fed policy — and to appease the stock market as well, which has arguably become addicted to the sugar high of monetary and fiscal

5

stimulus. The perception that, with inflation and unemployment so low, the Fed is being bullied into an otherwise inexplicable dovish stance in order to juice the markets, is, frankly, difficult to avoid and ultimately may be difficult for the Fed’s reputation to recover from.

There also continues to be a fair amount of political risk in the marketplace, potentially triggered by trade and tariff concerns, the continuing Brexit drama, geopolitical instability in the western alliance or more immediate concerns, such as the threat of military confrontation with Iran or North Korea. Moreover, the U.S. is entering another election cycle where political calculations are more likely to drive economic policy, so all bets are off.

There are other storm clouds on the horizon, as well, that perhaps don’t get the attention they deserve. I would certainly put widening inequality in this category, as the global economic recovery seems to be focused more on the investor class than on spreading the benefits more equitably across societies. Clearly, anemic efforts by global policymakers to address and mitigate climate change — not to mention the current U.S. administration’s apparent preference for bringing back coal rather than reducing emissions — is another looming disaster. There is also an enormous global debt overhang — sovereign debt, corporate debt and household debt — that has the potential to be tremendously destabilizing, particularly if we enter a rising interest rate environment or should tariffs, trade wars or recession squeeze incomes to the point where it becomes more difficult to service these debts. Finally, we continue to kick the can down the road rather than make critical investments in infrastructure and human capital at a time when historically low borrowing costs could have facilitated such badly needed investments. Instead, economic policy, to the extent it’s not in total disarray, seems focused on the exceedingly short term, and mostly on delivering tax cuts and stock market gains to the one percent.

Sustainable investing, on the other hand, is focused on the long term, and specifically on the risks and opportunities arising from the transition to a more sustainable global economy. This means that we look at issues that other investment managers may ignore, and we believe this helps us build more durable investment portfolios better able to withstand the ups and downs of the market. You undoubtedly recall, for example, that the fourth quarter of 2018 was one of the worst quarters in recent years, with a precipitously steep December decline. Nevertheless, for the one-year period ended June 30, 2019, the institutional class shares of ten out of the eleven Pax World Funds performed in the top 50 percent of their peer categories, while six of eleven were in the top quartile. We firmly believe that our focus on integrating environmental, social and governance factors into investment analysis

6

and portfolio construction helps us better uncover opportunities and better understand risks, and thus build investment portfolios that we believe hold more promise for the long term.

On this note, I’m delighted to inform you that the Pax Ellevate Global Women’s Leadership Fund (PXWIX) received the 2019 Fund Intelligence “Fund Innovation Award,” which recognizes novel achievements in product development, investment strategy and distribution, and our Pax Global Environmental Markets Fund (PGINX) was named “Best Environmental Fund” by Environmental Finance. Of course, you, our shareholders, have long recognized the promise of these investment strategies, but we’re truly humbled and happy that some of our funds are gaining the industry-wide recognition that we think they deserve.

I hope the remainder of 2019 brings good things to you and yours. On behalf of the entire team here at Impax and Pax, I extend our very best wishes.

Sincerely,

Joseph F. Keefe

President

Performance data quoted represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Investments involve risk, including potential loss of principal.

One cannot invest directly in any index.

The statements and opinions expressed are those of the author as of the date of this report. This information is not a recommendation to buy or sell any security.

Lipper rankings are based on total returns (not including sales charges) for the periods indicated and compare total return performance with that of other funds in the category.

Morningstar Percentile Rank is a standardized way of ranking items within a peer group, in this case, funds with the same Morningstar Category. The observation with the largest numerical value is ranked one; the observation with the smallest numerical value is ranked 100. The remaining observations are placed equal distance from one another on the rating scale. Note that lower percentile ranks are generally more favorable for returns (high returns), while higher percentile ranks are generally more favorable for risk measures (low risk).

7

Data shown represents rankings for the Pax Ellevate Global Women’s Leadership Fund — Institutional Class (PXWIX) — in the Lipper Global Multi-Cap Core category based on average annual returns: — 1-year 13th percentile rank out of 171 funds, 3-year 16th percentile rank out of 133 funds, 5-year 5th percentile rank out of 109 funds, 10-year 68th percentile rank out of 78 funds.

Data shown represents rankings for the Pax Large Cap Fund — Institutional Class (PXLIX) — in the Lipper Large-Cap Core category based on average annual returns: — 1-year 47th percentile rank out of 717 funds.

Data shown represents rankings for the Pax Small Cap Fund — Institutional Class (PXSIX) — in the Lipper Small-Cap Core category based on average annual returns: — 1-year 36th percentile rank out of 956 funds, 3-year 90th percentile rank out of 845 funds, 5-year 74th percentile rank out of 706 funds, 10-year 63rd percentile rank out of 559 funds.

Data shown represents rankings for the Pax ESG Quality Fund — Institutional Class (PWGIX) — in the Lipper Multi-Cap Core category based on average annual returns: — 1-year 23rd percentile rank out of 748 funds, 3-year 44th percentile rank out of 656 funds, 5-year 24th percentile rank out of 574 funds, 10-year 33rd percentile rank out of 443 funds.

Data shown represents rankings for the Pax ESG Beta Dividend Fund — Institutional Class (PXDIX) — in the Lipper Equity Income category based on average annual returns: — 1-year 36th percentile rank out of 545 funds.

Data shown represents rankings for the Pax Global Opportunities Fund — Institutional Class (PXGOX) — in the Lipper Global Multi-Cap Core category based on average annual returns: The Pax Global Opportunities Fund — Institutional Class (PXGOX) — 1-year 1st percentile rank out of 171 funds.

Data shown represents rankings for the Pax Global Environmental Markets Fund — Institutional Class (PGINX) — in the Lipper Global Multi-Cap Core category based on average annual returns: — 1-year 13th percentile rank out of 171 funds, 3-year 23rd percentile rank out of 133 funds, 5-year 42nd percentile rank out of 109 funds, 10-year 54th percentile rank out of 78 funds.

Data shown represents rankings for the Pax MSCI EAFE ESG Leaders Index Fund — Institutional Class (PXNIX) — in the Lipper International Large-Cap Core category based on average annual returns: — 1-year 16th percentile rank out of 89 funds, 3-year 52nd percentile rank out of 75 funds, 5-year 19th percentile rank out of 64 funds.

Data shown represents rankings for the Pax High Yield Bond Fund — Institutional Class (PXHIX) — in the Lipper High Yield Bond category based on average annual returns: — 1-year 36th percentile rank out of 487 funds, 3-year 21st percentile rank out of 421 funds, 5-year 84th percentile rank out of 379 funds.

Data shown represents rankings for the Pax Balanced Fund — Institutional Class (PAXIX) — in the Morningstar Allocation—50% to 70% Equity category based on average annual returns: — 1-year 23rd percentile rank out of 735 funds, 3-year 39th percentile rank out of 679 funds, 5-year 29th percentile rank out of 595 funds, 10 year 56th percentile rank out of 431 funds.

Fund Innovation Award winners are selected based on their novel achievements in such areas as product development, investment strategy and distribution.

The Environmental Finance Sustainable Investment Awards recognize investors who have been leaders in the field of sustainable finance. Criteria for the “best environmental fund” category include accomplishments in environment-related investments, such as clean technology, clean or alternative energy, water, food, agriculture or forestry.

8

Performance Information

Commentary The portfolio manager commentaries in this report provide insight from the respective fund managers in an effort to help you examine your fund. The views expressed therein are those of the portfolio managers and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Impax Asset Management LLC, Pax Ellevate Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.

Historical performance Historical performance can be evaluated in several ways. Each fund’s portfolio highlights provide total and average annual total returns. A comparison of this historical data to an appropriate benchmark is also provided. These performance figures include changes in a fund’s share price, plus reinvestment of any dividends (generally income) and any capital gains (generally profits the fund earns when it sells securities that have grown in value). Past performance does not guarantee future results.

The Funds’ distributor, ALPS Distributors, Inc., is not affiliated with Impax Asset Management LLC, Pax Ellevate Management LLC, Aperio Group LLC, or Impax Asset Management, Ltd.

9

June 30, 2019

Pax Large Cap Fund

Portfolio Manager Andrew Braun

Portfolio Manager Barbara Browning, CFA

Portfolio Managers’ Comments

How did the Pax Large Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2019, the Institutional Class and Investor Class of the Fund had total returns of 18.75% and 18.64%, respectively, compared to 18.54% for the S&P 500 Index and 17.09% for the Lipper Large-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

Performance was driven by strong stock selection, and was particularly favorable in the Industrials, Financials and Real Estate Investment Trust (“REIT”) sectors. These areas of outperformance were partially offset by an overweight at the beginning of the period in the Health Care sector, which lagged the broader market during the period, and holdings in the Health Care and Communication Services sectors, which performed weakly for the Fund.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

We added eight new stocks to the portfolio in the first half of 2019, using our fundamental ESG integrated approach of seeking companies that we believe exhibit strong and improving financial metrics, and that also demonstrate leadership from an ESG perspective. Examples of these ESG leaders are Procter & Gamble and Equinix. Positions that exceeded our price targets include McCormick and Eli Lilly, which were sold to make room for, in our view, better ideas in the portfolio.

What portfolio holdings contributed positively to performance?

Within Industrials, Ingersoll-Rand PLC, one of the Fund’s largest holdings, announced a transformational transaction that will split its industrials business from its core heating, ventilation and air-conditioning (HVAC) business. We view this transaction very favorably, and investors were rewarded with a 40% rise in the shares in the period. Warehouse REIT Prologis Inc. returned 38% during the period, as investor fears surrounding a slowdown in trade and e-commerce near

10

June 30, 2019

the end of 2018 failed to materialize. We expect Prologis to grow its funds from operations at a high single digit rate in 2019, continuing a long track record of successful growth in a high-demand area of real estate.

What portfolio holdings detracted from performance?

The Health Care sector experienced a number of cross-currents during the period, due to headlines from Democratic candidates, company-specific issues, and merger and acquisitions (M&A) developments. The Fund’s Health Maintenance Organization (“HMO”) holdings in Cigna and Humana suffered due, we believe, to expectations that Democratic candidates will push for more government involvement in health insurance after 2020, and Biogen was weak due to the failure of a promising Alzheimer’s cure in late-stage trials.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	Since Inception[1]
Institutional Class[2]	PXLIX	18.75%	9.52%	12.79%
Investor Class[2]	PAXLX	18.64%	9.29%	12.53%
S&P 500 Index		18.54%	10.42%	13.24%
Lipper Large-Cap Core Funds Index		17.09%	9.08%	12.01%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Stocks	98.0%
Cash & Cash Equivalents	2.0%
Total	100.0%

11

June 30, 2019

Pax Large Cap Fund, continued

Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	5.5%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.7%
Ingersoll-Rand PLC	3.2%
Merck & Co., Inc.	3.2%
Visa, Inc., Class A	3.1%
Procter & Gamble Co., The	3.1%
JPMorgan Chase & Co.	2.9%
AT&T, Inc.	2.6%
Mondelez International, Inc., Class A	2.6%
Total	36.0%

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	20.7%
Health Care	14.1%
Financials	12.8%
Consumer Discretionary	11.8%
Communication Services	11.4%
Industrials	9.5%
Consumer Staples	5.7%
Real Estate	4.3%
Energy	4.0%
Materials	3.2%
Other assets and liabilities (net)	2.5%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

12

June 30, 2019

Pax Small Cap Fund

Portfolio Manager Nathan Moser, CFA

Portfolio Manager’s Comments

How did the Pax Small Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2019, the Investor Class, Class A shares and Institutional Class of the Fund had total returns of 17.41%, 17.37% and 17.55%, respectively, compared to 16.98% for the Russell 2000 Index and 16.67% for the Lipper Small-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

The Fund outperformed the Russell 2000 Index due to strong stock selection in the Financials, Industrials and Information Technology sectors. This was partially offset by poor selection within the Healthcare and Energy sectors. Sector positioning was also a detractor to performance during the period due to our underweight allocation to Information Technology.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

We entered the year positioned for a recovery in stocks following the sharp fourth quarter 2018 decline. As the period progressed, and stocks advanced, we’ve become more defensive from both a sector and risk perspective. Specifically, we reduced our cyclical exposure by trimming Industrials and Energy sector exposure, while maintaining overweight allocations to the Financials, Utilities and Consumer Staples sectors.

What portfolio holdings contributed positively to performance?

Victory Capital Holdings, an asset management company, was the Fund’s top performer during the period. In our view, the stock’s 68% increase during the period was based on the acquisition of USAA Asset Management. We believe this deal not only brings Victory important scale and diversification benefits, it also significantly adds to next year’s earnings growth. We continue to view the company favorably and believe it is well positioned to participate in the consolidation of the asset management industry.

13

June 30, 2019

Pax Small Cap Fund, continued

CatchMark Timber Trust, a timber REIT, increased 51% during the period. CatchMark owns timberlands in the southern and the pacific northwest U.S. Following a sharp sell-off in the fourth quarter, we saw a recovery in shares as management addressed investor concerns with financial leverage, indicating a focus on reducing debt. We continue to view the shares as attractive, as they trade at a discount to estimates of net asset value.

What portfolio holdings detracted from performance?

Natus Medical, a medical device company, was the Fund’s worst performer during the period. The stock declined -25% as 2019 financial guidance was below investor expectations. We believe that the variance was likely based on the pace of cost cutting during the company’s turnaround. Natus has had a long track record of acquisitions. In our view, many of these were likely not fully integrated and have created operating challenges for management. We continue to hold shares and believe that over time, management will take the appropriate steps to drive operating margins and earnings growth higher.

HomeTrust Bancshares, a North Carolina-based community bank, decreased -4% during the period. The bulk of this decline was due to poor first quarter results where the bank suffered a $6M loan loss. While we’re always concerned about credit quality, we believe this is an isolated event and not the start of a more meaningful credit cycle. We remain positive on the outlook for HomeTrust and believe it is well positioned in an attractive market.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXSCX		17.41%	-2.63%	6.58%	4.22%	12.06%
Class A1,2,4	PXSAX	NAV[3]	17.37%	-2.68%	6.58%	4.21%	12.06%
		POP	10.89%	-8.04%	4.59%	3.03%	11.43%
Institutional Class[1]	PXSIX		17.55%	-2.36%	6.87%	4.49%	12.36%
Russell 2000 Index			16.98%	-3.31%	12.30%	7.06%	13.45%
Lipper Small-Cap Core Funds Index			16.67%	-1.56%	11.49%	6.80%	13.09%

See ‘Glossary of Terms’ for descriptions of benchmarks.

14

June 30, 2019

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 5-year and 10-year periods; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
Foreign Stocks	4.1%
U.S. Stocks	86.2%
Exchange-Traded Funds	5.1%
Cash & Cash Equivalents	4.6%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Victory Capital Holdings, Inc., Class A	5.5%
Meridian Bancorp, Inc.	5.3%
HomeTrust Bancshares, Inc.	5.2%
Unitil Corp.	4.9%
White Mountains Insurance Group, Ltd.	3.6%
Natus Medical, Inc.	3.5%
Parsley Energy, Inc., Class A	3.2%
iShares Russell 2000 Value ETF	2.8%
EMCOR Group, Inc.	2.8%
Maple Leaf Foods, Inc.	2.7%
Total	39.5%

Holdings are subject to change.

15

June 30, 2019

Pax Small Cap Fund, continued

Portfolio Highlights (Unaudited), continued

Sector Diversification

Sector	Percent of Net Assets
Financials	22.1%
Industrials	16.0%
Consumer Discretionary	10.2%
Health Care	9.8%
Information Technology	9.0%
Utilities	6.7%
Real Estate	5.6%
Exchange-Traded Funds	5.2%
Consumer Staples	4.0%
Energy	3.9%
Communication Services	2.2%
Materials	1.4%
Other assets and liabilities (net)	3.9%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

16

June 30, 2019

Pax ESG Beta Quality Fund

Portfolio Manager Ran Leshem

Portfolio Manager Robert Tymoczko

Portfolio Manager Michael Branch, CFA

Portfolio Manager Annie Tan Sub-Adviser Aperio Group, LLC

Portfolio Managers’ Comments

How did the Pax ESG Beta Quality Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2019, the Fund’s Investor Class, Class A, and Institutional Class shares had total returns of 15.28%, 15.26% and 15.41%, respectively, compared to 18.84% for the Russell 1000 Index and 18.16% for the Lipper Multi-Cap Core Funds Index.

What factors contributed positively to performance?

The Fund’s exposure to companies with higher earnings quality – a measure of the uncertainty around a company’s operating fundamentals – was the largest positive contributor for the period.

An underweight to the Energy sector, and particularly the lagging oil and gas exploration and production industry, added to relative performance as investors reacted to an increasingly weak outlook for global oil demand and drove down prices for energy stocks.

What factors detracted from performance?

The portfolio’s tilt towards profitability, a traditional quality factor, detracted from relative performance for the period. In addition, the tilt toward value stocks, as measured by earnings yield, was a detractor as growth continued to outperform value during the period.

An underweight to industrials and aerospace and defense companies hampered results following strong earnings and raised financial guidance across several of the industry’s major players.

Weighting the portfolio toward companies with stronger ESG characteristics is one of the five factors used in this smart beta strategy, which is designed to deliver strong long-term investment performance. During the period, companies with stronger ESG profiles, particularly those in the top quartile as measured by the Impax Sustainability Score, underperformed companies with weaker ESG profiles.

17

June 30, 2019

Pax ESG Beta Quality Fund, continued

The Fund’s overweight to these ESG leaders detracted from relative performance. While we believe ESG leaders will generally outperform ESG laggards over the long term, this doesn’t mean they will outperform over every short-term period.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXWGX		15.28%	9.05%	12.65%	9.19%	13.38%
Class A1,2,4	PXGAX	NAV[3]	15.26%	9.08%	12.66%	9.19%	13.39%
		POP	8.93%	3.06%	10.54%	7.97%	12.75%
Institutional Class[1]	PWGIX		15.41%	9.33%	12.94%	9.47%	13.67%
Russell 1000 Index			18.84%	10.02%	14.15%	10.45%	14.77%
Lipper Multi-Cap Core Funds Index			18.16%	6.52%	12.65%	8.53%	13.22%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 5-year and 10-year periods; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
Foreign Stocks	0.7%
U.S. Stocks	98.7%
Cash & Cash Equivalents	0.6%
Total	100.0%

18

June 30, 2019

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Apple, Inc.	2.9%
MasterCard, Inc., Class A	2.7%
PepsiCo, Inc.	2.7%
Verizon Communications, Inc.	2.6%
Texas Instruments, Inc.	2.3%
Johnson & Johnson	2.3%
Alphabet, Inc., Class A	2.2%
Hospitality Properties Trust, REIT	2.0%
Total	25.8%

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	21.5%
Consumer Discretionary	13.9%
Health Care	12.9%
Financials	11.2%
Consumer Staples	9.8%
Communication Services	8.1%
Industrials	7.3%
Real Estate	5.3%
Utilities	4.4%
Materials	3.7%
Energy	1.3%
Other assets and liabilities (net)	0.6%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

19

June 30, 2019

Pax ESG Beta Dividend Fund

Portfolio Manager Ran Leshem

Portfolio Manager Robert Tymoczko

Portfolio Manager Michael Branch, CFA

Portfolio Manager Annie Tan Sub-Adviser Aperio Group, LLC

Portfolio Managers’ Comments

How did the Pax ESG Beta Dividend Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2019, the Fund’s Institutional Class and Investor Class shares had total returns of 14.89% and 14.70%, respectively, compared to 18.84% for the Russell 1000 Index and 15.68% for the Lipper Equity Income Funds Index.

What factors contributed positively to performance?

The Fund’s exposure to companies with higher earnings quality – a measure of the uncertainty around a company’s operating fundamentals – was the largest positive factor contributor for the period.

An underweight to the Energy sector, and particularly the lagging oil and gas exploration and production industry, added to relative performance as investors reacted to an increasingly weak outlook for global oil demand and drove down prices for energy stocks.

What factors detracted from performance?

The Fund’s tilt towards companies with higher dividend yield had a negative impact on returns as this factor lagged in the strong equity market rally.

While the Fund’s sector and industry exposures are driven by the factor and ESG tilts, a notable contributor to performance during the period was the Fund’s underweight to the Energy sector, particularly the lagging oil and gas exploration and production industry. Investors reacted negatively to an increasingly weak outlook for global oil demand and drove down prices for energy stocks.

Weighting the portfolio toward companies with stronger ESG characteristics is one of the five factors used in this smart beta strategy, which is designed to deliver strong long-term investment performance. During the period, companies with stronger ESG profiles, particularly those in the top quartile as measured by the Impax Sustainability Score, underperformed companies with weaker ESG profiles.

20

June 30, 2019

Portfolio Highlights (Unaudited)

The Fund’s overweight to these ESG leaders detracted from relative performance. While we believe ESG leaders will generally outperform ESG laggards over the long term, this doesn’t mean they will outperform over every short-term period.

Returns—Period ended June 30, 2019

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	Since Inception[1]
Institutional Class[2]	PXDIX	14.89%	9.27%	11.18%
Investor Class[2]	PAXDX	14.70%	8.95%	10.87%
Russell 1000 Index		18.84%	10.02%	13.12%
Lipper Equity Income Funds Index		15.68%	8.93%	9.26%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Stocks	99.0%
Cash & Cash Equivalents	1.0%
Total	100.0%

21

June 30, 2019

Pax ESG Beta Dividend Fund, continued

Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	3.7%
Amazon.com, Inc.	3.2%
Apple, Inc.	3.1%
Cisco Systems, Inc.	3.0%
Johnson & Johnson	2.9%
Texas Instruments, Inc.	2.5%
IBM	2.2%
AT&T, Inc.	2.2%
PepsiCo, Inc.	2.1%
Home Depot, Inc., The	2.1%
Total	27.0%

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	26.5%
Consumer Discretionary	13.9%
Health Care	13.2%
Industrials	12.0%
Financials	8.7%
Consumer Staples	7.7%
Communication Services	6.4%
Real Estate	4.8%
Energy	2.8%
Materials	2.3%
Utilities	0.6%
Other assets and liabilities (net)	1.1%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

22

June 30, 2019

Pax Global Opportunities Fund

Portfolio Manager Kirsteen Morrison

Portfolio Manager David Winborne Sub-Adviser Impax Asset Management Ltd.

Portfolio Managers’ Comments

How did the Pax Global Opportunities Fund perform for the period?

For the six-month period ended June 30, 2019, the Fund’s Institutional Class and Investor Class shares had total returns of 25.46% and 25.39%, respectively, compared to 16.23% for the MSCI All-Country World (Net) Index (MSCI ACWI) and 14.89% for the Lipper Global Multi-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

In a strong start to the year, the reversal of the negative sentiment which had dominated global equities at the end of 2018 drove more cyclical areas of the market to outperform. As market volatility from trade friction and global macro headlines continued over the period, the Fund’s long-term secular drivers and more defensive positioning served the portfolio well.

Materials holdings led contributions to return for the Fund, followed by Health Care and Information Technology companies. Stock selection was the main driver of outperformance, with portfolio holdings in Financials and Industrials also seeing strong price appreciation.

The Fund seeks to build long-term capital growth by investing in companies benefiting from the transition to a more sustainable global economy. To identify these opportunities, all market sectors are assessed using Impax’s Sustainability “Opportunities & Risks” Lens, which prioritizes industries based on maximizing the opportunities for investments in solving long-term sustainability challenges while minimizing long-term sustainability risks.

During the period, this approach focused the portfolio in areas of the market which performed strongly. In the Information Technology sector, this approach has resulted in a focus away from large mega-cap technology stocks and instead toward companies exposed to growth in cloud-based, connectivity and data solutions, electronic payments, and electronic design automation tools. In Materials, companies supplying gases, such as for energy efficiency, food preservation and water treatment, or for producing healthier ingredients for nutritious foods, were

23

June 30, 2019

Pax Global Opportunities Fund, continued

positive contributors to performance. Health Care holdings in the Fund are not oriented to big pharmaceutical companies but rather are leaders in life science research tools and environmental testing and analysis.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

There were no material sector or regional allocation changes during the first half of 2019. Notably, the portfolio continued to look for opportunities to increase positioning in more defensive business models that, in our view, are resilient over the business cycle and that offer strong profitability and cash flow.

Though valuations have increased over the period, the investment team retains conviction in the portfolio’s positioning - our projected 12-month forward-looking earnings growth for the Fund is higher than the projection for the MSCI ACWI benchmark.

In terms of activity, higher valuations provided an opportunity to reduce position sizes for a few holdings, against which several new names were added.

What portfolio holdings contributed positively to performance relative to the MSCI ACWI?

Two companies active in water solutions were among the strongest contributors during the period.

Ecolab (Specialty Chemicals, U.S.) saw strong gains as cost-saving solutions for water and energy efficiency continue to be in high demand across many end markets. A partnership is now in place with Microsoft to enable some Ecolab customers to have real-time data on resource, and thus operational, efficiency.

Xylem (Industrial Machinery, U.S.) was also a top relative contributor, as shares continued to move higher for this global leader in water infrastructure.

In the Information Technology sector, a top performer in relative terms was Visa, (Data Processing & Outsourced Services, U.S.) a leader in digital and electronic payments. Visa continues to demonstrate its strong position in global cashless payments with new strategic initiatives to facilitate safer, more secure payments across all forms of global commerce.

24

June 30, 2019

What portfolio holdings detracted from performance relative to the MSCI ACWI?

Sprouts Farmers Market (Food Retail, U.S.), produced a negative contribution to return during the period. Although fourth quarter 2018 results were strong when posted early in 2019, management cut guidance for the remainder of the year and later announced management changes. While this food retailer is facing cost and other challenges, the investment team retains conviction, as we believe this specialty natural and organic retailer has a differentiated and unique offering and has good operating cash flow and low leverage.

Two other companies lagging the broader market were Cognizant (IT Consulting & Other Services, U.S.), active in information technology services, which missed results earlier in the year, and Hiscox (Property & Casualty Insurance, U.K.), a specialty insurer who is reducing exposure to less attractive business areas and is investing in technology and thus lowered guidance on part of its business. One interesting area of specialization for Hiscox is reinsurance for natural catastrophes.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	Since Inception[1]
Institutional Class[2]	PXGOX	25.46%	15.52%	15.17%
Investor Class[2]	PAXGX	25.39%	15.45%	15.11%
MSCI ACWI (Net) Index		16.23%	5.74%	6.56%
Lipper Global Multi-Cap Core Funds Index		14.89%	3.85%	4.56%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]	The Fund’s inception date is June 27, 2018.

[2]

The Fund’s investment adviser assumed certain expenses during the periods; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

25

June 30, 2019

Pax Global Opportunities Fund, continued

Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
Foreign Stocks	49.3%
U.S. Stocks	48.9%
Cash & Cash Equivalents	1.8%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
HDFC Bank, Ltd., ADR	4.3%
Visa, Inc., Class A	4.1%
Prudential PLC	4.0%
Microsoft Corp.	3.9%
Danone SA	3.8%
IQVIA Holdings, Inc.	3.6%
Linde PLC	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Xylem, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co, Ltd	3.3%
Total	37.2%

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	25.4%
Health Care	21.7%
Financials	15.3%
Materials	13.8%
Industrials	8.4%
Consumer Staples	7.9%
Consumer Discretionary	2.8%
Communication Services	2.4%
Other assets and liabilities (net)	2.3%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

26

June 30, 2019

Geographical Diversification

Country	Percent of Net Assets
United States	48.8%
United Kingdom	12.0%
Japan	6.8%
Germany	5.9%
Netherlands	4.9%
India	4.3%
France	3.8%
Taiwan	3.3%
Hong Kong	2.4%
Portugal	2.0%
Spain	2.0%
Norway	1.5%
Other assets and liabilities (net)	2.3%
100.0%

27

June 30, 2019

Pax Global Environmental Markets Fund

Portfolio Manager Hubert Aarts

Portfolio Manager Bruce Jenkyn-Jones

Portfolio Manager David Winborne Sub-Adviser Impax Asset Management Ltd.

Portfolio Managers’ Comments

How did the Pax Global Environmental Markets Fund perform for the period?

For the six-month period ended June 30, 2019, the Investor Class, Class A, and Institutional Class of the Fund had total returns of 20.06%, 20.01%, and 20.22%, respectively, versus 16.23% for the MSCI All-Country World (Net) Index (“MSCI ACWI”) and 19.58% for the FTSE Environmental Opportunities Index Series (“FTSE EOAS”).

The Pax Global Environmental Markets Fund recovered a substantial portion of its 2018 relative underperformance against its global equity benchmark, MSCI ACWI, during the first half of 2019.

What factors contributed to the Fund’s performance?

In a reversal of the negative sentiment that dominated global equities at the end of 2018, the more cyclical sectors of the market, such as Industrials and Materials, recovered and drove the Fund’s outperformance during the period. Technology companies and Water Utilities also contributed strongly with stock selection continuing as a key performance driver for the portfolio.

The Fund represents a portfolio of differentiated companies whose products and services address growing environmental challenges, focused on persistent and long-term trends. With first quarter earnings announcements refocusing the market on positive company fundamentals, the Fund’s Industrial holdings, in particular, delivered positive earnings news, particularly companies active in Buildings Energy Efficiency and Water Infrastructure. This was in contrast to the broader market, where companies struggled to meet earnings expectations.

28

June 30, 2019

Relative to the MSCI ACWI, underweight allocations to the Information Technology and Consumer Discretionary sectors detracted from performance during the period. The Fund’s investible universe does not include many traditional technology or consumer stocks, and we currently see stock specific issues for many of the companies eligible for investment in those sectors.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

No material changes were made to the portfolio over the period and the number of holdings remained steady. The sector allocation remained stable over the period. The allocation to renewable energy companies increased slightly as the cost of alternative energy generation continues to decline and represents increased competitiveness with traditional power sources. Additional portfolio activity was mostly due to trimming position sizes as holdings appreciated or due to increasing existing positions to take advantage of lower prices.

What portfolio holdings contributed positively to performance relative to the MSCI ACWI?

Danaher Corporation (Health Care Equipment, Diversified Water Infrastructure & Technology, U.S.) announced strong quarterly earnings reports and was among the top contributors over the period. Water Infrastructure as a sector continues to deliver strong returns, which is unsurprising in our view given its mission-critical role in delivering clean water and processing wastewater across all parts of the economy.

Ingersoll Rand PLC (Industrial Machinery, Buildings Energy Efficiency, U.S.) announced improved earnings and continued positive guidance, based on robust demand for efficient heating, ventilation and air-conditioning (HVAC) equipment.

Schneider Electric (Electrical Components & Equipment, Power Network Efficiency, France) announced good results across most business divisions, improving margins, and positive guidance. Power Network and Buildings Efficiency have been sectors benefitting from the digital transformation of energy management, and the strong demand for energy efficient cooling and heating systems.

29

June 30, 2019

Pax Global Environmental Markets Fund, continued

What portfolio holdings detracted from performance relative to the MSCI ACWI?

Umicore (Specialty Chemicals, Transport Energy Efficiency, Belgium), produces catalytic converters and issued a downgraded outlook reflecting lower electric vehicle subsidies in China and energy storage delays.

Pentair (Industrial Machinery, Water Treatment Equipment, U.S.), active in global water infrastructure and originally a spinout from Danaher, disappointed with weak first quarter results due to weather and excess inventory.

3M (Industrial Conglomerate, Diversified Environmental, U.S.) announced disappointing first quarter earnings with organic growth that fell short of expectations due, in our view, to weaker auto and semiconductor end markets, while cutting guidance.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PGRNX		20.06%	8.49%	11.49%	5.99%	9.81%
Class A1,2,4	PXEAX	NAV[3]	20.01%	8.41%	11.48%	5.98%	9.81%
		POP	13.42%	2.46%	9.39%	4.79%	9.20%
Institutional Class[1]	PGINX		20.22%	8.71%	11.75%	6.24%	10.10%
MSCI ACWI (Net) Index			16.23%	5.74%	11.62%	6.16%	10.15%
FTSE Environmental Opportunities Index Series			19.58%	8.18%	13.77%	7.45%	11.45%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 5-year and 10-year periods; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

30

June 30, 2019

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
Foreign Stocks	40.9%
U.S. Stocks	56.8%
Cash & Cash Equivalents	2.3%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Schneider Electric SE	3.6%
Linde PLC	3.6%
Waste Management, Inc.	3.3%
Siemens AG	3.2%
Suez	3.2%
TE Connectivity, Ltd.	3.1%
Xylem, Inc.	3.1%
Danaher Corp.	2.9%
Ingersoll-Rand PLC	2.9%
American Water Works Co., Inc.	2.7%
Total	31.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

31

June 30, 2019

Pax Global Environmental Markets Fund, continued

Portfolio Highlights (Unaudited), continued

Environmental Markets Classification System (EMCS)

Sector	Sub Sector	Percent of Net Assets
	Renewable & Alternative Energy		1.0%
	Renewable Energy Developers & Independent Power Producers (IPPs)	1.0%

	Energy Efficiency		34.4%
	Power Network Efficiency	6.2%
	Industrial Energy Efficiency	7.4%
	Buildings Energy Efficiency	9.5%
	Transport Energy Efficiency	10.3%
	Consumer Energy Efficiency	1.0%

	Water Infrastructure & Technologies		27.0%
	Water Infrastructure	11.9%
	Water Treatment Equipment	3.4%
	Water Utilities	8.8%
	Diversified Water Infrastructure & Technology	2.9%

	Pollution Control		11.2%
	Environmental Testing & Gas Sensing	8.5%
	Public Transportation	2.7%

	Waste Management & Technologies		4.3%
	Waste Technology Equipment	1.0%
	General Waste Management	3.3%

	Food, Agriculture & Forestry		14.3%
	Logistics, Food Safety & Packaging	6.6%
	Sustainable & Efficient Agriculture	7.7%

	Diversified Environmental		4.8%
	Diversified Environmental	4.8%

	Other assets and liabilities (net)	3.0%	3.0%
		100.0%	100.0%

May include companies representing multiple industries within a single “Sector”.

32

June 30, 2019

Geographical Diversification

Country	Percent of Net Assets
United States	56.5%
Japan	7.3%
France	6.8%
China	5.9%
Germany	5.0%
United Kingdom	4.7%
Netherlands	3.3%
Taiwan	2.0%
Belgium	1.3%
Switzerland	1.3%
Spain	1.0%
Ireland	1.0%
South Korea	0.9%
Other assets and liabilities (net)	3.0%
100.0%

33

June 30, 2019

Pax Ellevate Global Women’s Leadership Fund

Portfolio Manager Barbara Browning, CFA

Portfolio Manager Scott LaBreche Pax Ellevate Management LLC

Portfolio Managers’ Comments

How did the Pax Ellevate Global Women’s Leadership Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2019, the Investor Class and Institutional Class1 shares had total returns of 18.12% and 18.30%, respectively, compared to 17.01% for the Impax Global Women’s Leadership Index (Women’s Index), 16.98% for the MSCI World (Net) Index (World Index) and 14.89% for the Lipper Global Multi-Cap Core Funds Index.

During the period, the Fund crossed the five-year milestone since adopting a strategic beta strategy in June of 2014. The Fund has outperformed the MSCI World Index for the one-, three- and five-year periods ended June 30, 2019. Specifically, over the five-year period ended June 30, 2019, the Fund’s Institutional Class shares and Investor Class shares have returned 7.68% and 7.41%, respectively, versus the World Index return of 6.60%. The Fund’s overweight to the highest-rated quartile of companies within the World Index based on gender-diverse leadership has made the greatest contribution to the Fund’s relative outperformance, along with the Fund’s significant underweight to the bottom two quartiles of companies with less gender diverse leadership, according to the Impax Gender Leadership Score.

In addition, the Fund has produced strong results compared with peers. The Institutional Class1 shares of the Fund (PXWIX) has posted a top 5% ranking (out of 109 funds) over the five-year period ended June 30, 2019, based on average annual returns within the Lipper Global Multi-Cap Core classification.2

What is the investment objective of the Fund?

The Fund seeks investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Women’s Index. The Fund pursues a strategic beta strategy, investing in the companies comprising the Women’s Index, the first index of the highest-rated companies in the world for gender-diverse leadership, as rated by Impax Gender Analytics.

34

June 30, 2019

The Fund overweights its portfolio toward Women’s Index companies with greater representation of women on boards and in senior management. Women hold 38% of the board seats and 32% of senior management positions in companies in the Fund, compared to 26% and 19%, respectively, within the World Index. In addition, 94% percent of companies in the Fund have three or more women on the board and 99% have two or more women on the board, compared with 46% and 71%, respectively, for companies in the World Index. 33% of companies in the Fund have a woman CEO or CFO, compared with 15% of companies in the World Index.3

What contributed positively and negatively to performance?

The highest-rated 25% of companies within the World Index based on gender-diverse leadership was the Fund’s largest positive contributor to relative performance during the six-month period, along with the Fund’s significant underweight to the bottom quartile of companies with less gender-diverse leadership, according to the Impax Gender Leadership Score.

Over the six-month period, nine out of the eleven sectors produced positive relative performance compared to the World Index. On a sector basis, portfolio holdings in defensive sectors, notably Utilities and Consumer Staples, added the most to relative returns during the period. Strong results from Estee Lauder, Hershey, American Water Works, Canadian Utilities and Sempra Energy drove returns in these sectors. Fund holdings and overweight positioning in Consumer Discretionary, driven by strong results from Ulta Beauty, Lululemon Athletica and Best Buy helped relative performance during the period.

Another bright spot in the Fund’s relative outperformance were portfolio holdings in the Financials sector, driven by strong results from Principal Financial, KeyCorp. and CNP Assurance.

Conversely, portfolio holdings in Communication Services, driven by poor results from Verizon and BT Group within the Telecomm industry detracted. In addition, no allocation to several FAANG4 stocks, including Facebook, Amazon and Netflix, within this sector detracted from performance during the six-month period.

On a regional basis, the Fund’s North American and Pacific holdings added the most to relative performance during the period, while holdings in Europe detracted. Within North America, holdings in the U.S. were the dominate contributor to relative performance. Within the Pacific region, the Fund’s significant underweight

35

June 30, 2019

Pax Ellevate Global Women’s Leadership Fund, continued

to Japan – no Japanese companies rank in the top 400 companies in the world based on our gender leadership criteria – added to relative performance. Conversely, holdings in Europe detracted the most, driven by Sweden and Switzerland.

Footnotes:

[1]	The minimum investment needed for investment in PXWIX is $250,000.

[2]

Data shown represents rankings for the Pax Ellevate Global Women’s Index Fund - Institutional Class (PXWIX) in the Lipper Global Multi-Cap Core category based on average annual returns. Lipper rankings are based on total returns (not including sales charges) for the periods indicated and compare total return performance with that of other funds in the category. The Pax Ellevate Global Women’s Index Fund - Institutional Class (PXWIX) 1-year 13th percentile rank out of 171 funds, 3-year 16th percentile rank out of 133 funds, 5-year 5th percentile rank out of 109 funds, 10-year 68th percentile rank out of 78 funds.

[3]	Impax Gender Analytics, December 31, 2018. The Fund’s investable universe, the Women’s Index, had its annual reconstitution on 11/30/2018.

[4]	FAANG stocks is the acronym for the five most popular and best-performing tech stocks, Facebook, Apple, Amazon, Netflix and Google.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXWEX	18.12%	8.59%	12.19%	7.41%	9.51%
Institutional Class[1]	PXWIX	18.30%	8.87%	12.49%	7.68%	9.78%
Impax Global Women’s Leadership (Net) Index*		17.01%	9.28%	12.55%	7.96%	N/A
MSCI World (Net) Index		16.98%	6.33%	11.77%	6.60%	10.72%
Lipper Global Multi-Cap Core Funds Index		14.89%	3.85%	10.72%	5.62%	10.26%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

*	Inception date of Women’s Index is February 28, 2014.

[1]

On June 4, 2014 the Pax World Global Women’s Equality Fund merged into the Pax Ellevate Global Women’s Leadership Fund (the Fund), pursuant to an Agreement and Plan of Reorganization dated March 4, 2014 (the “Reorganization”). Because the Fund had no investment operations prior to the closing of the Reorganization, Pax World Global Women’s Equality Fund (the “Predecessor Fund”) is treated as the survivor of the Reorganization for account and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

36

June 30, 2019

Asset Allocation	Percent of Investments
Foreign Stocks	34.8%
U.S. Stocks	63.6%
Exchange-Traded Funds	1.1%
Cash & Cash Equivalents	0.5%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	4.7%
Intuit, Inc.	2.1%
Estee Lauder Cos, Inc., The, Class A	2.1%
Best Buy Co., Inc.	2.1%
Principal Financial Group, Inc.	2.0%
Tapestry, Inc.	2.0%
lululemon athletica, Inc.	2.0%
American Water Works Co., Inc.	2.0%
Ulta Beauty, Inc.	2.0%
Viacom, Inc., Class B	1.9%
Total	22.9%

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Financials	20.4%
Consumer Discretionary	15.0%
Information Technology	14.4%
Consumer Staples	13.2%
Health Care	8.2%
Utilities	7.9%
Communication Services	6.4%
Industrials	6.1%
Materials	3.4%
Energy	2.2%
Real Estate	1.4%
Exchange-Traded Funds	1.1%
Other assets and liabilities (net)	0.3%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

37

June 30, 2019

Pax Ellevate Global Women’s Leadership Fund, continued

Portfolio Highlights (Unaudited), continued

Geographical Diversification

Country	Percent of Net Assets
United States	63.6%
France	7.9%
Canada	5.3%
Netherlands	4.3%
Sweden	3.9%
Australia	3.6%
United Kingdom	3.5%
Germany	2.6%
Norway	0.8%
Finland	0.5%
Hong Kong	0.5%
Switzerland	0.5%
Spain	0.4%
Denmark	0.3%
Italy	0.3%
Singapore	0.2%
Belgium	0.2%
New Zealand	0.1%
Israel	0.1%
Ireland	0.0%*
Other assets and liabilities (net)	1.4%
100.0%

*	Rounds to less than 0.05%.

38

June 30, 2019

Pax MSCI EAFE ESG Leaders Index Fund

Portfolio Manager Scott LaBreche

Portfolio Manager’s Comments

How did the Pax MSCI EAFE ESG Leaders Index Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2019, the Institutional Class and Investor Class had total returns of 13.73% and 13.59%, respectively, compared to 14.26% for the MSCI EAFE ESG Leaders (Net) Index (the “Index”) and 14.03% for the MSCI EAFE (Net) Index (“EAFE Index”), and 12.12% for the Lipper International Large-Cap Core Funds Index.

What is the investment objective of the Fund?

The Fund is designed to track the performance of the Index. The Fund and the Index are constructed to have a better ESG profile than the EAFE Index, and the Fund’s holdings averaged an overall score of 7.87 on MSCI ESG Research’s 0 to 10 scale compared to an overall score of 6.66 for the EAFE Index as of June 30, 2019.1 Long term, the Fund seeks to generate better risk-adjusted performance than the EAFE Index through its ESG focus.

What contributed positively and negatively to performance?

The Fund’s ESG focus added to relative performance versus the EAFE Index during the period. The highest-rated ESG companies and the Fund’s large underweight to ESG laggards added to relative performance, while the average-rated ESG companies detracted from relative performance. Longer term, since the Fund’s inception, an overweight to the highest-rated ESG companies has contributed the most to relative performance.

From a sector perspective, seven out of eleven sectors produced positive relative results for the Fund. Fund holdings in Financials, driven by strong results within Banks, Capital Markets and Insurance, added the most to relative performance. Portfolio holdings and an overweight allocation in Information Technology, led by Semiconductors and Software, also had a positive impact on relative performance. In addition, holdings within the REIT sector contributed to relative performance over the six-month period.

Conversely, portfolio holdings in Consumer Staples, led by poor results from companies held within the Food Products and Food & Staples Retailing industries, and an underweight allocation in the Beverages industry, which performed well

39

June 30, 2019

Pax MSCI EAFE ESG Leaders Index Fund, continued

during the period, detracted the most from relative performance. Portfolio holdings in Communication Services, driven by poor results from Telecomm, also detracted from performance.

On a regional basis, Europe and the Pacific regions added to relative performance during the period versus the MSCI EAFE Index. Within Europe, companies with leading ESG profiles in Germany, UK and Netherlands helped performance. In the Pacific region, Japan and Australia also produced positive relative results.

[1]

MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The scoring system is based on general and industry specific ESG criteria, assigning a score on a 0 to 10-point scale (0 lowest to 10 highest).

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	Since Inception
Institutional Class[1]	PXNIX	13.73%	1.98%	7.81%	1.97%	4.46%
Investor Class[1,2]	PXINX	13.59%	1.67%	7.55%	1.71%	4.19%
MSCI EAFE ESG Leaders (Net) Index		14.26%	2.08%	8.34%	2.63%	4.92%
MSCI EAFE (Net) Index		14.03%	1.08%	9.11%	2.25%	4.35%
Lipper International Large-Cap Core Funds Index		12.12%	-1.90%	7.65%	1.47%	3.65%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]

The Fund’s inception date is January 27, 2011. On March 31, 2014, Pax World International Fund and Pax MSCI EAFE ESG Index ETF merged into the Pax MSCI EAFE ESG Leaders Index Fund (the Fund), a passively managed index fund which seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index. Based on the similarity of the Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the Predecessor Fund) is treated as the survivor of the mergers for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

Inception of the Investor Class is March 31, 2014. The performance information shown for the Investor Class shares for periods prior to March 31, 2014 includes the performance of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Investor Class.

40

June 30, 2019

Asset Allocation	Percent of Investments
Foreign Stocks	99.8%
Exchange-Traded Funds	0.0%*
Rights	0.0%*
Cash & Cash Equivalents	0.2%
Total	100.0%

*	Rounds to less than 0.05%.

Top Ten Holdings

Company	Percent of Net Assets
Roche Holding AG	2.8%
TOTAL SA	1.9%
SAP SE	1.9%
GlaxoSmithKline PLC	1.5%
Commonwealth Bank of Australia	1.5%
Allianz SE	1.5%
Unilever NV	1.4%
Novo Nordisk A/S, Class B	1.4%
ASML Holding NV	1.2%
Siemens AG	1.2%
Total	16.3%

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Financials	19.9%
Industrials	14.8%
Health Care	11.4%
Consumer Discretionary	10.9%
Consumer Staples	10.5%
Materials	7.9%
Information Technology	7.1%
Communication Services	5.5%
Utilities	4.0%
Energy	3.7%
Real Estate	3.6%
Other assets and liabilities (net)	0.7%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

41

June 30, 2019

Pax MSCI EAFE ESG Leaders Index Fund, continued

Portfolio Highlights (Unaudited), continued

Geographical Diversification

Country	Percent of Net Assets
Japan	22.6%
United Kingdom	12.8%
Germany	11.0%
Australia	9.8%
France	9.8%
Switzerland	7.5%
Netherlands	6.0%
Spain	4.1%
Sweden	3.3%
Denmark	2.7%
Hong Kong	2.7%
Singapore	1.8%
Italy	1.3%
Norway	0.9%
Ireland	0.8%
Finland	0.7%
Belgium	0.5%
Israel	0.4%
Portugal	0.3%
New Zealand	0.2%
Austria	0.1%
Other assets and liabilities (net)	0.7%
100.0%

42

June 30, 2019

Pax Core Bond Fund

Portfolio Manager Anthony Trzcinka, CFA

Portfolio Manager’s Comments

How did the Pax Core Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2019, the Institutional Class and Investor Class shares of the Fund had total returns of 5.84% and 5.61%, respectively, compared to 6.11% for the Bloomberg Barclays U.S. Aggregate Bond Index and 6.61% for the Lipper Core Bond Funds Index.

What factors contributed to the Fund’s performance?

Performance of the Fund’s Treasury sector was a positive contributor to performance. Conversely, the Fund’s Corporate and Securitized positions detracted from performance.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

In general, the Fund continues to be positioned as a high credit quality portfolio. Although the Federal Reserve (Fed) has recently become more dovish with a high probability of interest rate cuts this year, we continue to maintain the view that we are in the latter part of the credit cycle. As such, we have positioned the portfolio with relatively lower credit risk and more liquidity.

During the period we added or increased our position size in impact holdings across four fixed income sectors including corporate, securitized, government and taxable municipals. Impact holdings now stand at 26.8% of the Fund’s allocation as of June 30, 2019. A number of solar asset-backed securities which we found of particular value are included in the Fund. In addition, the Fund became the sole investor in The World Bank’s first U.S. dollar denominated gender-themed bond (International Bank for Reconstruction & Development, 2.80%, 3/11/22), which highlights Sustainable Development Goal 5 — to achieve gender equality and empower all women and girls.

43

June 30, 2019

Pax Core Bond Fund, continued

What portfolio holdings contributed positively to performance?

The Fund’s Treasury and non-agency mortgage backed securities were top contributors to performance. We have positioned our Treasury Bonds to have more sensitivity to interest rate changes. This positioning benefited the Fund as rates declined during the period. In addition, the Fund’s underweight to agency mortgage backed securities helped relative performance as the sector underperformed with falling rates.

What portfolio holdings detracted from performance?

The Fund’s corporate bond and asset-backed security allocations detracted from performance during the period. Our high-quality positioning in the corporate sector hurt as corporate bonds rallied in the first half of the year. Additionally, many of our asset-backed securities have lower duration which were negatively impacted by recent Fed policy. The Fed turned “dovish” during the period which caused interest rates to drop and longer duration securities to outperform.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	Since Inception[1]
Institutional Class[2]	PXBIX	5.84%	7.38%	3.77%
Investor Class[2]	PAXBX	5.61%	7.02%	3.46%
Bloomberg Barclays U.S. Aggregate Bond Index		6.11%	7.87%	4.25%
Lipper Core Bond Funds Index		6.61%	7.98%	4.35%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

44

June 30, 2019

Asset Allocation	Percent of Investments
U.S. Bonds	94.1%
Foreign Bonds	3.4%
Exchange-Traded Funds	1.1%
Cash & Cash Equivalents	1.4%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
United States Treasury Note, 3.375%, 11/15/48	4.8%
United States Treasury Note, 2.625%, 02/28/23	4.4%
United States Treasury Note, 2.750%, 09/30/20	2.5%
United States Treasury Note, 2.125%, 11/30/23	2.2%
United States Treasury Note, 2.250%, 03/31/26	2.1%
United States Treasury Note (TIPS), 0.375%, 07/15/27	1.5%
United States Treasury Note, 4.500%, 02/15/36	1.4%
United States Treasury Note, 4.375%, 11/15/39	1.2%
iShares Core U.S. Aggregate Bond ETF	1.1%
United States Treasury Note, 2.375%, 03/15/21	1.0%
Total	22.2%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Fixed Income Sector Diversification

Sector	Percent of Net Assets
Mortgage-Backed Bonds	31.6%
Corporate Bonds	28.9%
Treasury Bonds	26.2%
Municipal Bonds	6.0%
Supranational Bonds	3.4%
Agency/Gov’t Related Bonds	0.7%
Community Investment Notes	0.5%
Other assets and liabilities (net)	2.7%
Total	100.0%

45

June 30, 2019

Pax Core Bond Fund, continued

Portfolio Highlights (Unaudited), continued

Credit Quality*

Bond Rating	Percent of Bonds
U.S. Government	51.2%
AAA	9.4%
AA+	2.1%
AA	3.4%
AA-	3.2%
A+	3.1%
A	4.8%
A-	4.5%
BBB+	4.1%
BBB	3.6%
BBB-	2.3%
BB+	0.6%
BB	0.9%
BB-	1.2%
B	0.2%
Not Rated	5.4%
100.0%

*

Credit quality ratings by Standard & Poor’s assist investors by evaluating the credit worthiness of many bond issues. AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Not Rated: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

46

June 30, 2019

Pax High Yield Bond Fund

Portfolio Manager Peter Schwab, CFA

Portfolio Manager Kent Siefers

Portfolio Managers’ Comments

How did the Pax High Yield Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2019, the Investor Class, Class A, and Institutional Class shares of the Fund had total returns of 9.29%, 9.28%, and 9.28%, respectively, compared to 10.36% for the ICE BofA Merrill Lynch U.S. High Yield—Cash Pay—BB-B (Constrained 2%) Index and 10.02% for the Lipper High Yield Bond Funds Index.

The Fund’s performance during this period of strong high yield market conditions was consistent with our expectations due to the Fund’s conservative positioning and lower beta characteristics compared to the benchmark index. Continued corporate earnings growth, benign interest rate expectations and low default rates were all supportive of the equity and high yield markets in the period.

What factors contributed to the Fund’s performance?

The Fund’s performance was driven by positive credit selection in the Basic Industry and Capital Goods sectors while offset by negative credit selection in the Consumer Goods and Telecommunications sectors. The Fund’s underweight to the Energy sector also contributed positively to performance. The Fund’s shorter duration versus the benchmark was a minor detractor.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

During the first half of 2019, the Fund’s BB ratings exposure decreased from 52.7%, as of December 31, 2018, to 50.2%, on June 30, 2019. During the same period the Fund’s B rated bonds increased from 33.0% to 37.3%. CCC and below rated exposures decreased from 7.50% to 4.90%. Despite the changes, the average credit quality of the Fund, as measured by S&P Global Ratings, was unchanged at B+. The duration of the Fund, as measured by FactSet, was 3.1 years on June 30, 2019, down from 4.1 years at December 31, 2018. The benchmark’s duration at the same dates was 3.5 years and 4.3 years, respectively.

47

June 30, 2019

Pax High Yield Bond Fund, continued

By sector, the Fund increased exposure to Retail, Leisure and Media. The Fund decreased its exposure to Capital Goods, Banking and Healthcare. While the top 10 positions changed during the period due to re-financing activity, the total weighting of the group was consistent at approximately 8%.

On the sustainability front, we are pleased to welcome a new high yield green bond to the market and the Fund during the period. Hannon Armstrong Sustainable Infrastructure Capital, Inc. issued a new BB+ rated $350 million bond which will be used to further the company’s efforts to finance various renewable energy projects. We believe this well-managed company with strong fundamentals will make a good long-term core overweight position.

What portfolio holdings contributed positively to performance?

PetSmart, a specialty retailer, outperformed materially in the period as they exceeded low expectations and completed a public offering of a subsidiary named Chewy, a fast-growing on-line business.

Ardagh Group, a consumer packaging company and a large overweight, is delivering on their deleveraging plans and performing well operationally.

Springleaf Finance, a consumer lending company, also contributed to performance as the management team is executing on promised synergies from the combination of One Main and Springleaf as well as low delinquencies on their loans.

What portfolio holdings detracted from performance?

Highridge, a consumer products company, performed poorly due to competitive pressures. We have exited this position due to concerns about the company’s ability to carry their existing debt load.

Charlotte Russe, an apparel retailer, continued to perform poorly and we exited the position after finding liquidity in the name.

Great Western, a Colorado based exploration and production company, detracted from performance due to regulatory changes and uncertainties in Colorado. The company remains in the portfolio due to what we believe is solid operational performance and a strong environmental track record.

48

June 30, 2019

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PAXHX		9.29%	6.81%	7.00%	2.62%	6.36%
Class A1,2,4	PXHAX	NAV[3]	9.28%	6.80%	6.99%	2.65%	6.37%
		POP	4.44%	1.99%	5.36%	1.71%	5.89%
Institutional Class[1]	PXHIX		9.28%	6.92%	7.21%	2.86%	6.62%
ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index			10.36%	8.61%	7.14%	4.81%	8.58%
Lipper High Yield Bond Funds Index			10.02%	6.90%	7.17%	3.97%	8.50%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 10-year period; average annual returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 4.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
U.S. Bonds	80.6%
Foreign Bonds	14.6%
Loans	0.8%
U.S. Stocks	0.5%
Cash & Cash Equivalents	3.5%
Total	100.0%

49

June 30, 2019

Pax High Yield Bond Fund, continued

Portfolio Highlights (Unaudited), continued

Credit Quality*

Bond Rating	Percent of Bonds
BBB-	6.9%
BB+	12.0%
BB	18.1%
BB-	20.2%
B+	11.2%
B	18.1%
B-	8.0%
CCC+	3.6%
CCC	1.3%
Not Rated	0.6%
100.0%

*	See bond rating descriptions on page 46.

Top Ten Holdings

Company	Percent of Net Assets
Altice France SA/France, 144A, 7.375%, 05/01/26	0.9%
Fly Leasing, Ltd., 6.375%, 10/15/21	0.9%
Air Canada, 144A, 7.750%, 04/15/21	0.8%
Standard Industries, Inc., 144A, 6.000%, 10/15/25	0.8%
Prestige Brands, Inc., 144A, 6.375%, 03/01/24	0.7%
Parkland Fuel Corp., 144A, 6.000%, 04/01/26	0.7%
Performance Food Group, Inc., 5.500%, 06/01/24	0.7%
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26	0.7%
New Red Finance, Inc., 144A, 5.000%, 10/15/25	0.7%
Meritor, Inc., 6.250%, 02/15/24	0.6%
Total	7.5%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

50

June 30, 2019

Fixed Income Sector Diversification

Sector	Percent of Net Assets
Media	12.1%
Basic Industry	11.2%
Energy	10.3%
Telecommunications	9.5%
Services	6.9%
Health Care	6.7%
Consumer Goods	5.8%
Retail	4.9%
Financial Services	4.7%
Capital Goods	4.5%
Leisure	3.8%
Banking	3.4%
Technology & Electronics	3.3%
Automotive	2.8%
Real Estate	2.8%
Utility	2.4%
Transportation	1.1%
Insurance	0.9%
Other assets and liabilities (net)	2.9%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

51

June 30, 2019

Pax Balanced Fund

Portfolio Manager Andrew Braun

Portfolio Manager Nathan Moser, CFA

Portfolio Manager Anthony Trzcinka, CFA

Portfolio Manager Peter Schwab, CFA

Portfolio Managers’ Comments

How did the Pax Balanced Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2019, the Investor Class and Institutional Class of the Fund had total returns of 12.36% and 12.54%, respectively, compared to 18.54% for the S&P 500 Index, 13.64% for the 60% S&P 500 Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index blend (the Blended Index) and 12.21% for the Morningstar Allocation--50% to 70% Equity category average.

What factors contributed to the Fund’s performance?

Equity and fixed income markets posted strong returns for the first six months of 2019, driving a strong double digit return for the Balanced Fund over that period. The S&P 500 Index delivered a robust 18.54% return, approximately 8.5% higher than its long-term average historical return for an entire year. Bonds also delivered solid returns as interest rates declined precipitously over the course of 2019, driving a 6.11% return for the Bloomberg Barclays US Aggregate Index. Non-US developed market stocks, as measured by the MSCI EAFE Index, returned 14.03%, but once again lagged U.S. stocks.

The non-US equity allocation was a headwind for the Fund’s performance relative to the Blended Index as it contains no non-U.S. exposure, but the modest, intentional underweight position to non-U.S. stocks relative to peers contributed positively to the Fund’s performance versus the Morningstar Allocation--50% to 70% Equity category average.

52

June 30, 2019

Can you discuss any significant changes to the Fund’s positioning throughout the period?

The Fund’s equity allocation was reduced in the latter half of the second quarter in anticipation of the liquidation of the Pax Mid Cap Fund (See Note F in the Notes to Financial Statements) and remains modestly below its 60% neutral target. The fixed income allocation also remains modestly below its 40% target. We believe the strong performance of both stocks and bonds has left investors contending with high equity valuations and meager fixed income yields at current interest rate levels. We are maintaining a modest 5% transitional allocation to cash that we will be prepared to deploy across U.S. equity, non-U.S. equity or fixed income as clarity increases on valuations, risks and prospects across these asset classes.

What portfolio holdings contributed positively and negatively to performance?

During the period the Pax ESG Beta Dividend Fund lagged the broad market during the strong rally due to its more defensive characteristics, and as a result, was the largest detractor to the Balanced Fund’s relative performance. The allocation to two global funds, the Pax Global Environmental Markets Fund and the Pax Global Opportunities Fund, contributed positively as both significantly outperformed global equities. The Pax Large Cap Fund modestly outperformed the S&P 500 Index and contributed positively to performance.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2019

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PAXWX	12.36%	7.36%	7.95%	5.72%	8.43%
Institutional Class[1]	PAXIX	12.54%	7.61%	8.22%	5.99%	8.71%
S&P 500 Index		18.54%	10.42%	14.19%	10.71%	14.70%
Blended Index		13.64%	9.87%	9.51%	7.75%	10.50%
Morningstar Allocation--50% to 70% Equity		12.21%	5.73%	7.79%	5.04%	8.93%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

53

June 30, 2019

Pax Balanced Fund, continued

Portfolio Highlights (Unaudited), continued

Manager Allocations

Fund Allocation	Percent of Net Assets
Equity
Large-Cap/Multi-Cap Core Strategies
Pax Large Cap Fund	36.9%
Pax ESG Beta Dividend Fund	7.0%
Small/Mid-Cap Core Strategies
Pax Mid Cap Fund	0.2%*
Pax Small Cap Fund	1.7%
Foreign Strategies
Pax Global Environmental Markets Fund	1.3%
Pax Global Opportunities Fund	1.6%
Pax MSCI EAFE ESG Leaders Index Fund	8.0%
Total Equity	56.7%

Fixed Income
Investment Grade/Intermediate
Pax Core Bond Fund	37.2%
High Yield
Pax High Yield Bond Fund	1.2%
Total Fixed Income	38.4%

Cash & Cash Equivalents	4.9%
Total	100.0%

*	See Note F.

54

June 30, 2019

Sustainable Investing Update (Unaudited)

Senior Vice President for Sustainable Investing Julie Gorte, Ph.D.

Engagement is a huge part of our work as sustainable investors, and for good reason — it helps us move the companies we hold in our funds to improve in ways that we think will make them even better investments. In 2018, we reached out to 159 companies to discuss pay equity, climate change, board diversity and other topics where we saw room for improved sustainability.

Why bother? There is an ample and growing body of literature that ties better sustainability performance with better financial performance, and as a provider of mutual funds, we’re interested in delivering positive returns for our shareholders, so pushing for more sustainable companies is wise financially. But not only financially: We don’t pretend that interest in sustainability is driven only by financial performance.

The drumbeat of news that our increasingly unsustainable behavior is going to cost us bigtime is growing louder and more persistent. Human activity is threatening more than one million species with extinction; 200 million people could be displaced by the end of this century due to accelerated melting of ice on Antarctica and Greenland; gender inequality makes a hotbed for myriad social and economic ills associated with discrimination, harassment and violence.

So, while the business case for sustainable investing is solid, the ethical case is even stronger. The first Pax World Fund was launched in 1971 to give investors options for aligning their investments with their values and to challenge corporations to establish and live up to specific standards of social and environmental responsibility. Not only have we not forgotten these roots, I believe there’s an even greater urgency to our work today, five decades later. It’s what drives us to demand more from the companies in our portfolios.

Our new engagement report highlights the whole universe of effort that takes place away from the trading desks. If you haven’t taken a look yet, please do. (Find it at www.paxworld.com/engagement.) It’s packed with nuggets that show how your investment dollars make an impact not only on your quarterly statements but also in Silicon Valley, on Capitol Hill and in communities across the globe.

55

June 30, 2019

Sustainable Investing Update (Unaudited), continued

As a Pax World Funds shareholder, you are helping to proactively address pressing global challenges such as climate change and inequality. It’s time more investors stepped up, following your lead, and stopped treating finance and investment as some kind of moral-free zone where only dispassionate decisions are legitimate. The sustainability journey is something that we can’t just outsource to others: We all have a stone to contribute to the edifice, and investors, particularly, have a key role to play in the transition to a more sustainable economy.

56

June 30, 2019

Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the relevant Fund’s prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2019 and ending on June 30, 2019.

Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of fifteen dollars. If you are invested in one of these account types, you should add an additional $7.50 to the estimated expenses paid during the period.

Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, our costs would have been higher.

57

June 30, 2019

Shareholder Expense Examples (Unaudited), continued

Based on Actual Fund Return
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund - Investor	$ 1,000.00	$ 1,186.40	0.95%	$ 5.15
Large Cap Fund - Institutional	1,000.00	1,187.50	0.70%	3.80
Small Cap Fund - Investor	1,000.00	1,174.10	1.24%	6.68
Small Cap Fund - Class A	1,000.00	1,173.70	1.24%	6.68
Small Cap Fund - Institutional	1,000.00	1,175.50	1.00%	5.39
ESG Beta Quality Fund - Investor	1,000.00	1,152.80	0.90%	4.80
ESG Beta Quality Fund - Class A	1,000.00	1,152.60	0.90%	4.80
ESG Beta Quality Fund - Institutional	1,000.00	1,154.10	0.65%	3.47
ESG Beta Dividend Fund - Investor	1,000.00	1,147.00	0.90%	4.79
ESG Beta Dividend Fund - Institutional	1,000.00	1,148.90	0.65%	3.46
Global Opportunities Fund - Investor	1,000.00	1,253.90	1.16%	6.48
Global Opportunities Fund - Institutional	1,000.00	1,254.60	0.92%	5.14
Global Environmental Markets Fund - Investor	1,000.00	1,200.60	1.21%	6.60
Global Environmental Markets Fund - Class A	1,000.00	1,200.10	1.21%	6.60
Global Environmental Markets Fund - Institutional	1,000.00	1,202.20	0.96%	5.24
Global Women’s Leadership Fund - Investor	1,000.00	1,181.20	0.80%	4.33
Global Women’s Leadership Fund - Institutional	1,000.00	1,183.00	0.55%	2.98
MSCI EAFE ESG Leaders Index Fund - Investor	1,000.00	1,135.90	0.80%	4.24
MSCI EAFE ESG Leaders Index Fund - Institutional	1,000.00	1,137.30	0.55%	2.91
Core Bond Fund - Investor	1,000.00	1,056.10	0.71%	3.62
Core Bond Fund - Institutional	1,000.00	1,058.40	0.46%	2.35
High Yield Bond Fund - Investor	1,000.00	1,092.90	0.96%	4.98
High Yield Bond Fund - Class A	1,000.00	1,092.80	0.96%	4.98
High Yield Bond Fund - Institutional	1,000.00	1,092.80	0.70%	3.63
Balanced Fund - Investor	1,000.00	1,123.60	0.30%	1.58
Balanced Fund - Institutional	1,000.00	1,125.40	0.05%	0.26

[1]

Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2019 and ending on June 30, 2019).

58

June 30, 2019

Shareholder Expense Examples (Unaudited), continued

Based on Hypothetical 5% Return (before expenses)
	Beginning Account Value 1/1/2019	Ending Account Value 6/30/2019	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund- Investor	$ 1,000.00	$ 1,020.08	0.95%	$ 4.76
Large Cap Fund - Institutional	1,000.00	1,021.32	0.70%	3.51
Small Cap Fund - Investor	1,000.00	1,018.65	1.24%	6.21
Small Cap Fund - Class A	1,000.00	1,018.65	1.24%	6.21
Small Cap Fund - Institutional	1,000.00	1,019.84	1.00%	5.01
ESG Beta Quality Fund - Investor	1,000.00	1,020.33	0.90%	4.51
ESG Beta Quality Fund - Class A	1,000.00	1,020.33	0.90%	4.51
ESG Beta Quality Fund - Institutional	1,000.00	1,021.57	0.65%	3.26
ESG Beta Dividend Fund- Investor	1,000.00	1,020.33	0.90%	4.51
ESG Beta Dividend Fund - Institutional	1,000.00	1,021.57	0.65%	3.26
Global Opportunities Fund - Investor	1,000.00	1,019.04	1.16%	5.81
Global Opportunities Fund - Institutional	1,000.00	1,020.23	0.92%	4.61
Global Environmental Markets Fund - Investor	1,000.00	1,018.79	1.21%	6.06
Global Environmental Markets Fund - Class A	1,000.00	1,018.79	1.21%	6.06
Global Environmental Markets Fund - Institutional	1,000.00	1,020.03	0.96%	4.81
Global Women’s Leadership Fund - Investor	1,000.00	1,020.83	0.80%	4.01
Global Women’s Leadership Fund - Institutional	1,000.00	1,022.07	0.55%	2.76
MSCI EAFE ESG Leaders Index Fund - Investor	1,000.00	1,020.83	0.80%	4.01
MSCI EAFE ESG Leaders Index Fund - Institutional	1,000.00	1,022.07	0.55%	2.76
Core Bond Fund - Investor	1,000.00	1,021.27	0.71%	3.56
Core Bond Fund - Institutional	1,000.00	1,022.82	0.46%	2.31
High Yield Bond Fund - Investor	1,000.00	1,020.03	0.96%	4.81
High Yield Bond Fund - Class A	1,000.00	1,020.03	0.96%	4.81
High Yield Bond Fund - Institutional	1,000.00	1,021.32	0.70%	3.51
Balanced Fund - Investor	1,000.00	1,023.31	0.30%	1.51
Balanced Fund - Institutional	1,000.00	1,024.55	0.05%	0.25

[1]

Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2019 and ending on June 30, 2019).

59

June 30, 2019

Schedule of Investments (Unaudited)

Pax Large Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 97.5%
Communication Services: 11.4%
Alphabet, Inc., Class A (a)	15,223	$16,483,464
Alphabet, Inc., Class C (a)	15,375	16,618,992
AT&T, Inc.	527,000	17,659,770
T-Mobile US, Inc. (a)	152,500	11,306,350
Walt Disney Co., The	104,900	14,648,236
		76,716,812
Consumer Discretionary: 11.8%
Amazon.com, Inc. (a)	16,732	31,684,217
Aptiv PLC	131,500	10,629,145
Lowe’s Cos., Inc.	146,562	14,789,571
PVH Corp.	96,880	9,168,723
Target Corp.	154,850	13,411,559
		79,683,215
Consumer Staples: 5.7%
Mondelez International, Inc., Class A	325,100	17,522,890
Procter & Gamble Co., The	188,300	20,647,095
		38,169,985
Energy: 4.0%
ConocoPhillips	202,000	12,322,000
Pioneer Natural Resources Co.	48,231	7,420,822
Schlumberger, Ltd.	188,277	7,482,128
		27,224,950
Financials: 12.8%
Bank of America Corp.	396,400	11,495,600
BlackRock, Inc.	27,100	12,718,030
Citizens Financial Group, Inc.	399,700	14,133,392
JPMorgan Chase & Co.	175,818	19,656,452
Prudential Financial, Inc.	121,100	12,231,100
Voya Financial, Inc.	294,300	16,274,790
		86,509,364
Health Care: 14.1%
Biogen, Inc. (a)	28,518	6,669,505
Bristol-Myers Squibb Co.	275,212	12,480,864
Celgene Corp. (a)	71,168	6,578,770
Cigna Corp.	50,794	8,002,595
Elanco Animal Health, Inc. (a)	373,227	12,615,073
Humana, Inc.	35,264	9,355,539
IQVIA Holdings, Inc. (a)	43,400	6,983,060
Merck & Co., Inc.	253,937	21,292,617
Thermo Fisher Scientific, Inc.	38,359	11,265,271
		95,243,294

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials: 9.5%
Eaton Corp PLC	165,671	$13,797,081
Ingersoll-Rand PLC	168,203	21,306,274
Waste Management, Inc.	129,327	14,920,456
Xylem, Inc.	163,700	13,691,868
		63,715,679
Information Technology: 20.7%
Apple, Inc.	173,695	34,377,714
Applied Materials, Inc.	278,042	12,486,866
Microsoft Corp.	277,194	37,132,909
salesforce.com, Inc. (a)	88,218	13,385,317
Symantec Corp.	406,994	8,856,189
TE Connectivity, Ltd.	128,000	12,259,840
Visa, Inc., Class A	119,900	20,808,645
		139,307,480
Materials: 3.2%
DuPont de Nemours, Inc.	108,266	8,127,529
Vulcan Materials Co.	97,800	13,428,918
		21,556,447
Real Estate: 4.3%
Equinix, Inc., REIT	33,300	16,792,857
Prologis, Inc., REIT	153,500	12,295,350
		29,088,207
TOTAL COMMON STOCKS
(Cost $514,367,205)		657,215,433

MONEY MARKET: 2.0%
State Street Institutional U.S. Government Money Market Fund, 2.310% (b)(c)	13,219,984	13,219,984
(Cost $13,219,984)

TOTAL INVESTMENTS: 99.5%
(Cost $527,587,189)		670,435,417

OTHER ASSETS AND LIABILITIES — (NET): 0.5%		3,457,321

NET ASSETS: 100.0%		$673,892,738

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(c)	Premier Class shares

SEE NOTES TO FINANCIAL STATEMENTS	60

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Small Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 90.9%
Communication Services: 2.2%
AMC Networks, Inc., Class A (a)	100,139	$5,456,574
ORBCOMM, Inc. (a)(b)	581,213	4,213,794
		9,670,368
Consumer Discretionary: 10.2%
Carter’s, Inc.	63,804	6,223,442
Columbia Sportswear Co.	54,527	5,461,424
Crocs, Inc. (a)	225,000	4,443,750
Dunkin’ Brands Group, Inc.	70,000	5,576,200
Grand Canyon Education, Inc. (a)	17,500	2,047,850
National Vision Holdings, Inc. (a)	132,724	4,078,609
Wendy’s Co, The	440,944	8,633,683
Wyndham Hotels & Resorts, Inc.	158,770	8,849,840
		45,314,798
Consumer Staples: 4.0%
Maple Leaf Foods, Inc.	545,800	11,953,376
Performance Food Group Co. (a)	150,559	6,026,877
		17,980,253
Energy: 3.9%
Antero Resources Corp. (a)(b)	579,056	3,202,180
Parsley Energy, Inc., Class A (a)	756,814	14,387,034
		17,589,214
Financials: 22.1%
Hanover Insurance Group, Inc., The	53,861	6,910,366
HomeTrust Bancshares, Inc.	915,936	23,026,631
Meridian Bancorp, Inc.	1,321,986	23,650,330
TheStreet, Inc.	225,277	1,380,948
Univest Financial Corp.	116,944	3,070,949
Victory Capital Holdings, Inc., Class A (a)	1,420,153	24,398,228
White Mountains Insurance Group, Ltd.	15,612	15,947,034
		98,384,486
Health Care: 9.8%
Ligand Pharmaceuticals, Inc. (a)(b)	72,303	8,253,387
Merit Medical Systems, Inc. (a)	153,850	9,163,306
Natus Medical, Inc. (a)	605,122	15,545,585

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Wright Medical Group NV (a)	360,000	$10,735,200
		43,697,478
Industrials: 16.0%
Beacon Roofing Supply, Inc. (a)	120,191	4,413,414
Clarivate Analytics PLC (a)(b)	144,275	2,218,950
Comfort Systems USA, Inc.	185,274	9,447,121
EMCOR Group, Inc.	140,002	12,334,176
Federal Signal Corp.	157,132	4,203,281
Great Lakes Dredge & Dock Corp. (a)	180,071	1,987,984
MasTec, Inc. (a)(b)	157,889	8,136,020
MRC Global, Inc. (a)	616,170	10,548,830
Thermon Group Holdings, Inc. (a)	359,712	9,226,613
Watts Water Technologies, Inc., Class A	53,426	4,978,235
WESCO International, Inc. (a)	72,453	3,669,744
		71,164,368
Information Technology: 9.0%
8x8, Inc. (a)(b)	110,900	2,672,690
Appian Corp. (a)(b)	137,189	4,948,407
Cabot Microelectronics Corp.	33,000	3,632,640
Ciena Corp. (a)	124,129	5,105,425
Everbridge, Inc. (a)(b)	6,709	599,919
Genpact, Ltd.	250,000	9,522,500
nLight, Inc. (a)	85,000	1,632,000
Proofpoint, Inc. (a)	24,470	2,942,518
RealPage, Inc. (a)	60,000	3,531,000
Talend SA, ADR (a)	108,158	4,173,817
Zuora, Inc. (a)(b)	100,000	1,532,000
		40,292,916
Materials: 1.4%
Element Solutions, Inc. (a)	598,942	6,193,060

Real Estate: 5.6%
CatchMark Timber Trust, Inc, Class A, REIT	901,215	9,417,697
CubeSmart, REIT	275,000	9,196,000
Four Corners Property Trust, Inc.	56,100	1,533,213
Ryman Hospitality Properties, Inc., REIT	62,012	5,028,553
		25,175,463

61	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Small Cap Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Utilities: 6.7%
ONE Gas, Inc.	91,706	$8,281,052
Unitil Corp.	364,129	21,807,686
		30,088,738
TOTAL COMMON STOCKS
(Cost $372,544,548)		405,551,142

EXCHANGE-TRADED FUNDS: 5.2%
iShares Russell 2000 Value ETF	105,000	12,652,500
Vanguard Small-Cap Value ETF	80,000	10,443,200
(Cost $22,835,492)		23,095,700

MONEY MARKET: 4.6%
State Street Institutional U.S. Government Money Market Fund, 2.310% (c)(d)	20,693,122	20,693,122
(Cost $20,693,122)

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.0%
State Street Institutional U.S. Government Money Market Fund, 2.357% (c)(d)	4,404,769	$4,404,769
(Cost $4,404,769)

TOTAL INVESTMENTS: 101.7%
(Cost $420,477,931)		453,744,733

PAYABLE UPON RETURN OF SECURITIES LOANED: -1.0%		(4,404,769)

OTHER ASSETS AND LIABILITIES — (NET): -0.7%		(3,323,484)

NET ASSETS: 100.0%		$446,016,480

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2019. The total market value of securities on loan as of June 30, 2019 was $25,101,806.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)	Premier Class shares

SEE NOTES TO FINANCIAL STATEMENTS	62

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax ESG Beta Quality Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 99.4%
Communication Services: 8.1%
Alphabet, Inc., Class A (a)	4,465	$4,834,701
Alphabet, Inc., Class C (a)	1,456	1,573,805
AT&T, Inc.	80,919	2,711,596
CBS Corp., Class B	15,294	763,171
Verizon Communications, Inc.	102,420	5,851,255
Viacom, Inc., Class B	39,992	1,194,561
Walt Disney Co., The	7,959	1,111,395
		18,040,484
Consumer Discretionary: 13.9%
Amazon.com, Inc. (a)	3,583	6,784,877
Best Buy Co., Inc.	3,396	236,803
BorgWarner, Inc.	8,566	359,601
Capri Holdings, Ltd. (a)	13,886	481,566
Chipotle Mexican Grill, Inc. (a)	536	392,824
Darden Restaurants, Inc.	8,884	1,081,449
Foot Locker, Inc.	9,302	389,940
Gap Inc., The (b)	10,649	191,363
Gentex Corp.	9,070	223,213
Home Depot, Inc., The	15,500	3,223,535
Kohl’s Corp.	2,424	115,261
Kontoor Brands, Inc. (a)	1,863	52,201
Lear Corp.	4,142	576,856
Lowe’s Cos., Inc.	4,402	444,206
Marriott International, Inc., Class A	11,760	1,649,810
McDonald’s Corp.	8,195	1,701,774
Michaels Cos, Inc., The (a)	1,723	14,990
NIKE, Inc., Class B	26,027	2,184,967
Nordstrom, Inc. (b)	7,112	226,588
Penske Automotive Group, Inc. (b)	20,894	988,286
PulteGroup, Inc.	732	23,146
Starbucks Corp.	45,300	3,797,499
Target Corp.	25,701	2,225,964
TJX Cos., Inc., The	25,238	1,334,585
Tractor Supply Co.	806	87,693
Ulta Beauty, Inc. (a)	845	293,122
VF Corp.	13,046	1,139,568
Wendy’s Co, The	2,254	44,133
Williams-Sonoma, Inc. (b)	13,332	866,580
		31,132,400
Consumer Staples: 9.8%
Clorox Co., The	1,978	302,852
Colgate-Palmolive Co.	10,980	786,937
Estee Lauder Cos, Inc., The, Class A	8,219	1,504,981

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Staples, continued
General Mills, Inc.	29,116	$1,529,172
Herbalife Nutrition, Ltd. (a)(b)	8,167	349,221
Hershey Co.,The	14,882	1,994,634
J.M. Smucker Co., The	3,387	390,149
Kellogg Co.	10,929	585,467
Keurig Dr Pepper, Inc. (b)	19,439	561,787
Kimberly-Clark Corp.	22,176	2,955,617
Kraft Heinz Co., The	1,204	37,372
Kroger Co., The	61,724	1,340,028
McCormick & Co., Inc.	804	124,628
PepsiCo, Inc.	45,355	5,947,400
Procter & Gamble Co., The	22,100	2,423,265
Sprouts Farmers Market, Inc. (a)	9,050	170,955
Sysco Corp.	7,260	513,427
US Foods Holding Corp. (a)	14,177	506,970
		22,024,862
Energy: 1.3%
Cabot Oil & Gas Corp.	33,002	757,726
ConocoPhillips	5,407	329,827
Phillips 66	20,051	1,875,570
Valero Energy Corp.	31	2,654
		2,965,777
Financials: 11.2%
Aflac, Inc.	72,634	3,981,070
Allstate Corp., The	12,331	1,253,939
Ally Financial, Inc.	34,914	1,081,985
American Express Co.	6,774	836,183
American National Insurance Co.	918	106,919
Bank of America Corp.	37,793	1,095,997
Citizens Financial Group, Inc.	41,403	1,464,010
Comerica, Inc.	12,191	885,554
Discover Financial Services	33,106	2,568,695
East West Bancorp, Inc.	22,447	1,049,846
FactSet Research Systems, Inc. (b)	379	108,606
Fifth Third Bancorp	32,677	911,688
Lincoln National Corp.	27,522	1,773,793
MarketAxess Holdings, Inc.	1,383	444,524
Morningstar, Inc.	5,153	745,330
OneMain Holdings, Inc.	4,957	167,596
PNC Financial Services Group, Inc., The	30,700	4,214,497
Prudential Financial, Inc.	4,974	502,374

63	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax ESG Beta Quality Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
Reinsurance Group of America, Inc.	6,161	$961,301
U.S. Bancorp	11,186	586,146
Unum Group	7,417	248,840
		24,988,893
Health Care: 12.9%
AbbVie, Inc.	21,199	1,541,591
Agilent Technologies, Inc.	17,334	1,294,330
Amgen, Inc.	2,690	495,713
Anthem, Inc.	2,937	828,851
Biogen, Inc. (a)	3,873	905,779
Bristol-Myers Squibb Co.	4,992	226,387
Celgene Corp. (a)	17,207	1,590,615
Centene Corp. (a)	1,692	88,728
Eli Lilly & Co.	13,746	1,522,919
Gilead Sciences, Inc.	4,440	299,966
HCA Healthcare, Inc.	14,966	2,022,954
IQVIA Holdings, Inc. (a)	1,162	186,966
Jazz Pharmaceuticals PLC (a)	11,393	1,624,186
Johnson & Johnson	36,360	5,064,222
Laboratory Corp of America Holdings (a)	1,973	341,132
Merck & Co., Inc.	37,405	3,136,409
Thermo Fisher Scientific, Inc.	14,287	4,195,806
UnitedHealth Group, Inc.	14,112	3,443,469
		28,810,023
Industrials: 7.3%
3M Co.	19,189	3,326,222
Delta Air Lines, Inc.	1,471	83,479
Expeditors International of Washington, Inc.	8,194	621,597
Landstar System, Inc.	15,792	1,705,378
ManpowerGroup, Inc.	12,670	1,223,922
PACCAR, Inc.	6,863	491,803
Robert Half International, Inc.	3,188	181,748
Roper Technologies, Inc.	8,210	3,006,995
Ryder System, Inc.	18,986	1,106,884
Stanley Black & Decker, Inc.	4,000	578,440
United Parcel Service, Inc., Class B	16,564	1,710,564
United Rentals, Inc. (a)	2,903	385,025
W.W. Grainger, Inc.	932	249,990
Waste Management, Inc.	13,039	1,504,309
WESCO International, Inc. (a)	4,233	214,401
		16,390,757

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology: 21.5%
Accenture PLC, Class A	9,603	$1,774,346
Apple, Inc.	32,725	6,476,933
Booz Allen Hamilton Holding Corp.	2,506	165,922
CDW Corp.	1,459	161,949
Cisco Systems, Inc.	33,712	1,845,058
Citrix Systems, Inc.	10,816	1,061,482
Cognizant Technology Solutions, Class A	24,303	1,540,567
Commscope Holding Co., Inc. (a)	8,148	128,168
DXC Technology Co.	8,087	445,998
F5 Networks, Inc. (a)	3,807	554,413
HP, Inc.	106,836	2,221,120
IBM	12,600	1,737,540
Intel Corp.	62,993	3,015,475
Intuit, Inc.	2,033	531,284
Manhattan Associates, Inc. (a)	4,771	330,773
MasterCard, Inc., Class A	23,200	6,137,097
Microsoft Corp.	52,646	7,052,458
Oracle Corp.	26,256	1,495,804
Red Hat, Inc. (a)	9,990	1,875,722
Seagate Technology PLC	1,486	70,020
Skyworks Solutions, Inc.	518	40,026
Synopsys, Inc. (a)	7,939	1,021,670
Texas Instruments, Inc.	45,595	5,232,482
Visa, Inc., Class A	7,634	1,324,881
Western Union Co., The (b)	99,504	1,979,135
		48,220,323
Materials: 3.7%
Air Products & Chemicals, Inc.	347	78,550
Celanese Corp.	3,032	326,850
Chemours Co., The	46,379	1,113,096
Eastman Chemical Co.	25,935	2,018,521
Ecolab, Inc.	2,348	463,589
Huntsman Corp.	795	16,250
Linde PLC	8,176	1,641,741
LyondellBasell Industries NV, Class A	28,177	2,426,885
Sonoco Products Co.	4,489	293,311
		8,378,793

SEE NOTES TO FINANCIAL STATEMENTS	64

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax ESG Beta Quality Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate: 5.3%
CBRE Group, Inc., Class A (a)	45,500	$2,334,150
Hospitality Properties Trust, REIT	177,466	4,436,650
Host Hotels & Resorts, Inc., REIT	74,722	1,361,435
Jones Lang LaSalle, Inc.	985	138,580
Lamar Advertising Co., Class A, REIT	794	64,084
Public Storage, REIT	2,871	683,786
Simon Property Group, Inc., REIT	17,047	2,723,428
		11,742,113
Utilities: 4.4%
American Water Works Co., Inc.	36,715	4,258,940
Eversource Energy	12,455	943,591
Exelon Corp.	48,655	2,332,521
NextEra Energy, Inc.	11,528	2,361,626
		9,896,678
TOTAL COMMON STOCKS
(Cost $131,456,931)		222,591,103

MONEY MARKET: 0.6%
State Street Institutional U.S. Government Money Market Fund, 2.310% (c)(d)	1,427,208	1,427,208
(Cost $1,427,208)

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.1%
State Street Institutional U.S. Government Money Market Fund, 2.357% (c)(d)	116,575	$116,575
(Cost $116,575)

TOTAL INVESTMENTS: 100.1%
(Cost $133,000,714)		224,134,886

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.1%		(116,575)

OTHER ASSETS AND LIABILITIES — (NET): 0.0% (e)		(12,796)

NET ASSETS: 100.0%		$224,005,515

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2019. The total market value of securities on loan as of June 30, 2019 was $4,268,281.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%.

65	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax ESG Beta Dividend Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.9%
Communication Services: 6.4%
Alphabet, Inc., Class A (a)	1,953	$2,114,708
AT&T, Inc.	84,050	2,816,516
Cinemark Holdings, Inc.	647	23,357
Interpublic Group of Cos Inc., The	8,509	192,218
Omnicom Group, Inc. (b)	3,209	262,978
Telephone & Data Systems, Inc.	5,031	152,942
Verizon Communications, Inc.	40,729	2,326,848
Walt Disney Co., The	2,758	385,127
		8,274,694
Consumer Discretionary: 13.9%
Amazon.com, Inc. (a)	2,171	4,111,071
Best Buy Co., Inc.	5,976	416,706
Chipotle Mexican Grill, Inc. (a)	248	181,754
Darden Restaurants, Inc.	11,313	1,377,131
Foot Locker, Inc.	7,765	325,509
Home Depot, Inc., The	13,261	2,757,890
Kohl’s Corp.	7,419	352,773
Kontoor Brands, Inc. (a)	78	2,186
Las Vegas Sands Corp.	26,567	1,569,844
Lowe’s Cos., Inc.	2,325	234,616
lululemon athletica, Inc. (a)	1,569	282,749
Macy’s, Inc.	2,993	64,230
McDonald’s Corp.	5,618	1,166,634
NIKE, Inc., Class B	6,533	548,445
Ralph Lauren Corp.	1,135	128,925
Ross Stores, Inc.	963	95,453
Royal Caribbean Cruises, Ltd.	4,657	564,475
Starbucks Corp.	17,819	1,493,767
Tapestry, Inc.	736	23,353
Target Corp.	10,113	875,887
TJX Cos., Inc., The	5,291	279,788
Ulta Beauty, Inc. (a)	364	126,268
Under Armour, Inc., Class A (a)(b)	806	20,432
VF Corp.	546	47,693
Whirlpool Corp.	1,574	224,075
Williams-Sonoma, Inc. (b)	11,378	739,570
		18,011,224
Consumer Staples: 7.7%
Clorox Co., The	751	114,986
Coca-Cola Co., The	21,110	1,074,921
Colgate-Palmolive Co.	10,772	772,029
General Mills, Inc.	6,810	357,661
Kimberly-Clark Corp.	11,576	1,542,849

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Staples, continued
Kroger Co., The	9,072	$196,953
PepsiCo, Inc.	21,230	2,783,890
Procter & Gamble Co., The	21,163	2,320,524
Sysco Corp.	6,781	479,552
Walgreens Boots Alliance, Inc.	7,799	426,371
		10,069,736
Energy: 2.8%
Occidental Petroleum Corp.	13,092	658,266
ONEOK, Inc.	10,714	737,230
Schlumberger, Ltd.	43,091	1,712,436
Targa Resources Corp.	14,883	584,307
		3,692,239
Financials: 8.7%
Aflac, Inc.	21,602	1,184,006
Bank of America Corp.	28,340	821,860
CME Group, Inc.	1,876	364,150
Fidelity National Financial, Inc.	15,123	609,457
Invesco, Ltd.	6,116	125,133
MetLife, Inc.	22,924	1,138,635
Morningstar, Inc.	2,231	322,692
Old Republic International Corp.	8,716	195,064
Principal Financial Group, Inc.	11,446	662,952
Prudential Financial, Inc.	17,912	1,809,112
Regions Financial Corp.	23,014	343,829
TFS Financial Corp. (b)	38,073	687,979
U.S. Bancorp	18,607	975,007
Umpqua Holdings Corp.	115,341	1,913,508
Unum Group	6,058	203,246
		11,356,630
Health Care: 13.2%
Abbott Laboratories	27,383	2,302,910
AbbVie, Inc.	17,172	1,248,748
Amgen, Inc.	9,575	1,764,481
Anthem, Inc.	948	267,535
Baxter International, Inc.	5,263	431,040
Bristol-Myers Squibb Co.	8,451	383,253
Cardinal Health, Inc.	17,128	806,729
Eli Lilly & Co.	14,434	1,599,143
Henry Schein, Inc. (a)	3,245	226,826
IDEXX Laboratories, Inc. (a)	768	211,453
Illumina, Inc. (a)	708	260,650
Johnson & Johnson	26,934	3,751,367
Merck & Co., Inc.	21,720	1,821,221

SEE NOTES TO FINANCIAL STATEMENTS	66

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax ESG Beta Dividend Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Quest Diagnostics, Inc.	3,091	$314,695
ResMed, Inc.	7,223	881,423
UnitedHealth Group, Inc.	3,590	875,996
		17,147,470
Industrials: 12.0%
3M Co.	9,768	1,693,185
Dover Corp.	5,825	583,665
Eaton Corp PLC	28,838	2,401,630
Emerson Electric Co.	9,567	638,310
Fastenal Co.	11,192	364,747
Hubbell, Inc.	758	98,843
Illinois Tool Works, Inc.	12,296	1,854,360
Ingersoll-Rand PLC	6,608	837,035
ManpowerGroup, Inc.	910	87,906
Nielsen Holdings PLC	22,048	498,285
PACCAR, Inc.	12,366	886,148
Robert Half International, Inc.	11,088	632,127
Rockwell Automation, Inc.	2,478	405,971
Ryder System, Inc.	13,786	803,724
Stanley Black & Decker, Inc.	1,914	276,784
Union Pacific Corp.	5,221	882,923
United Parcel Service, Inc., Class B	6,098	629,740
W.W. Grainger, Inc.	3,089	828,562
Waste Management, Inc.	9,982	1,151,623
		15,555,568
Information Technology: 26.5% (c)
Accenture PLC, Class A	11,689	2,159,776
Adobe, Inc. (a)	3,019	889,548
Apple, Inc.	20,317	4,021,140
Autodesk, Inc. (a)	3,350	545,715
Automatic Data Processing, Inc.	4,917	812,928
Broadridge Financial Solutions, Inc.	748	95,505
Cadence Design Systems, Inc. (a)	3,789	268,299
Cisco Systems, Inc.	71,423	3,908,980
Citrix Systems, Inc.	154	15,114
Corning, Inc.	7,028	233,540
Fortinet, Inc. (a)	496	38,108
HP, Inc.	37,052	770,311
IBM	21,125	2,913,137
Intel Corp.	26,987	1,291,868
Jack Henry & Associates, Inc.	3,956	529,788

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
Manhattan Associates, Inc. (a)	6,196	$429,569
MasterCard, Inc., Class A	1,507	398,647
Maxim Integrated Products, Inc.	17,024	1,018,376
Microsoft Corp.	35,828	4,799,518
Motorola Solutions, Inc.	479	79,864
National Instruments Corp.	16,747	703,207
NetApp, Inc.	743	45,843
Oracle Corp.	1,660	94,570
Paychex, Inc.	15,095	1,242,168
PayPal Holdings Inc (a)	8,588	982,982
QUALCOMM, Inc.	6,999	532,414
Sabre Corp.	14,232	315,950
salesforce.com, Inc. (a)	5,385	817,066
Seagate Technology PLC	9,055	426,672
Texas Instruments, Inc.	28,208	3,237,150
VMware, Inc., Class A	1,541	257,671
Xerox Corp.	12,012	425,345
Xilinx, Inc.	1,317	155,301
		34,456,070
Materials: 2.3%
Air Products & Chemicals, Inc.	6,287	1,423,187
Avery Dennison Corp.	2,482	287,118
Celanese Corp.	2,005	216,139
Chemours Co., The	3,953	94,872
Ecolab, Inc.	1,088	214,815
Huntsman Corp.	9,593	196,081
Sonoco Products Co.	8,006	523,112
WestRock Co.	2,099	76,551
		3,031,875
Real Estate: 4.8%
HCP, Inc., REIT	9,088	290,634
Hospitality Properties Trust, REIT	70,761	1,769,025
Host Hotels & Resorts, Inc., REIT	34,901	635,896
Iron Mountain, Inc., REIT	2,235	69,956
Kimco Realty Corp., REIT	6,047	111,749
Macerich Co., The, REIT (b)	4,747	158,977
MFA Financial, Inc., REIT	12,845	92,227
Outfront Media, Inc., REIT	3,993	102,979
Public Storage, REIT	1,036	246,744
Simon Property Group, Inc., REIT	4,305	687,767

67	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax ESG Beta Dividend Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate, continued
SITE Centers Corp., REIT	2,508	$33,206
Starwood Property Trust, Inc., REIT	41,291	938,132
Welltower, Inc., REIT	1,699	138,519
WP Carey, Inc., REIT	11,099	901,017
		6,176,828
Utilities: 0.6%
Consolidated Edison, Inc.	825	72,336
Dominion Energy, Inc.	8,490	656,447
Edison International	771	51,973
		780,756
TOTAL COMMON STOCKS
(Cost $95,736,477)		128,553,090

MONEY MARKET: 1.0%
State Street Institutional U.S. Government Money Market Fund, 2.310% (d)(e)	1,287,662	1,287,662
(Cost $1,287,662)

TOTAL INVESTMENTS: 99.9%
(Cost $97,024,139)		129,840,752

OTHER ASSETS AND LIABILITIES — (NET): 0.1%		139,529

NET ASSETS: 100.0%		$129,980,281

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2019. The total market value of securities on loan as of June 30, 2019 was $1,660,649.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(e)	Premier Class shares

SEE NOTES TO FINANCIAL STATEMENTS	68

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Global Opportunities Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 97.7%
Communication Services: 2.4%
KDDI Corp.	30,200	$768,489

Consumer Discretionary: 2.8%
Aptiv PLC	11,016	890,423

Consumer Staples: 7.9%
Danone SA	14,594	1,235,707
Jeronimo Martins SGPS SA	40,379	650,875
Sprouts Farmers Market, Inc. (a)	35,006	661,263
		2,547,845
Financials: 15.3%
AIA Group, Ltd.	70,400	760,242
Beazley PLC	103,109	722,735
HDFC Bank, Ltd., ADR	10,769	1,400,402
Hiscox, Ltd.	36,374	781,500
Prudential PLC	58,581	1,278,880
		4,943,759
Health Care: 21.7%
Abcam PLC	26,665	499,144
Agilent Technologies, Inc.	9,062	676,660
Becton Dickinson & Co.	3,834	966,206
Danaher Corp.	5,462	780,629
Genus PLC	17,841	600,877
Grifols SA, ADR	30,791	649,690
IQVIA Holdings, Inc. (a)	7,197	1,157,997
Siemens Healthineers AG	13,919	586,518
Thermo Fisher Scientific, Inc.	3,711	1,089,846
		7,007,567
Industrials: 8.4%
IDEX Corp.	3,901	671,518
Kubota Corp.	31,200	521,243
Tomra Systems ASA	14,829	488,091
Xylem, Inc.	12,645	1,057,627
		2,738,479
Information Technology: 25.4% (b)
ASML Holding NV	1,515	315,256
Cadence Design Systems, Inc. (a)	11,588	820,546
Cognizant Technology Solutions, Class A	6,926	439,039
Keyence Corp.	1,475	909,666
MasterCard, Inc., Class A	2,615	691,746
Microsoft Corp.	9,416	1,261,367
SAP SE	5,270	722,474

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
Taiwan Semiconductor Manufacturing Co, Ltd	138,000	$1,055,476
TE Connectivity, Ltd.	6,642	636,171
Visa, Inc., Class A	7,690	1,334,600
		8,186,341
Materials: 13.8%
Corbion NV	9,096	296,225
Ecolab, Inc.	3,908	771,596
Koninklijke DSM NV	7,980	984,607
Linde PLC	5,556	1,115,645
Sealed Air Corp.	16,306	697,571
Symrise AG	6,180	595,073
		4,460,717
TOTAL COMMON STOCKS
(Cost $27,761,154)		31,543,620

MONEY MARKET: 1.8%
State Street Institutional U.S. Government Money Market Fund, 2.310% (b)(c)	573,043	573,043
(Cost $573,043)

TOTAL INVESTMENTS: 99.5%
(Cost $28,334,197)		32,116,663

OTHER ASSETS AND LIABILITIES — (NET): 0.5%		147,367

NET ASSETS: 100.0%		$32,264,030

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)	Premier Class shares

69	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Global Opportunities Fund, continued

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
France	$1,235,706	3.8%
Germany	1,904,065	5.9%
Hong Kong	760,242	2.4%
India	1,400,402	4.3%
Japan	2,199,398	6.8%
Netherlands	1,596,089	4.9%
Norway	488,091	1.5%
Portugal	650,875	2.0%
Spain	649,690	2.0%
Taiwan	1,055,476	3.3%
United Kingdom	3,883,136	12.0%
United States	15,720,450	48.8%
Money Market	573,043	1.8%
Other assets and liabilities (net)	147,367	0.5%
TOTAL	$32,264,030	100.0%

SEE NOTES TO FINANCIAL STATEMENTS	70

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Global Environmental Markets Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 97.0%
RENEWABLE & ALTERNATIVE ENERGY: 1.0%
Renewable Energy Developers & Independent Power Producers (IPPS) : 1.0%
Huaneng Renewables Corp., Ltd.	31,215,107	$8,594,198
ENERGY EFFICIENCY: 34.4%
Power Network Efficiency: 6.2%
Hubbell, Inc.	168,391	21,958,186
Schneider Electric SE	340,286	30,790,059
		52,748,245
Industrial Energy Efficiency: 7.4%
Delta Electronics, Inc.	3,311,475	16,830,368
PTC, Inc. (a)	193,165	17,338,490
Rockwell Automation, Inc.	9,512	1,558,351
Siemens AG	226,365	26,949,961
		62,677,170
Buildings Energy Efficiency: 9.5%
A.O. Smith Corp.	172,620	8,140,759
Autodesk, Inc. (a)	77,429	12,613,184
Ingersoll-Rand PLC	191,956	24,315,067
Kingspan Group PLC	148,078	8,041,806
Sekisui Chemical Co., Ltd.	742,900	11,186,010
Signify NV	531,469	15,712,671
		80,009,497
Transport Energy Efficiency: 10.3%
Aptiv PLC	282,660	22,847,408
Delphi Technologies PLC	394,802	7,896,040
TE Connectivity, Ltd.	270,006	25,861,175
Umicore SA	341,135	10,947,575
Zhuzhou CRRC Times Electric Co. Ltd.	3,736,800	19,697,539
		87,249,737
Consumer Energy Efficiency: 1.0%
Murata Manufacturing Co., Ltd.	180,900	8,144,250
WATER INFRASTRUCTURE & TECHNOLOGIES: 27.0%
Water Infrastructure: 11.9%
Ferguson PLC	323,646	23,040,331
Georg Fischer AG	11,217	10,730,217
IDEX Corp.	120,951	20,820,505
Pentair PLC	341,238	12,694,054
Watts Water Technologies, Inc., Class A	80,053	7,459,339
Xylem, Inc.	308,277	25,784,288
		100,528,734

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
WATER INFRASTRUCTURE & TECHNOLOGIES, continued
Water Treatment Equipment: 3.4%
Ecolab, Inc.	108,538	$21,429,743
Woongjin Coway Co Ltd	108,393	7,265,941
		28,695,684
Water Utilities: 8.8%
American Water Works Co., Inc.	199,825	23,179,700
Beijing Enterprises Water Group, Ltd. (a)	21,920,000	13,028,169
Pennon Group PLC	1,229,429	11,597,429
Suez	1,860,421	26,845,505
		74,650,803
Diversified Water Infrastructure & Technology: 2.9%
Danaher Corp.	170,998	24,439,034
POLLUTION CONTROL: 11.2%
Environmental Testing & Gas Sensing: 8.5%
Agilent Technologies, Inc.	309,238	23,090,800
Applus Services SA	623,683	8,480,821
Intertek Group PLC	290,925	20,338,565
Waters Corp. (a)	91,720	19,741,813
		71,651,999
Public Transportation: 2.7%
East Japan Railway Co.	240,000	22,474,495
WASTE MANAGEMENT & TECHNOLOGIES: 4.3%
Waste Technology Equipment: 1.0%
China Everbright International, Ltd.	9,464,555	8,741,876
General Waste Management: 3.3%
Waste Management, Inc.	242,351	27,960,035
FOOD, AGRICULTURE & FORESTRY: 14.3%
Logistics, Food Safety & Packaging: 6.6%
GEA Group AG	552,878	15,691,009
Sealed Air Corp.	457,088	19,554,225
WestRock Co.	572,009	20,861,168
		56,106,402
Sustainable & Efficient Agriculture: 7.7%
Koninklijke DSM NV	101,457	12,518,209
Kubota Corp.	1,211,600	20,241,603
Trimble, Inc. (a)	483,165	21,795,573
Welbilt, Inc. (a)	613,832	10,250,994
		64,806,379

71	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Global Environmental Markets Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
DIVERSIFIED ENVIRONMENTAL: 4.8%
3M Co.	55,130	$9,556,234
Linde PLC	152,295	30,580,836
		40,137,070
TOTAL COMMON STOCKS
(Cost $682,097,391)		819,615,608

MONEY MARKET: 2.3%
State Street Institutional U.S. Government Money Market Fund, 2.310% (b)(c)	19,349,209	19,349,209
(Cost $19,349,209)

TOTAL INVESTMENTS: 99.3%
(Cost $701,446,600)		838,964,817

OTHER ASSETS AND LIABILITIES — (NET): 0.7%		5,553,450

NET ASSETS: 100.0%		$844,518,267

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(c)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Belgium	$10,947,575	1.3%
China	50,061,783	5.9%
France	57,635,563	6.8%
Germany	42,640,970	5.0%
Ireland	8,041,806	1.0%
Japan	62,046,358	7.3%
Netherlands	28,230,880	3.3%
South Korea	7,265,941	0.9%
Spain	8,480,821	1.0%
Switzerland	10,730,217	1.3%
Taiwan	16,830,368	2.0%
United Kingdom	39,832,034	4.7%
United States	476,871,292	56.5%
Money Market	19,349,209	2.3%
Other assets and liabilities (net)	5,553,450	0.7%
Total	$844,518,267	100.0%

SEE NOTES TO FINANCIAL STATEMENTS	72

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.5%
Communication Services: 6.4%
Auto Trader Group PLC	15,962	$111,172
CenturyLink, Inc.	16,689	196,263
Deutsche Telekom AG	56,934	986,361
Elisa OYJ	2,430	118,567
Iliad SA	453	50,871
Omnicom Group, Inc. (a)	3,870	317,147
Orange SA	34,079	537,531
ProSiebenSat.1 Media SE	3,588	56,208
Proximus SADP	2,599	76,813
Publicis Groupe SA	9,088	479,672
REA Group, Ltd.	900	60,798
Singapore Press Holdings, Ltd.	27,400	49,422
Singapore Telecommunications, Ltd.	139,500	361,035
Spark New Zealand, Ltd.	31,365	84,384
Take-Two Interactive Software, Inc. (b)	1,994	226,379
Tele2 AB, Class B	8,530	124,582
Telefonica Deutschland Holding AG	15,244	42,590
Telenet Group Holding NV	815	45,414
Telenor ASA	12,568	267,022
Telia Co AB	242,705	1,075,988
Telstra Corp., Ltd.	71,105	192,275
Twitter, Inc. (b)	27,729	967,742
Ubisoft Entertainment SA (b)	1,470	114,967
Verizon Communications, Inc.	70,596	4,033,149
Viacom, Inc., Class B	231,706	6,921,058
Vodafone Group PLC	456,431	748,118
Walt Disney Co., The	30,829	4,304,962
Zayo Group Holdings, Inc. (b)	4,060	133,615
		22,684,105
Consumer Discretionary: 15.0%
Accor SA	3,138	134,700
Aristocrat Leisure, Ltd.	9,817	212,206
Barratt Developments PLC	17,326	126,081
Bayerische Motoren Werke AG	5,656	418,077
Best Buy Co., Inc.	106,290	7,411,603
Burberry Group PLC	7,028	166,579
Capri Holdings, Ltd. (b)	77,605	2,691,341
Daimler AG	15,534	866,359
Dollar General Corp.	4,497	607,815
eBay, Inc.	14,940	590,130
EssilorLuxottica SA	4,812	627,109

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Discretionary, continued
Gap Inc., The (a)	3,942	$70,838
H&R Block, Inc.	3,534	103,546
Hasbro, Inc.	2,051	216,750
Hennes & Mauritz AB, Class B	59,114	1,050,226
Hermes International	541	390,006
Hilton Worldwide Holdings, Inc.	4,830	472,084
Husqvarna AB, Class B	7,134	66,807
InterContinental Hotels Group PLC	2,940	193,363
Kering SA	6,080	3,588,556
Kingfisher PLC	36,044	98,244
Kohl’s Corp.	2,898	137,800
lululemon athletica, Inc. (b)	39,630	7,141,723
Macy’s, Inc.	24,238	520,147
Marks & Spencer Group PLC	33,308	89,056
Marriott International, Inc., Class A	5,025	704,957
Merlin Entertainments PLC	12,221	69,857
Michelin (CGDE)	2,919	369,083
Minth Group, Ltd.	138,000	372,180
Moncler SpA	3,138	134,499
Next PLC	2,351	164,633
Nokian Renkaat OYJ	2,123	66,302
Nordstrom, Inc. (a)	2,021	64,389
PVH Corp.	1,307	123,694
Ralph Lauren Corp.	928	105,412
Renault SA	3,284	206,466
Sodexo SA	5,451	637,189
Starbucks Corp.	21,335	1,788,513
Tabcorp Holdings, Ltd.	34,430	107,573
Tapestry, Inc.	227,255	7,210,801
Target Corp.	45,753	3,962,667
Taylor Wimpey PLC	56,004	112,380
Tiffany & Co. (a)	1,963	183,815
TJX Cos., Inc., The	21,086	1,115,028
TUI AG	7,532	73,954
Ulta Beauty, Inc. (b)	20,249	7,024,176
Vail Resorts, Inc.	788	175,866
Valeo SA	4,104	133,610
Wesfarmers, Ltd.	19,368	492,338
Whitbread PLC	3,083	181,396
		53,571,924
Consumer Staples: 13.1%
a2 Milk Co., Ltd. (b)	12,540	123,959
Campbell Soup Co. (a)	2,857	114,480

73	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Staples, continued
Carrefour SA	10,112	$195,242
Clorox Co., The	2,192	335,617
Coca-Cola Amatil, Ltd.	8,657	62,149
Coca-Cola Co., The	69,428	3,535,274
Colgate-Palmolive Co.	14,029	1,005,458
Danone SA	10,532	891,768
Diageo PLC	41,303	1,777,691
Empire Co., Ltd., Class A	2,968	74,747
Essity AB, Class B	10,360	318,709
Estee Lauder Cos, Inc., The, Class A	40,667	7,446,534
General Mills, Inc.	10,248	538,225
George Weston, Ltd.	1,369	103,881
Heineken Holding NV	1,969	206,243
Heineken NV	4,428	493,511
Henkel AG & Co. KGaA	1,776	163,227
Hershey Co.,The	40,036	5,366,025
ICA Gruppen AB	1,547	66,504
Ingredion, Inc.	1,144	94,369
J.M. Smucker Co., The	31,114	3,584,022
Kellogg Co.	82,264	4,406,882
Kimberly-Clark Corp.	5,965	795,015
Kroger Co., The	13,722	297,905
Loblaw Cos, Ltd.	3,176	162,614
L’Oreal SA	4,309	1,225,169
McCormick & Co., Inc.	2,185	338,697
Metro, Inc.	4,379	164,319
Mowi ASA	7,493	175,328
PepsiCo, Inc.	24,029	3,150,923
Procter & Gamble Co., The	42,761	4,688,744
Remy Cointreau SA	386	55,655
Saputo, Inc.	4,039	120,903
Tesco PLC	169,853	489,630
Tyson Foods, Inc., Class A	5,090	410,967
Unilever NV	24,898	1,512,756
Unilever PLC	18,963	1,177,133
Walgreens Boots Alliance, Inc.	13,715	749,799
Woolworths Group, Ltd.	21,502	502,097
		46,922,171
Energy: 2.2%
Aker BP ASA	1,912	55,144
Caltex Australia, Ltd.	4,266	74,259
Cameco Corp.	6,772	72,604
ConocoPhillips	19,391	1,182,851
Encana Corp.	25,619	131,465

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Energy, continued
Equinor ASA	17,109	$339,398
Imperial Oil, Ltd.	4,708	130,359
John Wood Group PLC	11,656	67,115
Lundin Petroleum AB	3,198	99,639
Neste OYJ	7,227	245,699
Occidental Petroleum Corp.	12,807	643,936
Phillips 66	7,889	737,937
TC Energy Corp.	15,785	782,530
TOTAL SA	40,615	2,278,248
Valero Energy Corp.	7,232	619,132
Woodside Petroleum, Ltd.	15,992	410,172
		7,870,488
Financials: 20.4%
Admiral Group PLC	3,200	89,731
Aegon NV	30,428	151,149
AIB Group PLC	14,641	59,867
Allianz SE	7,251	1,748,768
Allstate Corp., The	5,694	579,023
Ally Financial, Inc.	6,921	214,482
American International Group, Inc.	14,931	795,524
AMP, Ltd.	50,175	74,845
Aon PLC	4,195	809,551
Assicurazioni Generali SpA	18,715	352,358
Assurant, Inc.	1,088	115,741
ASX, Ltd.	3,307	191,598
Australia & New Zealand Banking Group, Ltd	48,803	968,707
Aviva PLC	66,676	353,153
AXA SA	33,138	870,260
Banco Santander SA	277,350	1,285,421
Bank Leumi Le-Israel BM	25,514	184,416
Bank of America Corp.	175,253	5,082,338
Bank of Montreal	10,932	825,775
Bank of Nova Scotia, The	20,966	1,126,149
Bank of Queensland, Ltd.	6,864	45,963
Bankinter SA	11,516	79,380
Bendigo & Adelaide Bank, Ltd.	8,327	67,778
Canadian Imperial Bank of Commerce	7,670	603,151
CIT Group, Inc.	1,811	95,150
Citizens Financial Group, Inc.	7,935	280,582
CNP Assurances	171,980	3,903,663
Comerica, Inc.	2,746	199,469
Commerzbank AG	17,114	122,901

SEE NOTES TO FINANCIAL STATEMENTS	74

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
Commonwealth Bank of Australia	39,328	$2,288,438
Danske Bank A/S	11,479	181,865
Deutsche Boerse AG	3,246	458,238
Discover Financial Services	5,660	439,159
DNB ASA	71,534	1,332,938
E*TRADE Financial Corp.	4,249	189,505
Eurazeo SA	687	47,872
EXOR NV	1,853	129,818
First Republic Bank	2,914	284,552
Gjensidige Forsikring ASA	3,418	68,890
Groupe Bruxelles Lambert SA	1,379	135,488
Hang Seng Bank, Ltd.	13,100	326,065
Hartford Financial Services Group, Inc., The	6,180	344,350
Huntington Bancshares, Inc.	17,940	247,931
iA Financial Corp., Inc.	1,870	76,168
Industrivarden AB, Class C	2,854	63,327
Insurance Australia Group, Ltd.	39,477	229,202
Intact Financial Corp.	9,818	907,315
Investor AB, Class B	7,781	374,181
KeyCorp.	251,453	4,463,292
Legal & General Group PLC	101,822	348,843
Lincoln National Corp.	3,558	229,313
Macquarie Group, Ltd.	5,524	487,250
Manulife Financial Corp.	33,972	617,413
Medibank Pvt, Ltd.	47,043	115,430
Mizrahi Tefahot Bank, Ltd. (b)	2,393	55,279
MSCI, Inc.	1,463	349,350
Muenchener Rueckversicherungs AG	2,555	640,430
National Australia Bank, Ltd.	47,444	891,192
National Bank of Canada	5,736	272,488
Natixis SA	16,144	65,005
Nordea Bank Apb	51,894	376,812
PNC Financial Services Group, Inc., The	7,836	1,075,726
Poste Italiane SpA	8,925	94,049
Principal Financial Group, Inc.	124,570	7,215,095
Progressive Corp., The	10,011	800,179
Reinsurance Group of America, Inc.	1,143	178,342
Royal Bank of Canada	24,539	1,950,115

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
Royal Bank of Scotland Group PLC	82,326	$229,616
S&P Global, Inc.	4,284	975,852
Schroders PLC	2,124	82,397
Skandinaviska Enskilda Banken AB, Class A	27,801	257,407
Societe Generale SA	13,118	331,090
Standard Chartered PLC	48,050	435,903
State Street Corp.	6,475	362,989
Sun Life Financial, Inc.	10,205	422,601
Suncorp Group, Ltd.	149,524	1,415,929
Svenska Handelsbanken AB, Class A	341,060	3,365,815
Swedbank AB, Class A	261,658	3,939,087
Synchrony Financial	10,970	380,330
TD Ameritrade Holding Corp.	4,807	239,965
Toronto-Dominion Bank, The	31,315	1,829,807
Travelers Cos., Inc., The	4,532	677,625
U.S. Bancorp	25,991	1,361,928
UBS Group AG (b)	65,869	782,869
Unum Group	3,691	123,833
Voya Financial, Inc.	82,515	4,563,080
Wendel SA	475	64,755
Willis Towers Watson PLC	2,222	425,602
Zurich Insurance Group AG	2,586	899,797
		72,796,075
Health Care: 8.2%
Abbott Laboratories	30,011	2,523,926
Alkermes PLC (b)	2,699	60,835
Anthem, Inc.	4,435	1,251,601
AstraZeneca PLC	21,645	1,769,514
Becton Dickinson & Co.	4,692	1,182,431
Biogen, Inc. (b)	3,458	808,722
Cardinal Health, Inc.	5,170	243,507
CSL, Ltd.	7,738	1,171,717
CVS Health Corp.	22,221	1,210,822
DaVita, Inc. (b)	2,224	125,122
Eli Lilly & Co.	15,266	1,691,320
Genmab A/S (b)	1,051	193,255
GlaxoSmithKline PLC	84,810	1,700,003
Hologic, Inc. (b)	4,567	219,307
IDEXX Laboratories, Inc. (b)	1,535	422,632
Ipsen SA	645	87,975
Johnson & Johnson	45,551	6,344,344
Koninklijke Philips NV	15,822	687,876
McKesson Corp.	3,718	499,662

75	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Medtronic PLC	22,997	$2,239,679
Orion OYJ, Class B	1,779	65,237
Quest Diagnostics, Inc.	2,375	241,799
Recordati SpA	1,787	74,483
Ryman Healthcare, Ltd.	6,833	53,966
Sanofi	19,177	1,657,321
Smith & Nephew PLC	14,946	324,546
Stryker Corp.	5,796	1,191,542
UCB SA	2,160	179,257
United Therapeutics Corp. (b)	769	60,028
Varian Medical Systems, Inc. (b)	1,596	217,263
Vertex Pharmaceuticals, Inc. (b)	4,430	812,373
		29,312,065
Industrials: 6.1%
Aeroports de Paris	508	89,628
Alfa Laval AB	5,374	117,436
Allegion PLC	1,641	181,413
Alstom SA	2,672	123,849
Atlas Copco AB, Class A	11,471	367,595
Atlas Copco AB, Class B	6,666	191,650
Auckland International Airport, Ltd.	16,502	109,248
Aurizon Holdings, Ltd.	33,995	129,051
Brambles, Ltd.	27,225	246,566
Bureau Veritas SA	4,908	121,143
Cie de Saint-Gobain	8,403	328,135
Cummins, Inc.	2,646	453,366
Deutsche Lufthansa AG	4,059	69,595
Deutsche Post AG	16,898	555,890
easyJet PLC	2,714	32,860
Epiroc AB, Class A	11,275	117,478
Epiroc AB, Class B	6,699	66,450
Finning International, Inc.	2,600	47,392
Fraport AG Frankfurt Airport Services Worldwide	711	61,199
GEA Group AG	2,621	74,386
Getlink SE	7,516	120,395
Ingersoll-Rand PLC	4,140	524,414
Intertek Group PLC	2,757	192,742
KION Group AG	1,126	71,209
Kone OYJ, Class B	5,790	341,919
Legrand SA	63,966	4,676,477
ManpowerGroup, Inc.	1,061	102,493
MTR Corp., Ltd.	26,520	178,634

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials, continued
Randstad NV	2,036	$111,741
Royal Mail PLC	13,859	37,295
Sandvik AB	19,285	354,382
Schneider Electric SE	9,396	850,177
Securitas AB, Class B	5,349	93,888
SEEK, Ltd.	5,699	84,826
Siemens AG	13,068	1,555,815
Skanska AB, Class B	5,812	105,017
Societe BIC SA	433	32,984
Southwest Airlines Co.	2,390	121,364
Stanley Black & Decker, Inc.	2,616	378,300
Sydney Airport	18,892	106,730
Transurban Group	45,700	473,196
United Parcel Service, Inc., Class B	11,911	1,230,049
Volvo AB, Class B	25,373	403,169
Weir Group PLC, The	4,433	87,225
Wolters Kluwer NV	83,534	6,077,206
WSP Global, Inc.	1,872	103,053
		21,899,030
Information Technology: 14.4%
Accenture PLC, Class A	10,904	2,014,732
Autodesk, Inc. (b)	3,791	617,554
Capgemini SE	2,715	337,564
CDW Corp.	2,583	286,713
Cisco Systems, Inc.	88,559	4,846,834
Dassault Systemes SA	2,234	356,335
Ericsson, Class B	52,483	498,154
Hewlett Packard Enterprise Co.	23,555	352,147
Hexagon AB, Class B	4,448	247,325
HP, Inc.	26,250	545,738
IBM	15,296	2,109,318
Ingenico Group SA (b)	1,025	90,714
Intuit, Inc.	29,093	7,602,875
Leidos Holdings, Inc.	2,384	190,362
Micro Focus International PLC	5,942	156,274
Microsoft Corp.	124,502	16,678,289
Nokia OYJ	96,273	479,516
salesforce.com, Inc. (b)	13,110	1,989,180
Square, Inc. (b)	5,689	412,623
Texas Instruments, Inc.	51,944	5,961,093
Visa, Inc., Class A	29,942	5,196,434
Wirecard AG	2,034	343,372
		51,313,146

SEE NOTES TO FINANCIAL STATEMENTS	76

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Materials: 3.4%
Air Liquide SA	7,336	$1,026,075
Akzo Nobel NV	3,891	365,638
Arkema SA	1,176	109,326
Avery Dennison Corp.	1,467	169,703
BlueScope Steel, Ltd.	9,112	77,479
Boliden AB	4,673	119,741
Boral, Ltd.	20,026	72,222
Chr. Hansen Holding A/S	1,802	169,577
Clariant AG (b)	3,403	69,234
Ecolab, Inc.	4,493	887,098
Evonik Industries AG	3,184	92,775
Fortescue Metals Group, Ltd.	26,695	169,769
Incitec Pivot, Ltd.	27,429	65,738
International Flavors & Fragrances, Inc. (a)	1,810	262,613
Johnson Matthey PLC	3,306	139,770
Kinross Gold Corp. (b)	21,433	82,815
Koninklijke DSM NV	46,002	5,675,929
Methanex Corp.	1,171	53,160
Newmont Mining Corp.	29,009	1,115,976
Norsk Hydro ASA	93,494	334,871
Novozymes A/S, Class B	3,740	174,384
Orica, Ltd.	6,490	92,470
Solvay SA	1,266	131,475
Stora Enso OYJ, Class R	9,937	116,935
UPM-Kymmene OYJ	9,118	242,603
Yara International ASA	3,034	147,394
		11,964,770
Real Estate: 1.4%
Ascendas Real Estate Investment Trust, REIT	42,600	98,298
Azrieli Group, Ltd.	726	48,717
British Land Co. PLC, The, REIT	15,475	105,911
Camden Property Trust, REIT	1,712	178,716
CapitaLand Commercial Trust, REIT	44,900	72,051
CK Asset Holdings, Ltd.	44,500	348,616
Covivio, REIT	779	81,538
Dexus, REIT	18,646	170,101
Federal Realty Investment Trust, REIT	1,357	174,727
First Capital Realty, Inc.	3,040	50,746
Gecina SA, REIT	782	117,020
GPT Group, The, REIT	30,831	133,216

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate, continued
Host Hotels & Resorts, Inc., REIT	12,688	$231,175
ICADE, REIT	517	47,383
Iron Mountain, Inc., REIT (a)	4,950	154,935
Jones Lang LaSalle, Inc.	794	111,708
Klepierre SA, REIT	3,491	116,959
Land Securities Group PLC, REIT	12,033	127,462
Link, REIT	36,500	449,147
Mirvac Group, REIT	62,422	137,412
Realty Income Corp., REIT	5,216	359,748
Scentre Group, REIT	90,824	245,114
Stockland, REIT	41,085	120,463
Suntec Real Estate Investment Trust, REIT	32,900	47,198
Swire Properties, Ltd.	20,000	80,854
UDR, Inc., REIT	4,797	215,337
Vicinity Centres, REIT	55,627	95,774
Vonovia SE	8,408	401,650
Weyerhaeuser Co., REIT	12,792	336,941
		4,858,917
Utilities: 7.9%
AGL Energy, Ltd.	11,203	157,553
Alliant Energy Corp.	4,125	202,455
American Electric Power Co., Inc.	8,437	742,540
American Water Works Co., Inc.	61,125	7,090,499
APA Group	20,155	152,842
Atco, Ltd., Class I	1,395	47,020
Canadian Utilities, Ltd., Class A	217,141	6,128,465
CMS Energy Corp.	4,892	283,296
Consolidated Edison, Inc.	5,561	487,588
Dominion Energy, Inc.	13,727	1,061,372
Edison International	5,658	381,406
Emera, Inc.	1,074	43,885
Engie SA	31,200	473,101
Entergy Corp.	3,263	335,861
Evergy, Inc.	4,446	267,427
Fortis, Inc./Canada	54,482	2,151,322
Fortum OYJ	7,587	167,685
Hydro One, Ltd.	5,688	99,205
Innogy SE	2,373	112,521

77	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Utilities, continued
National Grid PLC	58,251	$619,491
Orsted A/S	3,232	279,597
Red Electrica Corp. SA	7,395	154,024
Sempra Energy	45,336	6,230,980
Severn Trent PLC	4,052	105,412
Snam SpA	35,555	176,880
Suez	5,741	82,841
United Utilities Group PLC	11,648	115,943
		28,151,211
TOTAL COMMON STOCKS
(Cost $312,434,540)		351,343,902

PREFERRED STOCKS: 0.1%
Consumer Discretionary: 0.0% (c)
Bayerische Motoren Werke AG	950	58,863

Consumer Staples: 0.1%
Henkel AG & Co. KGaA	3,044	297,762

Materials: 0.0% (c)
Fuchs Petrolub SE	1,188	46,641

TOTAL PREFERRED STOCKS
(Cost $479,013)		403,266

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
EXCHANGE-TRADED FUNDS: 1.1%
iShares Core MSCI EAFE ETF	25,254	$1,550,596
iShares Core S&P 500 ETF	8,426	2,483,563
(Cost $3,786,557)		4,034,159

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund, 2.310% (d)(e)	1,645,038	1,645,038
(Cost $1,645,038)

TOTAL INVESTMENTS: 100.2%
(Cost $318,345,148)		357,426,365

OTHER ASSETS AND LIABILITIES — (NET): -0.2%		(639,768)

NET ASSETS: 100.0%		$356,786,597

(a)	Security or partial position of this security was on loan as of June 30, 2019. The total market value of securities on loan as of June 30, 2019 was $1,122,188.
(b)	Non-income producing security.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(e)	Premier Class shares

SEE NOTES TO FINANCIAL STATEMENTS	78

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Australia	$12,792,435	3.6%
Belgium	568,447	0.2%
Canada	19,098,651	5.3%
Denmark	998,679	0.3%
Finland	1,844,464	0.5%
France	28,125,427	7.9%
Germany	9,244,837	2.6%
Hong Kong	1,755,498	0.5%
Ireland	59,867	0.0%*
Israel	288,412	0.1%
Italy	962,087	0.3%
Netherlands	15,282,049	4.3%
New Zealand	371,556	0.1%
Norway	2,720,986	0.8%
Singapore	628,005	0.2%
Spain	1,518,825	0.4%
Sweden	13,861,369	3.9%
Switzerland	1,751,900	0.5%
United Kingdom	12,700,493	3.5%
United States	227,173,171	63.6%
Exchange-Traded Funds	4,034,159	1.1%
Money Market	1,645,038	0.5%
Other assets and liabilities (net)	(639,758)	-0.2%
TOTAL	$356,786,597	100.0%

*	Rounds to less than 0.05%.

79	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.9%
Australia: 9.8%
AMP, Ltd.	292,338	$436,076
APA Group	112,095	850,051
Aurizon Holdings, Ltd.	198,382	753,092
Australia & New Zealand Banking Group, Ltd	272,473	5,408,407
Bendigo & Adelaide Bank, Ltd.	48,878	397,842
BlueScope Steel, Ltd.	49,718	422,750
Brambles, Ltd.	129,594	1,173,681
Coca-Cola Amatil, Ltd.	90,512	649,787
Cochlear, Ltd.	4,397	640,185
Coles Group, Ltd. (a)	92,800	871,312
Commonwealth Bank of Australia	152,667	8,883,465
CSL, Ltd.	37,473	5,674,301
Dexus, REIT	130,219	1,187,945
Goodman Group, REIT	160,090	1,692,116
GPT Group, The, REIT	299,654	1,294,760
Insurance Australia Group, Ltd.	252,716	1,467,259
LendLease Group	42,951	392,483
Macquarie Group, Ltd.	28,977	2,555,946
National Australia Bank, Ltd.	247,517	4,649,379
Newcrest Mining, Ltd.	67,715	1,521,299
Origin Energy, Ltd.	135,020	694,287
Stockland, REIT	314,895	923,285
Sydney Airport	199,822	1,128,891
Telstra Corp., Ltd.	373,398	1,009,707
Transurban Group	250,358	2,592,308
Wesfarmers, Ltd.	104,798	2,663,986
Westpac Banking Corp.	329,654	6,570,085
Woodside Petroleum, Ltd.	60,480	1,551,225
		58,055,910
Austria: 0.1%
OMV AG	12,673	617,741
Voestalpine AG	6,760	208,984
		826,725
Belgium: 0.5%
KBC Group NV	17,301	1,135,383
Solvay SA	4,851	503,780
UCB SA	8,418	698,606
Umicore SA	15,349	492,574
		2,830,343
Denmark: 2.7%
Chr. Hansen Holding A/S	9,495	893,528
Coloplast A/S, Class B	8,955	1,012,262
Demant A/S (a)	8,492	264,314

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Denmark, continued
Genmab A/S (a)	5,670	$1,042,586
H Lundbeck A/S	3,267	129,403
ISS A/S	20,843	630,142
Novo Nordisk A/S, Class B	159,466	8,145,076
Novozymes A/S, Class B	16,921	788,972
Orsted A/S	13,052	1,129,115
Pandora A/S	10,285	365,858
Vestas Wind Systems A/S	20,510	1,776,857
		16,178,113
Finland: 0.7%
Metso OYJ	7,588	298,635
Neste OYJ	30,214	1,027,199
Nokian Renkaat OYJ	15,965	498,593
Orion OYJ, Class B	5,221	191,459
UPM-Kymmene OYJ	41,821	1,112,732
Wartsila OYJ Abp	67,813	984,632
		4,113,250
France: 9.8%
Accor SA	22,050	946,508
Air Liquide SA	40,330	5,640,893
Atos SE	7,566	632,117
AXA SA	150,676	3,957,009
Carrefour SA	47,221	911,741
Cie de Saint-Gobain	51,022	1,992,397
Credit Agricole SA	99,921	1,192,328
Danone SA	48,232	4,083,909
EssilorLuxottica SA	24,882	3,242,669
Gecina SA, REIT	5,301	793,254
Getlink SE	56,362	902,834
Ingenico Group SA (a)	5,324	471,181
Kering SA	6,543	3,861,829
L’Oreal SA	19,315	5,491,796
Michelin	15,104	1,909,771
Natixis SA	100,025	402,759
Orange SA	216,044	3,407,683
Schneider Electric SE	43,300	3,917,909
SES SA	32,337	505,593
Societe BIC SA	2,881	219,460
TOTAL SA	201,512	11,303,566
Unibail-Rodamco-Westfield, REIT	9,318	1,395,957
Valeo SA	22,632	736,806
		57,919,969
Germany: 10.6%
adidas AG	15,043	4,653,854
Allianz SE	36,664	8,842,481

SEE NOTES TO FINANCIAL STATEMENTS	80

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Germany, continued
BASF SE	76,606	$5,573,027
Bayerische Motoren Werke AG	30,565	2,259,286
Beiersdorf AG	6,675	800,373
Commerzbank AG	86,533	621,421
Deutsche Boerse AG	15,084	2,129,407
Deutsche Post AG	73,012	2,401,861
Deutsche Wohnen SE	16,889	618,865
E.ON SE	176,071	1,910,390
Fraport AG Frankfurt Airport Services Worldwide	6,084	523,682
HeidelbergCement AG	16,202	1,311,153
Henkel AG & Co. KGaA	8,634	793,527
Infineon Technologies AG	98,735	1,754,489
Merck KGaA	18,172	1,898,088
METRO AG	24,240	442,931
MTU Aero Engines AG	4,800	1,144,850
Muenchener Rueckversicherungs AG	13,298	3,333,245
QIAGEN NV (a)	16,059	653,469
RWE AG	44,262	1,092,191
SAP SE	81,126	11,121,714
Siemens AG	60,428	7,194,276
Symrise AG	16,319	1,571,359
		62,645,939
Hong Kong: 2.7%
BOC Hong Kong Holdings, Ltd.	338,057	1,330,980
CLP Holdings, Ltd.	154,000	1,697,047
Hang Seng Bank, Ltd.	71,000	1,767,224
HKT Trust & HKT, Ltd.	382,000	606,372
Hong Kong & China Gas Co., Ltd.	830,172	1,840,414
Hong Kong Exchanges and Clearing, Ltd.	108,698	3,841,398
Hysan Development Co, Ltd.	92,000	475,378
MTR Corp., Ltd.	83,766	564,234
Shangri-La Asia, Ltd.	68,000	85,638
Sun Hung Kai Properties, Ltd.	72,000	1,221,484
Swire Pacific, Ltd., Class A	67,000	823,246
Swire Properties, Ltd.	164,000	663,005
Techtronic Industries Co, Ltd.	132,000	1,011,229
		15,927,649
Ireland: 0.8%
CRH PLC	65,725	2,148,367
Kerry Group PLC, Class A	20,844	2,488,680
		4,637,047

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Israel: 0.4%
Bank Hapoalim BM (a)	199,295	$1,480,010
Bank Leumi Le-Israel BM	129,709	937,542
		2,417,552
Italy;: 1.3%
Assicurazioni Generali SpA	97,746	1,840,320
CNH Industrial NV	87,534	899,258
EXOR NV	9,348	654,907
Intesa Sanpaolo SpA (b)	1,152,933	2,468,200
Snam SpA	258,694	1,286,956
Tenaris SA	61,227	803,041
		7,952,682
Japan: 22.6%
Aeon Co., Ltd.	56,400	970,612
AEON Financial Service Co., Ltd.	11,600	187,222
AGC, Inc.	23,300	807,155
Ajinomoto Co., Inc.	44,400	770,284
ANA Holdings, Inc.	12,700	420,957
Asahi Kasei Corp.	104,100	1,112,887
Astellas Pharma, Inc.	148,900	2,121,939
Benesse Holdings, Inc.	9,700	226,372
Bridgestone Corp.	9,300	366,875
Casio Computer Co., Ltd.	15,500	193,254
Central Japan Railway Co.	10,700	2,145,435
Chugai Pharmaceutical Co., Ltd.	21,300	1,394,997
CyberAgent, Inc.	5,700	207,720
Dai Nippon Printing Co., Ltd.	41,600	888,459
Daifuku Co, Ltd.	9,500	536,590
Daikin Industries, Ltd.	34,100	4,465,018
Daiwa House Industry Co., Ltd.	54,300	1,586,684
Denso Corp.	50,000	2,108,304
East Japan Railway Co.	34,900	3,268,166
Eisai Co., Ltd.	25,700	1,456,579
Fast Retailing Co., Ltd.	4,800	2,905,433
Fujitsu, Ltd.	17,600	1,229,998
Hitachi Chemical Co., Ltd.	15,500	422,463
Hitachi Construction Machinery Co., Ltd.	16,700	436,900
Hitachi High-Technologies Corp.	3,300	169,650
Hitachi Metals, Ltd.	27,600	312,975
Honda Motor Co., Ltd.	182,100	4,708,882
Inpex Corp.	95,500	865,547
Kajima Corp.	53,500	735,863

81	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Japan, continued
Kansai Paint Co., Ltd.	33,200	$697,734
Kao Corp.	52,700	4,021,237
KDDI Corp.	140,700	3,580,347
Keio Corp.	7,700	507,455
Keyence Corp.	8,300	5,118,796
Kikkoman Corp.	17,000	741,307
Kobe Steel, Ltd.	25,000	164,092
Komatsu, Ltd.	81,400	1,976,213
Konica Minolta, Inc.	51,800	504,718
Kubota Corp.	83,200	1,389,981
Kuraray Co., Ltd.	54,800	656,460
Kyocera Corp.	32,100	2,103,310
Kyushu Railway Co.	18,300	533,861
Lawson, Inc.	4,900	235,405
Marui Group Co., Ltd.	15,600	318,133
Mitsubishi Estate Co., Ltd.	141,100	2,629,745
Mitsubishi Materials Corp.	10,800	307,678
Mitsubishi UFJ Lease & Finance Co., Ltd.	65,000	345,406
Mitsui Fudosan Co., Ltd.	83,200	2,022,108
Mizuho Financial Group, Inc.	2,034,000	2,957,691
Murata Manufacturing Co., Ltd.	47,400	2,133,983
Nabtesco Corp.	9,700	270,989
NEC Corp.	21,000	828,682
NGK Insulators, Ltd.	30,300	443,115
NGK Spark Plug Co., Ltd.	15,300	287,845
Nikon Corp.	40,400	574,472
Nintendo Co., Ltd.	9,800	3,595,606
Nippon Express Co., Ltd.	4,000	213,200
Nitori Holdings Co, Ltd.	4,500	597,160
Nitto Denko Corp.	12,600	623,656
Nomura Research Institute, Ltd.	38,100	612,695
NSK, Ltd.	38,700	345,913
NTT DOCOMO, Inc.	98,400	2,295,860
Obayashi Corp.	93,200	920,695
Odakyu Electric Railway Co., Ltd.	20,900	512,165
Omron Corp.	17,700	928,295
Ono Pharmaceutical Co., Ltd.	26,000	467,474
Oriental Land Co., Ltd.	16,600	2,059,365
Osaka Gas Co., Ltd.	41,400	722,511
Panasonic Corp.	197,400	1,648,913
Rakuten, Inc.	76,900	919,350
Recruit Holdings Co, Ltd.	101,900	3,411,804

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Japan, continued
Resona Holdings, Inc.	210,500	$878,119
Secom Co., Ltd.	19,200	1,654,460
Sekisui Chemical Co., Ltd.	33,500	504,417
Sekisui House, Ltd.	83,900	1,382,387
Seven & i Holdings Co., Ltd.	66,500	2,253,112
Sharp Corp.	13,700	151,121
Shimadzu Corp.	29,400	723,772
Shimizu Corp.	60,500	503,733
Shin-Etsu Chemical Co., Ltd.	29,100	2,722,650
Shiseido Co., Ltd.	32,200	2,435,501
Sohgo Security Services Co., Ltd.	3,200	147,911
Sompo Holdings, Inc.	30,800	1,191,392
Sony Corp.	114,300	6,006,459
Stanley Electric Co., Ltd.	11,200	276,159
Sumitomo Chemical Co., Ltd.	81,400	379,026
Sumitomo Metal Mining Co., Ltd.	27,400	821,357
Sumitomo Mitsui Trust Holdings Inc	28,400	1,031,818
Suntory Beverage & Food, Ltd.	13,700	595,703
Sysmex Corp.	14,200	928,965
T&D Holdings, Inc.	58,200	633,421
Taisei Corp.	17,200	626,536
Takeda Pharmaceutical Co., Ltd.	121,500	4,322,097
Teijin, Ltd.	15,300	261,394
Tokyo Electron, Ltd.	14,500	2,038,053
Tokyo Gas Co., Ltd.	34,300	808,518
Tokyu Corp.	86,100	1,528,683
Toray Industries, Inc.	128,600	977,035
TOTO, Ltd.	18,600	736,602
Unicharm Corp.	26,100	786,877
West Japan Railway Co.	13,100	1,060,255
Yakult Honsha Co., Ltd.	8,500	501,659
Yamada Denki Co., Ltd.	118,700	525,328
Yamaha Corp.	17,600	837,714
Yamaha Motor Co., Ltd.	20,500	365,390
Yaskawa Electric Corp.	27,300	933,578
Yokogawa Electric Corp.	11,700	230,287
		134,010,134
Netherlands: 6.0%
Aegon NV	176,204	875,284
Akzo Nobel NV	18,464	1,735,066
ASML Holding NV	34,761	7,233,411

SEE NOTES TO FINANCIAL STATEMENTS	82

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Netherlands, continued
ING Groep NV	350,960	$4,065,429
Koninklijke Ahold Delhaize NV	108,402	2,433,592
Koninklijke DSM NV	18,534	2,286,806
Koninklijke KPN NV	323,564	993,599
Koninklijke Philips NV	103,032	4,479,411
NN Group NV	26,779	1,076,486
Unilever NV	139,074	8,449,877
Wolters Kluwer NV	21,465	1,561,606
		35,190,567
New Zealand: 0.2%
Auckland International Airport, Ltd.	174,172	1,153,064

Norway: 0.9%
Aker BP ASA	15,324	441,963
Equinor ASA	78,184	1,550,965
Mowi ASA	35,583	832,603
Norsk Hydro ASA	133,300	477,446
Orkla ASA	44,598	395,804
Schibsted ASA, Class B	11,431	298,021
Telenor ASA	63,954	1,358,779
		5,355,581
Portugal: 0.3%
EDP - Energias de Portugal SA	172,471	655,466
Galp Energia SGPS SA	57,049	877,371
		1,532,837
Singapore: 1.8%
Ascendas Real Estate Investment Trust, REIT	175,800	405,654
CapitaLand Commercial Trust, REIT	151,000	242,310
CapitaLand Mall Trust, REIT	240,600	467,911
CapitaLand, Ltd.	193,200	504,489
City Developments, Ltd.	87,900	615,733
DBS Group Holdings, Ltd.	155,583	2,988,757
Keppel Corp., Ltd.	166,200	818,932
Oversea-Chinese Banking Corp, Ltd.	282,500	2,382,944
Singapore Press Holdings, Ltd.	249,300	449,671
Singapore Telecommunications, Ltd.		1,836,410
		10,712,811
Spain: 4.1%
Amadeus IT Group SA	37,687	2,986,525

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Spain, continued
Banco Bilbao Vizcaya Argentaria SA	530,716	$2,960,164
Banco de Sabadell SA	484,459	502,157
Bankinter SA	61,172	421,661
CaixaBank SA	299,445	858,811
Enagas SA	16,145	430,855
Ferrovial SA	31,608	809,121
Iberdrola SA	566,082	5,636,012
Industria de Diseno Textil SA	88,484	2,662,243
Naturgy Energy Group SA	33,401	920,492
Red Electrica Corp. SA	35,960	748,979
Repsol SA	126,859	1,990,778
Telefonica SA	398,276	3,275,142
		24,202,940
Sweden: 3.3%
Assa Abloy AB, Class B	92,085	2,077,685
Atlas Copco AB, Class A	62,079	1,989,361
Atlas Copco AB, Class B	41,179	1,183,914
Boliden AB	29,045	744,246
Essity AB, Class B	43,242	1,330,272
Hennes & Mauritz AB, Class B	81,706	1,451,599
Husqvarna AB, Class B	59,721	559,261
Kinnevik AB, Class B	26,042	677,867
Millicom International Cellular SA	6,515	366,739
Sandvik AB	127,127	2,336,092
Skandinaviska Enskilda Banken AB, Class A	152,460	1,411,613
SKF AB, Class B	47,006	865,349
Svenska Handelsbanken AB, Class A	129,358	1,276,594
Swedbank AB, Class A	81,456	1,226,266
Tele2 AB, Class B	36,924	539,282
Telia Company AB	293,935	1,303,107
		19,339,247
Switzerland: 7.5%
ABB, Ltd.	169,470	3,397,562
Adecco Group AG	18,710	1,124,422
Alcon, Inc. (a)	39,800	2,457,636
Chocoladefabriken Lindt & Spruengli AG	202	1,470,201
Clariant AG (a)	21,948	446,532
Givaudan SA	759	2,143,818
Kuehne & Nagel International AG	9,381	1,393,425
LafargeHolcim, Ltd. (a)	2,133	104,296

83	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Switzerland, continued
Lonza Group AG (a)	6,748	$2,278,076
Roche Holding AG	57,958	16,297,074
SGS SA	565	1,440,105
Sika AG	12,883	2,200,966
Sonova Holding AG	4,404	1,002,344
Swiss Re AG	23,874	2,426,014
Swisscom AG	1,627	817,225
Vifor Pharma AG	3,358	485,359
Zurich Insurance Group AG	13,431	4,673,308
		44,158,363
United Kingdom: 12.8%
3i Group PLC	111,408	1,576,192
Amcor, Ltd.	144,499	1,644,178
Associated British Foods PLC	38,673	1,210,669
Aviva PLC	375,571	1,989,232
Barratt Developments PLC	97,862	712,140
Berkeley Group Holdings PLC	9,974	472,702
British Land Co. PLC, The, REIT	76,503	523,589
BT Group PLC	705,685	1,764,446
Burberry Group PLC	42,131	998,596
Coca-Cola HBC AG (a)	12,472	471,131
Compass Group PLC	125,814	3,015,983
Croda International PLC	20,001	1,300,991
DCC PLC	5,703	508,772
Ferguson PLC	18,479	1,315,518
GlaxoSmithKline PLC	452,199	9,064,251
Informa PLC	120,800	1,281,066
InterContinental Hotels Group PLC	28,057	1,845,305
Intertek Group PLC	20,539	1,435,881
Investec PLC	43,337	281,718
ITV PLC	413,653	567,303
J Sainsbury PLC	81,540	202,627
John Wood Group PLC	24,600	141,646
Johnson Matthey PLC	24,664	1,042,733
Kingfisher PLC	163,800	446,466
Legal & General Group PLC	563,611	1,930,937
London Stock Exchange Group PLC	27,395	1,909,004
Marks & Spencer Group PLC	139,115	371,954
Mondi PLC	37,438	852,094
National Grid PLC	262,749	2,794,299
Next PLC	15,003	1,050,613
NMC Health PLC	6,053	185,196
Pearson PLC	76,891	799,977

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
United Kingdom, continued
Prudential PLC	218,955	$4,780,000
Reckitt Benckiser Group PLC	58,654	4,631,008
RELX PLC	151,196	3,667,174
RSA Insurance Group PLC	90,933	666,407
Schroders PLC	9,803	380,291
Segro PLC, REIT	60,473	561,462
Smith & Nephew PLC	8,296	180,144
SSE PLC	69,720	993,742
Standard Chartered PLC	237,285	2,152,615
Standard Life Aberdeen PLC	224,041	838,261
Taylor Wimpey PLC	406,918	816,542
Tesco PLC	807,060	2,326,488
Unilever PLC	104,302	6,474,573
Whitbread PLC	19,015	1,118,797
Wm Morrison Supermarkets PLC	324,771	831,304
WPP PLC	101,774	1,281,991
		75,408,008
TOTAL COMMON STOCKS
(Cost $531,665,320)		584,568,731

PREFERRED STOCKS: 0.4%
Germany: 0.4%
Bayerische Motoren Werke AG	5,439	337,008
Henkel AG & Co. KGaA	14,641	1,432,173
Sartorius AG	3,121	640,068

TOTAL PREFERRED STOCKS
(Cost $2,337,734)		2,409,249

EXCHANGE-TRADED FUNDS: 0.0% (b)
iShares Core MSCI EAFE ETF	4,249	260,889
(Cost $231,556)

RIGHTS: 0.0% (b)
Spain: 0.0% (b)
Repsol SA, 07/09/19 (a)	126,859	70,366
TOTAL RIGHTS
(Cost $71,918)

SEE NOTES TO FINANCIAL STATEMENTS	84

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
MONEY MARKET: 0.2%
State Street Institutional U.S. Government Money Market Fund, 2.310% (c)(d)	1,011,704	$1,011,704
(Cost $1,011,704)

TOTAL INVESTMENTS: 99.5%
(Cost $535,318,232)		588,320,939

OTHER ASSETS AND LIABILITIES — (NET): 0.5%		2,938,889

NET ASSETS: 100.0%		$591,259,828

(a)	Non-income producing security.
(b)	Rounds to less than 0.05%.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

Sector	Value	Percent Of Net Assets
Communication Services	$32,141,648	5.5%
Consumer Discretionary	64,047,336	10.9%
Consumer Staples	62,338,072	10.5%
Energy	21,935,694	3.7%
Financials	117,856,155	19.9%
Health Care	68,111,358	11.4%
Industrials	87,676,329	14.8%
Information Technology	41,755,251	7.1%
Materials	46,628,001	7.9%
Real Estate	21,041,464	3.6%
Utilities	23,517,038	4.0%
Exchange-Traded Funds	260,889	0.0%*
Money Market	1,011,704	0.2%
Other assets and liabilities (net)	2,938,889	0.5%
Total	$591,259,828	100.0%

*	Rounds to less than 0.05%

85	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Core Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
EXCHANGE-TRADED FUNDS: 1.1%
iShares Core U.S. Aggregate Bond ETF	65,000	$7,237,750
(Cost $7,051,902)

BONDS: 97.3%
Community Investment Notes: 0.5%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 10/31/20 (a)(b)	281,307	281,307
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/20	100,000	99,108

TOTAL COMMUNITY INVESTMENT NOTES
(Cost $3,381,307)		3,380,415

CORPORATE BONDS: 28.9%
Communication Services: 2.7%
AT&T, Inc., 3.600%, 02/17/23	2,000,000	2,077,228
AT&T, Inc., 4.350%, 03/01/29	1,500,000	1,617,002
AT&T, Inc., 4.300%, 02/15/30	1,000,000	1,071,261
Charter Communications Operating LLC/Capital, 5.050%, 03/30/29 (c)	1,000,000	1,105,569
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,545,565
Discovery Communications, LLC, 4.125%, 05/15/29	500,000	521,207
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	1,025,000
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (d)	1,000,000	1,015,000
Verizon Communications, Inc., 3.875%, 02/08/29	3,000,000	3,220,658
Verizon Communications, Inc., 4.500%, 08/10/33	1,000,000	1,127,527
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (c)(d)	2,000,000	2,077,500
Walt Disney Co., The, 3.750%, 06/01/21	2,026,000	2,086,144
		18,489,661

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Consumer Discretionary: 2.9%
Amazon.com, Inc., 2.800%, 08/22/24	$1,000,000	$1,033,583
Amazon.com, Inc., 3.875%, 08/22/37	500,000	552,135
Dollar General Corp., 4.125%, 05/01/28	1,000,000	1,065,211
eBay, Inc., 2.750%, 01/30/23	1,000,000	1,006,111
GLP Capital, LP/Financing II, Inc., 5.300%, 01/15/29	2,000,000	2,163,000
Hilton Domestic Operating Co., Inc., 144A, 4.875%, 01/15/30 (d)	1,000,000	1,032,500
Home Depot, Inc., The, 2.800%, 09/14/27	2,000,000	2,030,430
Marriott International, Inc., 3.250%, 09/15/22	1,000,000	1,023,006
Marriott International, Inc., 3.600%, 04/15/24	1,000,000	1,042,981
New Red Finance, Inc., 144A, 4.250%, 05/15/24 (d)	1,000,000	1,013,750
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	2,078,704
Sirius XM Radio, Inc., 144A, 4.625%, 05/15/23 (d)	500,000	507,500
Sirius XM Radio, Inc., 144A, 4.625%, 07/15/24 (d)	1,000,000	1,025,780
Starbucks Corp., 4.450%, 08/15/49	3,000,000	3,290,106
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	982,140
		19,846,937
Consumer Staples: 1.4%
Campbell Soup Co., 3.300%, 03/19/25	1,000,000	1,008,204
Capital Impact Partners, 3.000%, 11/15/19	1,000,000	1,000,951
Constellation Brands, Inc., 3.200%, 02/15/23	2,000,000	2,046,145
CVS Health Corp., 3.083%, 03/09/20 (e)	500,000	501,318

SEE NOTES TO FINANCIAL STATEMENTS	86

June 30, 2019
Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Consumer Staples, continued
CVS Health Corp., 3 month LIBOR + 0.63%, 4.300%, 03/25/28	$1,000,000	$1,055,378
Ingles Markets Inc, 5.750%, 06/15/23	1,000,000	1,027,500
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (d)	1,000,000	1,041,250
PepsiCo, Inc., 3.000%, 10/15/27 (c)	1,000,000	1,040,413
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (d)	1,000,000	1,025,000
		9,746,159
Energy: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	1,028,126
MidAmerican Energy Corp., 3.650%, 04/15/29	1,000,000	1,079,778
		2,107,904
Financials: 10.2%
Allstate Corp., The, 3 month LIBOR + 0.43%, 2.760%, 03/29/21 (e)	1,000,000	1,002,108
Allstate Corp., The, 3.150%, 06/15/23	2,000,000	2,063,835
Allstate Corp., The, 3.850%, 08/10/49	1,000,000	1,050,622
Ally Financial, Inc., 4.250%, 04/15/21	1,000,000	1,022,500
Avolon Holdings Funding, Ltd., 144A, 5.250%, 05/15/24 (d)	500,000	535,445
Avolon Holdings Funding, Ltd., 144A, 4.375%, 05/01/26 (d)	1,000,000	1,030,450
Bank of America Corp., 2.151%, 11/09/20	2,000,000	1,994,296
Bank of America Corp., 3.499%, 05/17/22 (e)	3,000,000	3,058,590
Bank of America Corp., 3.559%, 04/23/27 (e)	1,000,000	1,044,735

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	$1,000,000	$1,051,209
BlackRock, Inc., 3.250%, 04/30/29	2,000,000	2,096,969
Charles Schwab Corp., The, 3.550%, 02/01/24	1,000,000	1,059,179
Charles Schwab Corp., The, 3.200%, 01/25/28	1,000,000	1,033,621
Chubb INA Holdings, Inc., 3.350%, 05/03/26	2,000,000	2,099,206
CIT Group, Inc., 4.125%, 03/09/21	1,000,000	1,021,550
Digital Realty Trust LP, 3.950%, 07/01/22	1,750,000	1,824,480
Discover Bank, 3.200%, 08/09/21	1,000,000	1,015,130
Discover Bank, 4.650%, 09/13/28	1,000,000	1,094,582
Fifth Third Bank, 2.250%, 06/14/21	2,000,000	2,000,159
Ford Motor Credit Co., LLC, 3 month LIBOR + 0.83%, 3.099%, 04/05/21 (e)	1,086,000	1,072,110
General Motors Financial Co., Inc., 5.100%, 01/17/24	500,000	535,032
ING Groep NV, 144A, 4.625%, 01/06/26 (d)	2,000,000	2,183,495
International Finance Corp., 2.500%, 04/15/23 (e)	3,000,000	3,007,651
International Finance Corp., 1.500%, 04/15/26 (e)	1,034,000	984,139
JPMorgan Chase & Co., 2.972%, 01/15/23	2,000,000	2,030,418
Kreditanstalt fuer Wiederaufbau, 2.125%, 06/15/22	1,000,000	1,009,908
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	3,060,124

87	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	$3,000,000	$3,107,221
MetLife, Inc., 4.875%, 11/13/43	1,000,000	1,190,378
Morgan Stanley, 2.625%, 11/17/21	2,000,000	2,012,863
Morgan Stanley, 3 month LIBOR + 1.18%, 3.772%, 01/20/22 (e)	3,000,000	3,032,381
PNC Bank NA, 2.625%, 02/17/22	2,000,000	2,017,851
PNC Bank NA, 3.100%, 10/25/27 (c)	1,000,000	1,023,240
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	526,493
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	1,122,785
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	1,029,264
Regions Financial Corp., 3.800%, 08/14/23	2,500,000	2,617,359
Toronto-Dominion Bank, The, 1.850%, 09/11/20	2,000,000	1,994,569
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	1,009,730
Toyota Motor Credit Corp., 3 month LIBOR + 0.10%, 2.438%, 01/10/20 (e)	2,000,000	2,000,557
Toyota Motor Credit Corp., 3.450%, 09/20/23	3,000,000	3,142,883
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	1,069,523
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	1,130,699
		69,009,339
Health Care: 3.2%
Abbott Laboratories, 3.750%, 11/30/26	1,133,000	1,226,000
AbbVie, Inc., 3.200%, 05/14/26	1,000,000	1,011,772

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Health Care, continued
AbbVie, Inc., 4.875%, 11/14/48	$1,000,000	$1,054,162
Amgen, Inc., 3.625%, 05/22/24	2,000,000	2,102,136
Anthem, Inc., 4.101%, 03/01/28	1,000,000	1,070,694
Becton Dickinson & Co., 3.363%, 06/06/24	1,000,000	1,030,633
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	1,045,085
Bristol-Myers Squibb Co., 144A, 2.900%, 07/26/24 (d)	2,000,000	2,048,262
Bristol-Myers Squibb Co., 144A, 4.125%, 06/15/39 (d)	1,000,000	1,080,392
Eli Lilly & Co., 3.375%, 03/15/29	1,000,000	1,067,215
Eli Lilly & Co., 3.875%, 03/15/39	500,000	541,978
HCA, Inc., 4.500%, 02/15/27	1,000,000	1,068,490
HCA, Inc., 4.125%, 06/15/29	500,000	515,015
Merck & Co., Inc., 2.800%, 05/18/23	1,000,000	1,024,790
Merck & Co., Inc., 3.400%, 03/07/29	1,000,000	1,065,289
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	1,025,400
UnitedHealth Group, Inc., 2.375%, 10/15/22	2,000,000	2,006,681
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	1,000,011
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	1,066,564
		22,050,569
Industrials: 2.0%
Burlington Northern Santa Fe LLC, 4.050%, 06/15/48	1,000,000	1,111,048
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,318,352
Masco Corp., 4.375%, 04/01/26	1,000,000	1,049,813

SEE NOTES TO FINANCIAL STATEMENTS	88

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Industrials, continued
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (d)	$1,000,000	$1,036,250
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (d)	1,000,000	995,000
Standard Industries, Inc., 144A, 144A, 6.000%, 10/15/25 (d)	1,000,000	1,066,250
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (b)	2,000,000	1,999,207
Union Pacific Corp., 3.700%, 03/01/29	2,000,000	2,153,657
Waste Management, Inc., 3.150%, 11/15/27	2,500,000	2,583,689
Waste Management, Inc., 3.450%, 06/15/29	500,000	527,493
		13,840,759
Information Technology: 3.2%
Adobe Inc, 3.250%, 02/01/25	1,500,000	1,565,322
Adobe, Inc., 4.750%, 02/01/20	1,150,000	1,165,770
Apple, Inc., 2.850%, 02/23/23	1,000,000	1,024,663
Apple, Inc., 2.850%, 05/11/24	500,000	515,407
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,564,217
CA, Inc., 5.375%, 12/01/19	1,500,000	1,513,470
Dell International, LLC/EMC Corp., 144A, 6.020%, 06/15/26 (d)	1,000,000	1,104,040
Intel Corp., 3.150%, 05/11/27 (c)	1,500,000	1,563,024
MasterCard, Inc., 3.500%, 02/26/28	1,000,000	1,078,232
MasterCard, Inc., 2.950%, 06/01/29	500,000	516,393
Microsoft Corp., 2.875%, 02/06/24	1,000,000	1,036,831
Microsoft Corp., 2.400%, 08/08/26	3,000,000	3,017,728
NetApp, Inc., 3.250%, 12/15/22	671,000	682,676
salesforce.com, Inc., 3.700%, 04/11/28	2,000,000	2,158,094

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Information Technology, continued
Visa, Inc., 3.650%, 09/15/47	$2,000,000	$2,153,361
		21,659,228
Materials: 0.3%
LyondellBasell Industries NV, 6.000%, 11/15/21	2,000,000	2,145,133

Real Estate: 1.2%
Alexandria Real Estate Equities, Inc., 4.000%, 01/15/24	2,000,000	2,116,869
Boston Properties, LP, 3.400%, 06/21/29	2,000,000	2,051,138
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (d)	1,000,000	1,022,500
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (d)	1,000,000	996,250
iStar, Inc., 6.000%, 04/01/22	1,000,000	1,027,500
Starwood Property Trust, Inc., 3.625%, 02/01/21	1,000,000	1,000,000
		8,214,257
Utilities: 1.5%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	998,430
DTE Electric Co., 3.950%, 03/01/49	2,000,000	2,183,915
NextEra Energy Operating Partners, LP, 144A, 4.250%, 09/15/24 (d)	1,000,000	1,009,050
NSTAR Electric Co., 3.250%, 05/15/29	3,000,000	3,115,760
Southern Power Co., 4.150%, 12/01/25	2,000,000	2,133,247
Southwestern Public Service Co., 3.750%, 06/15/49	1,000,000	1,012,438
		10,452,840
TOTAL CORPORATE BONDS
(Cost $189,592,432)		197,562,786

89	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS: 0.7%
Federal Home Loan Bank System (Agency): 0.1%
2.375%, 03/12/21	$1,000,000	$1,007,831

Agency Securities: 0.6%
North American Development Bank, 2.400%, 10/26/22	2,000,000	2,006,374
Overseas Private Investment Corp., 3.520%, 09/20/32	1,892,857	2,026,234
		4,032,608
TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $4,815,857)		5,040,439

SUPRANATIONAL BONDS: 3.4%
Asian Development Bank, 2.750%, 03/17/23	3,000,000	3,103,413
2.125%, 03/19/25	2,000,000	2,024,966
European Investment Bank, 1.625%, 03/16/20	2,000,000	1,993,036
European Investment Bank, 1.625%, 08/14/20	3,000,000	2,988,950
European Investment Bank, 2.000%, 03/15/21	3,000,000	3,005,608
International Bank for Reconstruction & Development, 2.530%, 03/11/22	4,000,000	4,081,722
2.125%, 03/03/25	4,000,000	4,057,701
2.750%, 05/31/36	2,000,000	1,934,066

TOTAL SUPRANATIONAL BONDS
(Cost $22,760,205)		23,189,462

MUNICIPAL BONDS: 6.0%
State of California, 7.550%, 04/01/39	2,000,000	3,170,120
Dallas Independent School District, 6.450%, 02/15/35	1,000,000	1,066,230
State of Georgia, 4.310%, 10/01/26	2,000,000	2,254,940
City & County of Honolulu HI, 3.138%, 10/01/32	1,000,000	1,016,350

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MUNICIPAL BONDS, continued
City & County of Honolulu HI, 3.974%, 09/01/35	$1,475,000	$1,560,742
City of Houston TX Combined Utility System Revenue, 3.923%, 11/15/30	1,500,000	1,651,965
City of Los Angeles CA Wastewater System Revenue, 3.144%, 06/01/26	2,000,000	2,110,400
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	1,084,831
Metropolitan Transportation Authority, 6.089%, 11/15/40	1,595,000	2,155,674
New York City Water & Sewer System, 5.440%, 06/15/43	2,500,000	3,335,050
Ohio State University, The, 4.910%, 06/01/40	2,485,000	3,089,725
State of Oregon, 3.227%, 05/01/24	1,000,000	1,049,370
Commonwealth of Pennsylvania, 4.600%, 05/01/23	1,000,000	1,018,240
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,370,511
City & County of San Francisco CA Community Facilities District No 2014-1, 4.000%, 09/01/48	2,000,000	2,051,220
City & County of San Francisco CA Community Facilities District No 2014-1, 4.221%, 09/01/39	1,000,000	1,062,710
City of San Francisco CA Public Utilities Commission Water Revenue, 6.000%, 11/01/40	2,815,000	3,683,062

SEE NOTES TO FINANCIAL STATEMENTS	90

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MUNICIPAL BONDS, continued
Taft Independent School District, 4.207%, 08/15/36	$1,500,000	$1,592,190
University of Massachusetts Building Authority, 5.450%, 11/01/40	2,225,000	2,839,256
6.573%, 05/01/39	125,000	125,376
Virginia Small Business Financing Authority, 144A, 4.200%, 07/01/50 (d)(e)	1,000,000	1,001,100
Virginia Resources Authority, 5.790%, 11/01/40	2,655,000	2,779,599

TOTAL MUNICIPAL BONDS
(Cost $39,365,190)		41,068,661

U.S. TREASURY NOTES: 26.2%
1.000%, 10/15/19	3,000,000	2,990,508
1.250%, 07/15/20 (TIPS)	4,686,280	4,717,454
2.750%, 09/30/20	17,000,000	17,180,293
2.375%, 03/15/21	7,000,000	7,068,496
0.125%, 04/15/21 (TIPS)	3,234,120	3,204,748
0.125%, 04/15/22 (TIPS)	6,303,660	6,255,513
2.625%, 02/28/23	29,000,000	29,920,410
2.125%, 11/30/23	15,000,000	15,241,699
0.125%, 07/15/24 (TIPS)	4,304,200	4,298,413
0.625%, 01/15/26 (TIPS)	3,225,900	3,304,646
2.250%, 03/31/26	14,000,000	14,347,538
0.375%, 07/15/27 (TIPS)	10,445,000	10,545,988
2.750%, 02/15/28	1,000,000	1,063,438
4.500%, 02/15/36	7,000,000	9,237,266
5.000%, 05/15/37	2,000,000	2,820,508
4.500%, 05/15/38	3,000,000	4,031,074
4.375%, 11/15/39	6,000,000	7,979,766
1.000%, 02/15/48 (TIPS)	1,036,120	1,091,099
3.375%, 11/15/48	28,000,000	32,966,171

TOTAL U.S. TREASURY NOTES
(Cost $171,772,144)		178,265,028

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES: 31.6%
Ginnie Mae (Mortgage-Backed): 1.7%
1.550%, 06/16/36	$2,858,789	$2,796,488
6.000%, 01/15/38	237,273	266,963
3.020%, 09/15/41	1,852,269	1,878,344
3.000%, 05/15/43	1,420,367	1,456,555
3.500%, 11/20/46	1,368,483	1,416,692
2.906%, 09/16/50 (e)	2,000,000	2,011,772
2.638%, 03/16/55 (e)	2,000,874	1,991,235
		11,818,049
Freddie Mac (Mortgage-Backed): 7.4%
4.000%, 06/01/26	2,101,596	2,193,231
2.939%, 04/25/29	3,000,000	3,101,100
3.500%, 12/01/30	1,378,902	1,424,434
3.000%, 07/01/33	1,630,532	1,661,051
4.500%, 01/01/34	2,267,791	2,394,816
3.500%, 01/01/34	1,388,569	1,441,059
4.000%, 10/01/35	2,836,538	2,990,648
3.500%, 04/01/42	1,207,230	1,254,523
2.437%, 01/01/43 (e)	1,677,160	1,687,168
3.500%, 01/01/44	1,837,824	1,915,525
4.000%, 08/01/44	1,168,793	1,238,244
3.500%, 02/01/45	1,817,150	1,904,562
3.000%, 06/01/46	2,220,067	2,267,515
3.000%, 01/01/47	2,737,496	2,793,891
4.000%, 08/01/47	1,613,020	1,683,541
3.500%, 08/01/47	2,678,401	2,760,024
3.500%, 09/01/47	1,757,269	1,810,821
3.500%, 10/01/47	2,711,867	2,794,513
3.500%, 12/01/47	1,802,575	1,857,508
3.500%, 03/01/48	2,728,307	2,807,758
4.000%, 04/01/48	5,509,105	5,719,806
3.500%, 05/01/48	2,756,450	2,833,118
		50,534,856
Fannie Mae (Mortgage-Backed): 13.9%
2.480%, 08/01/26	1,970,785	1,974,974
2.270%, 09/01/26	2,000,000	1,974,143
3.270%, 09/01/27	2,354,334	2,476,782
3.058%, 09/25/27 (e)	2,000,000	2,087,522
3.436%, 06/25/28 (e)	2,000,000	2,133,150
3.673%, 09/25/28 (e)	2,034,000	2,209,561
3.660%, 01/01/29	1,987,344	2,159,529
4.500%, 04/01/34	1,283,496	1,366,072

91	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Fannie Mae (Mortgage-Backed), continued
3.500%, 07/01/35	$1,681,570	$1,735,292
3.500%, 09/01/37	1,632,168	1,684,296
4.000%, 03/01/38	2,495,671	2,626,673
4.000%, 02/01/41	3,252,880	3,453,208
4.000%, 01/01/42	3,132,238	3,324,362
4.000%, 07/01/42	2,815,989	2,969,525
3.500%, 01/01/43	3,680,880	3,810,072
3.988%, 09/01/43 (e)	781,218	811,974
3.500%, 08/01/45	2,247,195	2,333,948
4.000%, 09/01/45	1,784,564	1,880,574
4.000%, 10/01/45	1,685,141	1,763,354
3.500%, 10/01/45	1,917,809	1,983,641
4.000%, 11/01/45	3,916,860	4,098,619
3.500%, 04/01/46	1,741,137	1,800,692
4.000%, 06/01/46	1,719,493	1,799,286
3.000%, 06/01/46	3,018,008	3,059,292
4.000%, 07/01/46	2,183,200	2,285,827
4.500%, 09/01/46	2,033,203	2,183,934
3.000%, 10/01/46	1,567,471	1,588,589
4.500%, 01/01/47	1,439,373	1,517,897
4.000%, 01/01/47	1,742,388	1,818,829
4.000%, 05/01/47	5,423,561	5,665,515
4.000%, 06/01/47	4,775,086	4,977,984
3.500%, 06/01/47	4,322,506	4,468,049
3.500%, 11/01/47	2,638,788	2,738,657
4.000%, 01/01/48	2,796,720	2,939,848
3.500%, 04/01/48	3,740,967	3,887,439
4.500%, 06/01/48	1,727,317	1,829,060
3.500%, 06/01/48	2,927,263	3,026,170
		94,444,339
Commercial Mortgage-Backed: 8.6%
Arroyo Mortgage Trust 2018-1, 144A, 3.763%, 04/25/48 (d)(e)	1,951,649	2,006,876
Bayview Opportunity Master Fund IVa Trust 2016, 144A, 4.000%, 04/28/55 (d)	1,341,171	1,377,730

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Commercial Mortgage-Backed, continued
Bellemeade Re 2018-1, Ltd., 1 month LIBOR + 1.35%, 144A, 4.004%, 04/25/28 (d)(e)	$1,000,000	$1,004,102
Bellemeade Re 2018-2, Ltd., 1 month LIBOR + 1.35%, 144A, 3.754%, 08/25/28 (d)(e)	2,000,000	2,001,005
COLT 2018-1 Mortgage Loan Trust, 144A, 2.981%, 02/25/48 (d)(e)	145,236	145,241
COLT 2018-3 Mortgage Loan Trust, 144A, 3.763%, 10/26/48 (d)(e)	738,205	750,590
COLT 2019-2 Mortgage Loan Trust, 144A, 3.337%, 05/25/49 (d)(e)	1,876,702	1,908,822
Commonbond Student Loan Trust 2016-B, 144A, 2.730%, 10/25/40 (d)	1,233,861	1,238,229
Commonbond Student Loan Trust 2017-B-GS, 1 month LIBOR + 0.65%, 144A, 3.054%, 09/25/42 (d)(e)	1,602,212	1,593,280
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (d)	1,786,102	1,856,002
Deephaven Residential Mortgage Trust 2018-1, 144A, 3.027%, 12/25/57 (d)(e)	671,862	674,377
Deephaven Residential Mortgage Trust 2018-2, 144A, 3.479%, 04/25/58 (d)(e)	1,142,670	1,158,003
Dell Equipment Finance Trust 2019-1, 144A, 3.450%, 03/24/25 (d)	1,305,000	1,326,703
Drive Auto Receivables Trust, 4.090%, 01/15/26	2,000,000	2,056,262

SEE NOTES TO FINANCIAL STATEMENTS	92

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Commercial Mortgage-Backed, continued
Invitation Homes 2018-SFR3 Trust, 1 month LIBOR + 1.00%, 144A, 3.394%, 07/17/37 (d)(e)	$2,441,393	$2,438,719
Invitation Homes 2018-SFR4 Trust, 1 month LIBOR + 1.20%, 144A, 3.644%, 01/17/38 (d)(e)	2,000,000	1,997,904
Mastr Asset Backed Securities Trust 2007-NCW, 1 month LIBOR + 0.60%, 144A, 3.004%, 05/25/37 (b)(d)(e)	1,508,797	1,491,006
Mill City Mortgage Trust 2015-1, 144A, 3.876%, 06/25/56 (d)(e)	2,000,000	2,112,276
Mill City Solar Loans 2019-1, Ltd., 144A, 4.340%, 03/20/43 (d)	929,530	961,016
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (d)	1,788,696	1,692,011
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (d)	679,932	692,212
Mosaic Solar Loans Trust 2018-1, 144A, 4.010%, 06/22/43 (d)	1,461,956	1,510,787
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (d)	1,025,533	1,067,409
Navistar Financial Dealer Note Master Owner Trust II, 1 month LIBOR + 1.05%, 144A, 3.454%, 09/25/23 (d)(e)	2,890,000	2,900,293
New Residential Mortgage Loan Trust 2018-4, 1 month LIBOR + 0.90%, 144A, 3.304%, 01/25/48 (d)(e)	1,564,486	1,566,221

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Commercial Mortgage-Backed, continued
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (d)(e)	$2,484,338	$2,596,506
Radnor RE 2018-1, Ltd., 1 month LIBOR + 1.40%, 144A, 3.804%, 03/25/28 (d)(e)	2,701,884	2,709,560
Santander Drive Auto Receivables Trust 2018-5, 4.190%, 12/16/24	1,250,000	1,296,212
Sequoia Mortgage Trust 2017-CH2, 144A, 4.000%, 12/25/47 (d)(e)	653,669	681,254
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 02/25/48 (d)(e)	1,007,904	1,036,881
SoFi Professional Loan Program 2015-d, LLC, 144A, 3.590%, 10/26/37 (d)	1,486,472	1,502,742
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (d)(e)	1,400,000	1,462,501
SoFi Professional Loan Program 2019-A, LLC, 144A, 3.180%, 06/15/48 (d)	877,051	885,609
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (d)	977,349	1,053,453
Tesla Auto Lease Trust 2018-A, 144A, 2.750%, 02/20/20 (d)	610,000	609,768
Tesla Auto Lease Trust 2018-A, 144A, 3.300%, 05/20/20 (d)	750,000	752,291
Tesla Auto Lease Trust 2018-B, 144A, 3.710%, 08/20/21 (d)	2,171,664	2,204,764

93	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Commercial Mortgage-Backed, continued
Towd Point Mortgage Trust, 1 month LIBOR + 0.60%, 144A, 3.750%, 11/25/57 (d)(e)	$1,000,000	$1,045,313
Towd Point Mortgage Trust, 144A, 3.803%, 11/25/60 (d)(e)	2,000,000	2,059,236
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (d)	988,093	1,049,019
		58,472,185
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $212,413,249)		215,269,429

TOTAL BONDS
(Cost $644,100,384)		663,776,220

CERTIFICATES OF DEPOSIT: 0.1%
Community Credit Union of Lynn, 2.200%, 11/29/22 (b)	250,000	248,618
Self-Help Federal Credit Union, 1.700%, 04/13/20 (b)	250,000	249,072

TOTAL CERTIFICATES OF DEPOSIT
(Cost $500,000)		497,690

MONEY MARKET: 1.3%
State Street Institutional U.S. Government Money Market Fund, 2.310% (f)(g)	8,709,102	8,709,102
TOTAL MONEY MARKET
(Cost $8,709,102)

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.415% (f)(g)	$876,618	$876,618
(Cost $876,618)

TOTAL INVESTMENTS: 99.9%
(Cost $661,238,006)		681,097,380

PAYABLE UPON RETURN OF SECURITIES LOANED (NET): -0.1%		(876,618)

OTHER ASSETS AND LIABILITIES — (NET): 0.2%		1,577,374

NET ASSETS: 100.0%		$681,798,136

(a)	Security valued using significant unobservable inputs.
(b)	Illiquid security.
(c)	Security of partial position of this security was on loan as of June 30, 2019. The total market value of securities on loan as of June 30, 2019 was $2,418,430.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of June 30, 2019 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(g)	Premier Class shares

ETF - Exchange Traded Fund

LP - Limited Partnership

LIBOR - London International Bank Offered Rate. At June 30, 2019 the 1 month and 3 month LIBOR ratios were 2.398% and 2.320%, respectively.

TIPS - Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS	94

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
COMMON STOCKS: 0.1%
Energy: 0.1%
Chaparral Energy, Inc., Class A (a)	33,306	$156,871

Health Care: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	0

TOTAL COMMON STOCKS
(Cost $833,355)		156,871

PREFERRED STOCKS: 0.4%
Health Care: 0.0%
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0

Leisure: 0.4%
RLJ Lodging Trust, REIT, 1.950%	58,500	1,530,945

TOTAL PREFERRED STOCKS
(Cost $1,860,897)		1,530,945

BONDS: 97.1%
CORPORATE BONDS: 96.3%
Automotive: 2.8%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (d)	$1,000,000	1,023,750
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	500,000	498,750
FXI Holdings, Inc., 144A, 7.875%, 11/01/24 (d)	1,000,000	935,000
IHO Verwaltungs GmbH, 144A, 6.000%, 05/15/27 (d)	2,000,000	2,015,000
Meritor, Inc., 6.250%, 02/15/24	2,225,000	2,294,532
Nexteer Automotive Group Ltd., 144A, 5.875%, 11/15/21 (d)	1,000,000	1,017,673
Panther BF Aggregator 2, LP/Panther Finance Co., Inc., 144A, 6.250%, 05/15/26 (d)	1,000,000	1,041,250

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Automotive, continued
Panther BF Aggregator 2, LP/Panther Finance Co., Inc., 144A, 8.500%, 05/15/27 (d)	$1,000,000	$1,032,500
		9,858,455
Banking: 3.4%
Ally Financial, Inc., 4.250%, 04/15/21	2,000,000	2,045,000
Ally Financial, Inc., 4.125%, 02/13/22	1,500,000	1,541,250
Ally Financial, Inc., 3.875%, 05/21/24	1,000,000	1,026,250
Ally Financial, Inc., 5.750%, 11/20/25	2,000,000	2,219,800
Ally Financial, Inc., 8.000%, 11/01/31	1,000,000	1,326,710
CIT Group, Inc., 5.000%, 08/01/23	2,000,000	2,142,500
CIT Group, Inc., 5.250%, 03/07/25	500,000	549,375
CIT Group, Inc., 6.125%, 03/09/28	1,000,000	1,140,000
		11,990,885
Basic Industry: 11.2%
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (d)	1,000,000	1,075,000
Aleris International, Inc., 144A, 10.750%, 07/15/23 (d)	500,000	523,125
Arconic, Inc., 5.900%, 02/01/27	2,000,000	2,179,400
Boise Cascade Co., 144A, 5.625%, 09/01/24 (d)	2,000,000	2,050,000
Cleveland-Cliffs, Inc., 144A, 4.875%, 01/15/24 (d)	950,000	966,625
Core & Main, LP, 144A, 6.125%, 08/15/25 (d)	1,500,000	1,522,500
Hexion, Inc., 144A, 7.875%, 07/15/27 (d)	1,000,000	1,010,000
Ingevity Corp., 144A, 4.500%, 02/01/26 (d)	1,425,000	1,385,812

95	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Basic Industry, continued
Koppers, Inc., 144A, 6.000%, 02/15/25 (d)	$1,000,000	$942,500
Lennar Corp., 6.625%, 05/01/20	1,000,000	1,031,250
Lennar Corp., 4.750%, 05/30/25	1,000,000	1,063,750
Lennar Corp., 5.250%, 06/01/26	1,000,000	1,068,750
Mercer International, Inc., 6.500%, 02/01/24	950,000	986,813
Mercer International, Inc., 144A, 7.375%, 01/15/25 (d)	1,000,000	1,065,000
Neon Holdings, Inc., 144A, 10.125%, 04/01/26 (d)	1,000,000	987,500
New Enterprise Stone & Lime Co., Inc., 144A, 10.125%, 04/01/22 (d)	1,500,000	1,541,250
New Enterprise Stone & Lime Co., Inc., 144A, 6.250%, 03/15/26 (d)	950,000	966,625
New Gold, Inc., 144A, 6.375%, 05/15/25 (d)	1,500,000	1,248,750
Novelis Corp., 144A, 5.875%, 09/30/26 (d)	1,500,000	1,522,500
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (d)	930,000	943,950
SPCM SA, 144A, 4.875%, 09/15/25 (d)	950,000	957,125
Standard Industries, Inc., 144A, 6.000%, 10/15/25 (d)	2,500,000	2,665,625
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	1,000,000	1,015,000
Starfruit Finco BV/US Holdco, LLC, 144A, 8.000%, 10/01/26 (d)	2,000,000	2,065,000
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (d)	1,550,000	1,608,125

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Basic Industry, continued
TRI Pointe Group, Inc., 5.250%, 06/01/27	$1,000,000	$967,500
US Concrete, Inc., 6.375%, 06/01/24	2,000,000	2,090,000
USG Corp., 144A, 4.875%, 06/01/27 (d)	2,000,000	2,025,000
Valvoline, Inc., 5.500%, 07/15/24	500,000	517,500
WESCO Distribution, Inc., 5.375%, 06/15/24	1,500,000	1,545,000
		39,536,975
Capital Goods: 4.5%
ARD Finance SA, 7.125%, 09/15/23	1,000,000	1,027,500
ARD Securities Finance SARL, 144A, 8.750%, 01/31/23 (d)	2,113,318	2,139,735
Ardagh Packaging Finance PLC/ Holdings USA, Inc., 144A, 7.250%, 05/15/24 (d)	1,000,000	1,057,500
Bombardier, Inc., 144A, 8.750%, 12/01/21 (d)	1,000,000	1,093,750
Bombardier, Inc., 144A, 7.500%, 12/01/24 (d)	450,000	460,125
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.750%, 02/01/26	1,650,000	1,699,500
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	1,000,000	1,002,500
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (d)	2,000,000	2,072,500
OI European Group BV, 144A, 4.000%, 03/15/23 (d)	1,500,000	1,511,250
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (d)	950,000	1,040,250

SEE NOTES TO FINANCIAL STATEMENTS	96

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Capital Goods, continued
RBS Global, Inc. / Rexnord LLC, 144A, 4.875%, 12/15/25 (d)	$1,450,000	$1,475,375
Vertiv Group Corp., 144A, 9.250%, 10/15/24 (d)	950,000	914,375
Vertiv Intermediate Holding Corp., 144A, 12.000%, 02/15/22 (d)	500,000	484,375
		15,978,735
Consumer Goods: 5.8%
Central Garden & Pet Co, 5.125%, 02/01/28	1,000,000	985,000
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (d)	1,500,000	1,533,750
KeHE Distributors, LLC/KeHE Finance Corp., 144A, 7.625%, 08/15/21 (d)	1,000,000	997,500
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (d)	2,000,000	2,082,500
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (d)	2,500,000	2,562,500
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (d)	1,450,000	1,475,375
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	1,450,000	1,504,375
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (d)	2,500,000	2,628,125
Sigma Holdco BV, 144A, 7.875%, 05/15/26 (d)	1,000,000	930,000
Spectrum Brands, Inc., 6.125%, 12/15/24	2,000,000	2,070,000
Tempur Sealy International, Inc., 5.500%, 06/15/26	1,500,000	1,561,875
US Foods, Inc., 144A, 5.875%, 06/15/24 (d)	2,000,000	2,062,500
		20,393,500
Energy: 10.3%
Antero Resources Corp., 5.625%, 06/01/23	2,000,000	1,937,900

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Energy, continued
Apergy Corp., 6.375%, 05/01/26	$2,000,000	$2,025,000
Archrock Partners LP/Finance Corp., 6.000%, 10/01/22	1,000,000	1,017,500
Archrock Partners LP/Finance Corp., 144A, 6.875%, 04/01/27 (d)	1,000,000	1,050,100
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 10.000%, 04/01/22 (d)	1,500,000	1,595,475
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 7.000%, 11/01/26 (d)	500,000	458,750
Chaparral Energy, Inc., 144A, 8.750%, 07/15/23 (d)	1,000,000	625,000
Cheniere Corpus Christi Holdings, LLC, 5.125%, 06/30/27	1,000,000	1,088,750
DCP Midstream Operating, LP, 8.125%, 08/16/30	1,000,000	1,225,000
Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 05/01/25	2,000,000	2,042,500
Extraction Oil & Gas, Inc., 144A, 7.375%, 05/15/24 (d)	500,000	430,000
Extraction Oil & Gas, Inc., 144A, 5.625%, 02/01/26 (d)	475,000	385,938
Genesis Energy, LP/Finance Corp., 5.625%, 06/15/24	1,000,000	967,500
Genesis Energy, LP/Finance Corp., 6.500%, 10/01/25	1,500,000	1,471,875
Great Western Petroleum LLC/Finance Corp., 144A, 9.000%, 09/30/21 (d)	1,800,000	1,471,500

97	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Energy, continued
Hess Infrastructure Partners LP/Finance Corp., 144A, 5.625%, 02/15/26 (d)	$1,950,000	$2,015,812
Laredo Petroleum, Inc., 6.250%, 03/15/23	1,500,000	1,402,950
Oasis Petroleum, Inc., 144A, 6.250%, 05/01/26 (d)	1,000,000	972,500
Parkland Fuel Corp., 144A, 6.000%, 04/01/26 (d)	2,500,000	2,565,625
Pride International, Inc., 6.875%, 08/15/20	1,000,000	1,002,500
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.750%, 03/01/25	2,000,000	2,025,000
Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.875%, 03/01/27	1,000,000	1,007,500
Sunoco, LP/Finance Corp., 5.500%, 02/15/26	1,000,000	1,043,750
Sunoco, LP/Finance Corp., 144A, 6.000%, 04/15/27 (d)	1,000,000	1,052,500
Superior Plus, LP/General Partner, Inc., 144A, 7.000%, 07/15/26 (d)	1,500,000	1,558,125
Targa Resources Partners, LP/Finance Corp., 5.250%, 05/01/23	1,000,000	1,016,350
Targa Resources Partners, LP/Finance Corp., 144A, 6.500%, 07/15/27 (d)	500,000	546,875
Targa Resources Partners, LP/Finance Corp., 5.000%, 01/15/28	500,000	502,500

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Energy, continued
Targa Resources Partners, LP/Finance Corp., 144A, 6.875%, 01/15/29 (d)	$500,000	$555,595
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	1,500,000	1,451,250
		36,511,620
Financial Services: 4.7%
Avolon Holdings Funding, Ltd., 144A, 5.125%, 10/01/23 (d)	500,000	530,500
Avolon Holdings Funding, Ltd., 144A, 5.250%, 05/15/24 (d)	500,000	535,445
Avolon Holdings Funding, Ltd., 144A, 4.375%, 05/01/26 (d)	1,000,000	1,030,450
Fair Isaac Corp, 144A, 5.250%, 05/15/26 (d)	2,050,000	2,162,750
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	3,078,750
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 5.250%, 07/15/24 (d)	2,000,000	2,045,000
Park Aerospace Holdings, Ltd., 144A, 5.250%, 08/15/22 (d)	500,000	529,150
Park Aerospace Holdings, Ltd., 144A, 5.500%, 02/15/24 (d)	2,000,000	2,158,460
Springleaf Finance Corp., 6.125%, 05/15/22	1,000,000	1,077,500
Springleaf Finance Corp., 6.875%, 03/15/25	1,500,000	1,646,220
Springleaf Finance Corp., 7.125%, 03/15/26	1,500,000	1,646,250
		16,440,475
Health Care: 6.7%
Avantor, Inc., 144A, 6.000%, 10/01/24 (d)	2,000,000	2,133,000
Avantor, Inc., 144A, 9.000%, 10/01/25 (d)	2,000,000	2,235,000

SEE NOTES TO FINANCIAL STATEMENTS	98

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Health Care, continued
Centene Corp., 144A, 5.375%, 06/01/26 (d)	$950,000	$1,001,063
Endo Dac/Finance, LLC/Finco, Inc., 144A, 6.000%, 02/01/25 (d)	1,000,000	675,000
Endo Dac/Finance, LLC/Finco, Inc., 144A, 6.000%, 07/15/23 (d)	819,000	593,775
HCA, Inc., 5.875%, 05/01/23	1,750,000	1,907,290
HCA, Inc., 5.375%, 02/01/25	1,000,000	1,081,875
HCA, Inc., 5.875%, 02/15/26	1,000,000	1,107,500
HCA, Inc., 5.375%, 09/01/26	475,000	513,000
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	1,000,000	1,035,000
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,048,750
MPT Operating Partnership LP/Finance Corp., 5.000%, 10/15/27	2,000,000	2,065,000
Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 05/15/22 (d)	2,000,000	1,920,000
Par Pharmaceutical, Inc., 144A, 7.500%, 04/01/27 (d)	1,500,000	1,477,500
Sabra Health Care, LP, REIT, 5.125%, 08/15/26	1,000,000	1,041,821
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/24	1,000,000	946,875
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1,000,000	777,500
Verscend Escrow Corp., 144A, 9.750%, 08/15/26 (d)	2,000,000	2,085,000
		23,644,949
Insurance: 0.9%
Fidelity & Guaranty Life Holdings, Inc., 144A, 5.500%, 05/01/25 (d)	2,000,000	2,085,000

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Insurance, continued
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	$1,000,000	$1,007,500
		3,092,500
Leisure: 3.8%
Carlson Travel, Inc., 144A, 6.750%, 12/15/23 (d)	450,000	456,750
Carlson Travel, Inc., 144A, 9.500%, 12/15/24 (d)	1,000,000	1,002,500
Cedar Fair LP, 5.375%, 04/15/27	1,500,000	1,563,750
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (d)	950,000	974,937
GLP Capital, LP/Financing II, Inc., 5.375%, 04/15/26	1,000,000	1,083,950
GLP Capital, LP/Financing II, Inc., 5.750%, 06/01/28	1,000,000	1,105,720
Hilton Domestic Operating Co., Inc., 144A, 4.875%, 01/15/30 (d)	1,000,000	1,032,500
Hilton Grand Vacations Borrower, LLC /Inc., 6.125%, 12/01/24	1,000,000	1,072,500
Hilton Worldwide Finance, LLC/Corp., 4.625%, 04/01/25	450,000	461,813
Hilton Worldwide Finance, LLC/Corp., 4.875%, 04/01/27	1,425,000	1,478,010
Scientific Games International, Inc., 10.000%, 12/01/22	1,676,000	1,763,990
Scientific Games International, Inc., 144A, 8.250%, 03/15/26 (d)	1,500,000	1,578,735
		13,575,155
Media: 12.1%
Altice Financing SA, 144A, 6.625%, 02/15/23 (d)	1,000,000	1,027,500
Altice Financing SA, 144A, 7.500%, 05/15/26 (d)	2,000,000	2,015,200

99	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Media, continued
Altice France SA/France, 144A, 6.250%, 05/15/24 (d)	$1,168,000	$1,207,420
Altice France SA/France, 144A, 7.375%, 05/01/26 (d)	3,000,000	3,082,500
Altice Luxembourg SA, 144A, 7.750%, 05/15/22 (d)	200,000	203,750
Altice Luxembourg SA, 144A, 10.500%, 05/15/27 (d)	500,000	515,000
Cablevision Systems Corp., 8.000%, 04/15/20	1,000,000	1,035,330
Cablevision Systems Corp., 5.875%, 09/15/22	1,000,000	1,052,500
CBS Radio, Inc., 144A, 7.250%, 11/01/24 (d)	1,000,000	1,058,750
CCO Holdings, LLC/Capital Corp., 144A, 4.000%, 03/01/23 (d)	1,000,000	1,004,688
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/23 (d)	1,000,000	1,023,437
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 05/01/25 (d)	1,000,000	1,036,249
CCO Holdings, LLC/Capital Corp., 144A, 5.750%, 02/15/26 (d)	2,000,000	2,102,500
CCO Holdings, LLC/Capital Corp., 144A, 5.500%, 05/01/26 (d)	1,000,000	1,049,050
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	500,000	517,500
Clear Channel Worldwide Holdings, Inc., 144A, 9.250%, 02/15/24 (d)	1,000,000	1,087,500
CSC Holdings, LLC, 144A, 5.375%, 07/15/23 (d)	500,000	515,000
CSC Holdings, LLC, 144A, 10.875%, 10/15/25 (d)	1,000,000	1,148,125
CSC Holdings, LLC, 144A, 5.500%, 05/15/26 (d)	1,000,000	1,051,200

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Media, continued
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (d)	$1,000,000	$1,102,800
Entercom Media Corp., 144A, 6.500%, 05/01/27 (d)	500,000	521,250
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (d)	1,273,000	1,258,679
LSC Communications, Inc., 144A, 8.750%, 10/15/23 (d)	500,000	477,500
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (d)	1,171,000	1,188,565
Nexstar Broadcasting, Inc., 144A, 5.625%, 08/01/24 (d)	1,000,000	1,038,460
Nexstar Escrow, Inc., 144A, 5.625%, 07/15/27 (d)	2,000,000	2,052,500
Nielsen Finance LLC / Nielsen Finance Co., 144A, 5.000%, 04/15/22 (d)	950,000	952,375
Outfront Media Capital, LLC/ Corp., 144A, 5.000%, 08/15/27 (d)	2,000,000	2,052,400
Sirius XM Radio, Inc., 144A, 6.000%, 07/15/24 (d)	1,500,000	1,547,250
Sirius XM Radio, Inc., 144A, 4.625%, 07/15/24 (d)	1,000,000	1,025,780
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (d)	1,100,000	1,138,500
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (d)	2,450,000	2,548,000
The Neilsen Co. Luxembourg SARL, 144A, 5.000%, 02/01/25 (d)	975,000	962,813
Virgin Media Finance PLC, 144A, 6.000%, 10/15/24 (d)	1,000,000	1,040,000
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (d)	500,000	519,375

SEE NOTES TO FINANCIAL STATEMENTS	100

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Media, continued
VTR Finance BV, 144A, 6.875%, 01/15/24 (d)	$1,707,000	$1,773,146
		42,932,592
Real Estate: 2.8%
CBL & Associates, LP, 5.250%, 12/01/23	500,000	362,500
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	950,000	957,144
Greystar Real Estate Partners LLC, 144A, 5.750%, 12/01/25 (d)	1,450,000	1,482,625
iStar, Inc., 6.500%, 07/01/21	1,500,000	1,530,000
iStar, Inc., 6.000%, 04/01/22	500,000	513,750
Kennedy-Wilson, Inc., 5.875%, 04/01/24	1,700,000	1,742,500
Realogy Group, LLC/Realogy Co-Issuer Corp., 144A, 4.875%, 06/01/23 (d)	1,000,000	905,000
Realogy Group, LLC/Realogy Co-Issuer Corp., 144A, 9.375%, 04/01/27 (d)	1,500,000	1,321,875
Starwood Property Trust, Inc., 3.625%, 02/01/21	1,000,000	1,000,000
		9,815,394
Retail: 4.4%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, LP/Albertson’s, LLC, 144A, 7.500%, 03/15/26 (d)	2,000,000	2,145,000
Ingles Markets Inc, 5.750%, 06/15/23	2,000,000	2,055,000
KFC Holding Co./Pizza Hut Holdings/Taco Bell of America, 144A, 5.000%, 06/01/24 (d)	500,000	518,125
KFC Holding Co./Pizza Hut Holdings/Taco Bell of America, 144A, 4.750%, 06/01/27 (d)	1,500,000	1,541,250
L Brands, Inc., 5.250%, 02/01/28	1,000,000	918,750

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Retail, continued
L Brands, Inc., 7.500%, 06/15/29	$1,000,000	$1,002,400
Michaels Stores, Inc., 144A, 8.000%, 07/15/27 (d)	1,000,000	999,140
New Red Finance, Inc., 144A, 4.250%, 05/15/24 (d)	500,000	506,875
New Red Finance, Inc., 144A, 5.000%, 10/15/25 (d)	2,500,000	2,525,750
Party City Holdings, Inc., 144A, 6.625%, 08/01/26 (d)	2,000,000	1,945,000
PetSmart, Inc., 144A, 8.875%, 06/01/25 (d)	500,000	482,500
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	1,000,000	984,950
		15,624,740
Services: 6.6%
Aramark Services, Inc., 144A, 5.000%, 04/01/25 (d)	1,000,000	1,017,500
Cloud Crane, LLC, 144A, 10.125%, 08/01/24 (d)	1,000,000	1,077,500
GFL Environmental, Inc., 144A, 5.375%, 03/01/23 (d)	1,000,000	995,000
GFL Environmental, Inc., 144A, 8.500%, 05/01/27 (d)	500,000	539,375
Harsco Corp., 144A, 5.750%, 07/31/27 (d)	500,000	521,930
Herc Holdings, Inc., 144A, 5.500%, 07/15/27 (d)	1,000,000	1,008,750
IAA, Inc., 144A, 5.500%, 06/15/27 (d)	1,000,000	1,042,500
Iron Mountain US Holdings, Inc., 144A, 5.375%, 06/01/26 (d)	475,000	479,156
Iron Mountain, Inc., 5.750%, 08/15/24	1,950,000	1,974,648

101	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Services, continued
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (d)	$2,000,000	$2,045,000
Prime Security Services Borrower LLC/Finance, Inc., 144A, 9.250%, 05/15/23 (d)	1,598,000	1,681,216
5.250%, 04/15/24 (d)	1,000,000	1,020,000
5.750%, 04/15/26 (d)	1,000,000	1,035,000
Resideo Funding, Inc., 144A, 6.125%, 11/01/26 (d)	1,500,000	1,563,750
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	1,000,000	996,610
Staples, Inc., 144A, 10.750%, 04/15/27 (d)	1,000,000	997,500
United Rentals North America, Inc., 6.500%, 12/15/26	1,000,000	1,085,000
United Rentals North America, Inc., 5.250%, 01/15/30	1,000,000	1,030,000
Vizient, Inc., 144A, 6.250%, 05/15/27 (d)	1,000,000	1,058,800
Williams Scotsman International, Inc., 144A, 6.875%, 08/15/23 (d)	1,950,000	2,037,750
		23,206,985
Technology & Electronics: 3.3%
CommScope, Inc., 144A, 5.500%, 06/15/24 (d)	1,450,000	1,390,550
CommScope, Inc., 144A, 6.000%, 03/01/26 (d)	500,000	515,000
Dell International LLC/EMC Corp, 144A, 5.875%, 06/15/21 (d)	2,000,000	2,033,898

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Technology & Electronics, continued
Dell International LLC/EMC Corp, 144A, 7.125%, 06/15/24 (d)	$1,000,000	$1,055,733
Exela Intermediate LLC/Finance, Inc., 144A, 10.000%, 07/15/23 (d)	1,000,000	817,500
First Data Corp., 144A, 5.000%, 01/15/24 (d)	1,900,000	1,947,738
Go Daddy Operating Co, LLC/GD Finance Co, Inc., 144A, 5.250%, 12/01/27 (d)	1,000,000	1,038,750
Rackspace Hosting, Inc., 144A, 8.625%, 11/15/24 (d)	1,000,000	922,500
SS&C Technologies, Inc., 144A, 5.500%, 09/30/27 (d)	1,000,000	1,039,375
TIBCO Software, Inc., 144A, 11.375%, 12/01/21 (d)	1,000,000	1,063,125
		11,824,169
Telecommunications: 9.5%
C&W Senior Financing DAC, 144A, 6.875%, 09/15/27 (d)	1,000,000	1,037,600
CenturyLink, Inc., 7.500%, 04/01/24	1,500,000	1,663,125
CenturyLink, Inc., 5.625%, 04/01/25	450,000	460,125
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (d)	1,700,000	1,768,000
CyrusOne, LP/Finance Corp., 5.000%, 03/15/24	1,500,000	1,545,000
CyrusOne, LP/Finance Corp., 5.375%, 03/15/27	500,000	527,500
Digicel Group One, Ltd., 144A, 8.250%, 12/30/22 (d)	257,000	143,920
Equinix, Inc., 5.375%, 04/01/23	1,000,000	1,023,750
Equinix, Inc., 5.750%, 01/01/25	1,000,000	1,044,750

SEE NOTES TO FINANCIAL STATEMENTS	102

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Telecommunications, continued
Frontier Communications Corp, 10.500%, 09/15/22	$500,000	$341,250
Frontier Communications Corp., 11.000%, 09/15/25	1,000,000	625,000
Frontier Communications Corp., 144A, 8.000%, 04/01/27 (d)	1,000,000	1,042,500
Level 3 Financing, Inc., 5.375%, 01/15/24	1,450,000	1,486,250
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	1,037,500
Level 3 Parent, LLC, 5.750%, 12/01/22	1,000,000	1,011,250
Qwest Corp., 6.875%, 09/15/33	1,500,000	1,500,648
Sable International Finance, Ltd., 144A, 6.875%, 08/01/22 (d)	542,000	563,680
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	1,000,000	1,008,125
Sprint Capital Corp., 6.875%, 11/15/28	1,000,000	1,030,300
Sprint Capital Corp., 8.750%, 03/15/32	500,000	580,000
Sprint Communications, Inc., 7.000%, 08/15/20	650,000	675,188
Sprint Communications, Inc., 11.500%, 11/15/21	1,000,000	1,160,000
Sprint Communications, Inc., 6.000%, 11/15/22	2,000,000	2,090,000
Sprint Corp., 7.250%, 09/15/21	2,000,000	2,130,000
Sprint Corp., 7.875%, 09/15/23	1,500,000	1,633,125
Sprint Corp., 7.125%, 06/15/24	1,000,000	1,062,800
T-Mobile USA, Inc., 6.000%, 04/15/24	2,000,000	2,090,000
6.375%, 03/01/25	1,000,000	1,041,000
6.500%, 01/15/26	500,000	541,780

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
CORPORATE BONDS, continued
Telecommunications, continued
Zayo Group, LLC /Capital, Inc., 6.375%, 05/15/25	$500,000	$511,850
Zayo Group, LLC /Capital, Inc., 144A, 5.750%, 01/15/27 (d)	1,000,000	1,021,380
		33,397,396
Transportation: 1.1%
Air Canada, 144A, 7.750%, 04/15/21 (d)	2,500,000	2,707,500
Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22	1,000,000	1,061,250
		3,768,750
Utility: 2.4%
AES Corp./VA, 4.000%, 03/15/21	1,000,000	1,020,000
AES Corp./VA, 4.500%, 03/15/23	1,000,000	1,030,000
Clearway Energy Operating, LLC, 144A, 5.750%, 10/15/25 (d)	1,000,000	1,018,750
NextEra Energy Operating Partners, LP, 144A, 4.250%, 07/15/24 (d)	1,000,000	1,008,145
4.250%, 09/15/24 (d)	500,000	504,525
4.500%, 09/15/27 (d)	1,500,000	1,486,875
TerraForm Power Operating, LLC, 144A, 6.625%, 06/15/25 (d)(e)	1,000,000	1,053,750
5.000%, 01/31/28 (d)	1,500,000	1,511,250
		8,633,295
TOTAL CORPORATE BONDS
(Cost $331,530,558)		340,226,570

103	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
BONDS, continued
LOANS: 0.8%
Retail: 0.5%
PetSmart, Inc., 5.338%, 03/11/22 (e)	$2,000,000	$1,952,190

Services: 0.3%
Dun & Bradstreet Corp., The, 7.545%, 02/06/26 (e)	1,000,000	1,001,565
TOTAL LOANS
(Cost $2,680,962)		2,953,755

TOTAL BONDS
(Cost $334,211,520)		343,180,325

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, 1.650%, 01/21/20 (b)	200,000	200,000
Providence Bank & Trust, 0.600%, 08/03/19 (b)	200,000	200,000
Self Help Credit Union, 2.100%, 01/04/20 (b)	100,000	100,000
Shared Interest, Inc., 2.400%, 09/30/21 (b)	500,000	500,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,000,000)		1,000,000

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
MONEY MARKET: 3.3%
State Street Institutional U.S. Government Money Market Fund, 2.310% (f)(g)	11,547,661	$11,547,661
(Cost $11,547,661)

TOTAL INVESTMENTS: 101.2%
(Cost $349,453,433)		357,415,802

OTHER ASSETS AND LIABILITIES — (NET):- 1.2%		(4,137,025)

NET ASSETS: 100.0%		$353,278,777

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of June 30, 2019 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(g)	Premier Class shares

SEE NOTES TO FINANCIAL STATEMENTS	104

June 30, 2019

Schedule of Investments (Unaudited), continued

Pax Balanced Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
AFFILIATED INVESTMENT COMPANIES: 95.1%
Pax Core Bond Fund (a)	65,919,219	$673,035,223
Pax ESG Beta Dividend Fund (a)	10,443,007	126,569,250
Pax Global Environmental Markets Fund (a)	1,478,119	23,590,781
Pax Global Opportunities Fund (a)	2,508,131	28,793,340
Pax High Yield Bond Fund (a)	3,181,713	21,094,759
Pax Large Cap Fund (a)	70,866,979	668,275,615
Pax Mid Cap Fund (a)	415,192	4,326,304
Pax MSCI EAFE ESG Leaders Index Fund (a)	16,590,145	144,500,164
Pax Small Cap Fund (a)	2,158,328	30,432,426

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,676,916,710)		1,720,617,862

MONEY MARKET: 5.8%
State Street Institutional U.S. Government Money Market Fund, 2.310% (b)(c)	104,159,139	104,159,139
(Cost $104,159,139)

TOTAL INVESTMENTS: 100.9%
(Cost $1,781,075,849)		1,824,777,001

OTHER ASSETS AND LIABILITIES — (NET):- 0.9%		(15,516,005)

NET ASSETS: 100.0%		$1,809,260,996

(a)	Institutional Class shares
(b)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(c)	Premier Class shares

105	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Statements of Assets and Liabilities (Unaudited)

	Large Cap Fund	Small Cap Fund	ESG Beta Quality Fund	ESG Beta Dividend Fund
ASSETS
Investments, at cost - Note A	$527,587,189	$420,477,931	$133,000,714	$97,024,139

Investments in unaffiliated issuers, at value	$670,435,417	$453,744,733	$224,134,886	$129,840,752
Investments in affiliated issuers, at value	—	—	—	—
Total investments, at value - Note A1	670,435,417	453,744,733	224,134,886	129,840,752
Cash	89,170	—	19	3,503
Foreign currency at value (cost $51,343; $23; $232,156 $1,118,077; and $2,149,636, respectively)	—	51,369	—	—
Prepaid expenses	12,668	14,006	—	—
Receivables:
Capital stock sold	2,468	15,560,345	61,094	100
Dividends and interest - Note A	372,521	278,268	146,161	204,276
Investment securities sold	3,395,463	2,845,162	—	—
Investment Adviser reimbursement	—	—	—	—
Other	620	4,033	7,128	144
Total Assets	674,308,327	472,497,916	224,349,288	130,048,775

LIABILITIES
Collateral on securities loaned, at value	—	4,404,769	116,575	—
Payables:
Capital stock reacquired	10,755	2,075,919	77,346	—
Investment securities purchased	—	19,466,342	—	—
Dividend payable - Note A	—	—	—	—
Accrued expenses:
Investment advisory fees - Note B	351,447	254,783	117,874	68,039
Distribution expense	455	26,153	31,978	455
Trustees fees	2,013	6,100	—	—
Transfer agent fees	2,581	194,865	—	—
Printing and other
shareholder communication fees	—	1,617	—	—
Custodian fees	9,020	—	—	—
Legal and audit fees	23,341	24,380	—	—
Other accrued expenses	15,977	26,508	—	—
Total Liabilities	415,589	26,481,436	343,773	68,494
NET ASSETS	$673,892,738	$446,016,480	$224,005,515	$129,980,281

[1]

Investments at market value include securities loaned. At June 30, 2019, the Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund, Global Women’s Leadership Fund, and Core Bond Fund had total market values of securities on loan of $25,101,806; $4,268,281; $1,660,649; $1,122,188 and $2,418,430, respectively.

SEE NOTES TO FINANCIAL STATEMENTS	106

June 30, 2019

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	EAFE ESG Leaders Index Fund	Core Bond Fund	High Yield Bond Fund	Balanced Fund

$28,334,197	$701,446,600	$318,345,148	$535,318,232	$661,238,006	$349,453,433	$1,781,075,849

$32,116,663	$838,964,817	$357,426,365	$588,320,939	$681,097,380	$357,415,802	$104,159,139
—	—	—	—	—	—	1,720,617,862
32,116,663	838,964,817	357,426,365	588,320,939	681,097,380	357,415,802	1,824,777,001
600	139,117	135,640	—	7,710	25	—
22	232,218	1,118,504	2,172,522	—	—	—
13,203	18,355	—	—	12,741	12,088	—

186,075	5,569,833	804,266	498,819	90,581	422,222	454,241
43,283	518,045	474,353	1,255,511	3,761,961	5,257,419	1,674,448
—	1,577,776	—	—	—	4,836,861	—
12,183	—	—	—	—	—	—
5,535	244,299	79,994	1,679,196	385	—	—
32,377,564	847,264,460	360,039,122	593,926,987	684,970,758	367,944,417	1,826,905,690

—	—	—	—	876,618	—	—

—	352,811	48,991	558,141	6,778	3,398,911	578,139
60,458	1,676,490	3,024,420	1,829,485	2,000,938	10,722,188	16,699,609
—	—	—	—	3,407	247,452	—

18,942	531,166	157,294	262,800	222,296	146,059	73,448
146	31,924	21,820	16,733	1,146	37,145	293,498
27	612	—	—	1,388	1,180	—
3,542	104,189	—	—	2,460	66,087	—

1,267	—	—	—	—	—	—
2,207	4,848	—	—	14,446	7,357	—
26,279	25,978	—	—	27,158	24,452	—
666	18,175	—	—	15,987	14,809	—
113,534	2,746,193	3,252,525	2,667,159	3,172,622	14,665,640	17,644,694
$32,264,030	$844,518,267	$356,786,597	$591,259,828	$681,798,136	$353,278,777	$1,809,260,996

107	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Statements of Assets and Liabilities (Unaudited), continued

	Large Cap Fund	Small Cap Fund	ESG Beta Quality Fund	ESG Beta Dividend Fund
NET ASSETS REPRESENTED BY:
Paid in Capital	$509,212,137	$412,216,662	$131,962,801	$94,589,986
Total distributable earnings	164,680,601	33,799,818	92,042,714	35,390,295
NET ASSETS	$673,892,738	$446,016,480	$224,005,515	$129,980,281

Investor Class
Net assets	$2,227,883	$115,225,268	$151,413,069	$2,331,317
Capital Shares Outstanding (unlimited/authorized)	236,473	8,247,233	7,595,386	192,792
Net asset value per share	$9.42	$13.97	$19.93	$12.09
Class A
Net assets		$13,251,407	$6,146,485
Capital Shares Outstanding (unlimited/authorized)		950,990	309,196
Net asset value per share		$13.93	$19.88
Institutional Class
Net assets	$671,664,855	$317,539,805	$66,445,961	$127,648,964
Capital Shares Outstanding (unlimited/authorized)	71,209,643	22,525,802	3,236,739	10,533,794
Net asset value per share	$9.43	$14.10	$20.53	$12.12

SEE NOTES TO FINANCIAL STATEMENTS	108

June 30, 2019

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	EAFE ESG Leaders Index Fund	Core Bond Fund	High Yield Bond Fund	Balanced Fund

$28,165,987	$715,802,591	$312,741,113	$567,763,062	$672,679,395	$415,757,272	$1,521,182,703
4,098,043	128,715,676	44,045,484	23,496,766	9,118,741	(62,478,495)	288,078,293
$32,264,030	$844,518,267	$356,786,597	$591,259,828	$681,798,136	$353,278,777	$1,809,260,996

$936,087	$145,883,804	$107,634,849	$81,729,133	$5,658,352	$176,694,558	$1,444,049,420
81,526	9,199,949	4,186,170	9,200,822	554,562	26,536,584	61,549,546
$11.48	$15.86	$25.71	$8.88	$10.20	$6.66	$23.46

	$13,192,915				$5,861,571
	833,337				878,889
	$15.83				$6.67

$31,327,943	$685,441,548	$249,151,748	$509,530,695	$676,139,784	$170,722,648	$365,211,576
2,728,305	42,937,550	9,642,704	58,518,836	66,253,677	25,735,097	15,320,190
$11.48	$15.96	$25.84	$8.71	$10.21	$6.63	$23.84

109	SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended June 30, 2019

Statements of Operations (Unaudited)

	Large Cap Fund	Small Cap Fund	ESG Beta Quality Fund	ESG Beta Dividend Fund
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $0; $17,785; $273; $0; $25,731; $778,060; $395,420; $1,380,415; $0; $0 and $0 respectively)	$5,230,273	$6,544,291	$2,468,832	$1,864,665
Dividends from affiliate - Note C	—	—	—	—
Interest	180,767	182,945	18,732	12,876
Income from securities lending - Note A	115,851	18,234	8,907	7,998
Other income - Note B	—	—	—	—
Total Income	5,526,891	6,745,470	2,496,471	1,885,539

Expenses
Investment advisory fees - Note B	2,097,675	1,670,665	693,329	415,171
Distribution expenses - Individual Investor (Note B)	2,708	149,106	182,213	2,602
Distribution expenses - Class A (Note B)	—	16,468	7,418	—
Transfer agent fees - Note A	8,474	326,204	—	—
Printing and other shareholder communication fees	1,709	35,573	—	—
Custodian fees	27,024	36,018	—	—
Legal fees and related expenses	43,896	39,079	—	—
Trustees’ fees and expenses - Note B	29,368	27,217	—	—
Compliance expense	7,287	7,039	—	—
Audit fees	23,341	23,145	—	—
Registration fees	21,820	39,365	—	—
Other expenses	12,461	11,870	—	—
Total Expenses	2,275,763	2,381,749	882,960	417,773
Less: Advisory fee waiver - Note B	—	—	—	—
Expenses assumed by Adviser - Note B	—	—	—	—
Net expenses	2,275,763	2,381,749	882,960	417,773
Net investment income	3,251,128	4,363,721	1,613,511	1,467,766
REALIZED AND UNREALIZED GAIN (LOSS) - Notes A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers	20,800,141	5,691,958	1,059,555	2,300,070
Investment in affiliated issuers	—	—	—	—
Foreign currency transactions	—	(712)	—	—
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	86,113,610	64,480,390	27,053,399	13,377,967
Investment in affiliated issuers	—	—	—	—
Foreign currency translation	—	8	46	—
Net realized and unrealized gain (loss)
on investments and foreign currency	106,913,751	70,171,644	28,113,000	15,678,037

Net increase in net assets resulting from operations	$110,164,879	$74,535,365	$29,726,511	$17,145,803

SEE NOTES TO FINANCIAL STATEMENTS	110

For the Period Ended June 30, 2019

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	EAFE ESG Leaders Index Fund	Core Bond Fund	High Yield Bond Fund	Balanced Fund

$258,576	$8,842,647	$5,392,769	$12,399,788	$84,878	$76,765	$—
—	—	—	—	—	—	16,925,348
5,583	276,842	7,813	17,085	10,412,173	11,366,554	371,085
—	—	7,929	—	4,632	—	—
600	98,708	—	—	26	115	—
264,759	9,218,197	5,408,511	12,416,873	10,501,709	11,443,434	17,296,433

114,380	2,935,183	856,062	1,548,537	1,334,462	941,479	439,905
500	168,457	124,026	100,703	6,175	210,257	1,743,314
—	16,408	—	—	—	7,372	—
—	342,848	—	—	7,963	188,784	—
2,050	22,507	—	—	3,057	27,564	—
10,658	74,526	—	—	49,337	39,881	—
16,122	45,188	—	—	45,183	33,687	—
13,071	30,186	—	—	29,906	22,326	—
6,179	7,374	—	—	7,342	6,810	—
17,984	25,977	—	—	27,158	24,452	—
21,591	42,242	—	—	21,780	35,660	—
1,058	12,747	—	—	12,362	7,585	—
203,593	3,723,643	980,088	1,649,240	1,544,725	1,545,857	2,183,219
(8,334)	—	—	—	—	—	—
(62,979)	—	—	—	—	—	—
132,280	3,723,643	980,088	1,649,240	1,544,725	1,545,857	2,183,219
132,479	5,494,554	4,428,423	10,767,633	8,956,984	9,897,577	15,113,214

411,061	5,206,982	2,699,545	(2,736,353)	(320,812)	(8,662,566)	—
—	—	—	—	—	—	(38,842)
(2,561)	(104,785)	(27,156)	(25,264)	—	—	—

5,863,838	119,948,712	42,330,063	63,557,165	29,395,772	32,220,595	—
—	—	—	—	—	—	190,686,610
(41)	(65)	1,667	25,802	—	—	—

6,272,297	125,050,844	45,004,119	60,821,350	29,074,960	23,558,029	190,647,768

$6,404,776	$130,545,398	$49,432,542	$71,588,983	$38,031,944	$33,455,606	$205,760,982

111	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Large Cap Fund
	(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18
Increase (Decrease) in Net Assets
Operations
Investment income, net	$3,251,128	$5,956,816
Net realized gain (loss) on investments and foreign currency transactions	20,800,141	93,935,443
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	86,113,610	(123,969,436)
Net increase (decrease) in net assets resulting from operations	110,164,879	(24,077,177)
Total distributions to shareholders	(3,294,650)	(121,477,531)
From capital share transactions:
Investor Class
Proceeds from shares sold	374,587	1,854,205
Proceeds from reinvestment of distributions	8,011	378,040
Cost of shares redeemed	(483,925)	(469,237)
Net increase (decrease) from Individual Investor Class transactions	(101,327)	1,763,008
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase from Class A transactions
Institutional Class
Proceeds from shares sold	502,736	2,183,271
Proceeds from reinvestment of distributions	3,277,274	120,740,909
Cost of shares redeemed	(29,295,002)	(105,880,616)
Net increase (decrease) from Institutional Class transactions	(25,514,992)	17,043,564
Net increase (decrease) from capital share transactions	(25,616,319)	18,806,572
Net increase (decrease) in net assets	81,253,910	(126,748,136)
Net assets
Beginning of period	592,638,828	719,386,964
End of period	$673,892,738	$592,638,828

Shares of Beneficial Interest:
Investor Class
Shares sold	41,714	168,351
Shares issued in reinvestment of distributions	848	48,165
Shares redeemed	(53,888)	(43,179)
Net increase (decrease) in shares outstanding	(11,326)	173,337

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase in shares outstanding

Institutional Class
Shares sold	55,525	202,368
Shares issued in reinvestment of distributions	346,069	15,305,123
Shares redeemed	(3,213,446)	(9,495,832)
Net increase (decrease) in shares outstanding	(2,811,852)	6,011,659

SEE NOTES TO FINANCIAL STATEMENTS	112

Small Cap Fund		ESG Beta Quality Fund
(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18	(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18

$4,363,721	$1,629,715	$1,613,511	$3,528,050
5,691,246	38,085,766	1,059,555	10,225,979
64,480,398	(143,894,122)	27,053,445	(22,506,699)
74,535,365	(104,178,641)	29,726,511	(8,752,670)
(4,192,300)	(63,093,193)	(1,772,992)	(14,594,985)

8,017,936	27,143,565	4,329,813	6,906,257
1,017,639	14,901,248	1,127,748	9,849,538
(29,158,808)	(106,433,647)	(7,718,722)	(30,715,552)
(20,123,233)	(64,388,834)	(2,261,161)	(13,959,757)

1,087,974	2,726,982	140,131	871,385
110,555	1,457,637	45,137	385,235
(2,203,084)	(14,876,475)	(241,075)	(765,281)
(1,004,555)	(10,691,856)	(55,807)	491,339

77,539,841	208,965,645	9,488,270	23,489,257
2,285,599	35,907,879	528,064	3,905,430
(129,618,864)	(387,138,870)	(5,630,573)	(9,238,350)
(49,793,424)	(142,265,346)	4,385,761	18,156,337
(70,921,212)	(217,346,036)	2,068,793	4,687,919
(578,147)	(384,617,870)	30,022,312	(18,659,736)

446,594,627	831,212,497	193,983,203	212,642,939
$446,016,480	$446,594,627	$224,005,515	$193,983,203

598,478	1,712,488	224,257	346,520
73,054	1,268,191	56,191	566,137
(2,156,620)	(6,855,862)	(400,602)	(1,524,943)
(1,485,088)	(3,875,183)	(120,154)	(612,286)

80,868	170,581	7,433	43,454
7,959	124,372	2,256	22,231
(163,797)	(923,444)	(12,269)	(38,407)
(74,970)	(628,491)	(2,580)	27,278

5,717,847	13,248,223	475,999	1,132,971
162,691	3,027,646	25,560	218,111
(9,552,025)	(25,209,722)	(282,803)	(460,144)
(3,671,487)	(8,933,853)	218,756	890,938

113	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	ESG Beta Dividend Fund
	(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18
Increase (Decrease) in Net Assets
Operations
Investment income, net	$1,467,766	$3,128,795
Net realized gain (loss) on investments and foreign currency transactions	2,300,070	1,471,924
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	13,377,967	(9,179,815)
Net increase (decrease) in net assets resulting from operations	17,145,803	(4,579,096)
Total distributions to shareholders	(1,355,351)	(4,474,817)
From capital share transactions:
Investor Class
Proceeds from shares sold	584,328	2,109,381
Proceeds from reinvestment of distributions	20,173	49,133
Cost of shares redeemed	(375,301)	(424,469)
Net increase (decrease) from Individual Investor Class transactions	229,200	1,734,045
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase from Class A transactions
Institutional Class
Proceeds from shares sold	440,752	574,498
Proceeds from reinvestment of distributions	1,334,356	4,423,030
Cost of shares redeemed	(5,022,205)	(30,001,142)
Net increase (decrease) from Institutional Class transactions	(3,247,097)	(25,003,614)
Net increase (decrease) from capital share transactions	(3,017,897)	(23,269,569)
Net increase (decrease) in net assets	12,772,555	(32,323,482)
Net assets
Beginning of period	117,207,726	149,531,208
End of period	$129,980,281	$117,207,726

Shares of Beneficial Interest:
Investor Class
Shares sold	49,481	176,903
Shares issued in reinvestment of distributions	1,656	4,635
Shares redeemed	(31,790)	(38,775)
Net increase (decrease) in shares outstanding	19,347	142,763

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase in shares outstanding

Institutional Class
Shares sold	37,676	49,024
Shares issued in reinvestment of distributions	109,373	407,811
Shares redeemed	(431,094)	(2,607,666)
Net increase (decrease) in shares outstanding	(284,045)	(2,150,831)

[1]	Commencement of Operations on June 27, 2018.

SEE NOTES TO FINANCIAL STATEMENTS	114

Global Opportunities Fund		Global Environmental Markets Fund		Global Women’s Leadership Fund
(Unaudited) Period Ended 6/30/19	Period Ended 12/31/18[1]	(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18	(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18

$132,479	$1,560	$5,494,554	$7,180,029	$4,428,423	$4,594,621
408,500	(137,157)	5,102,197	3,467,341	2,672,389	4,543,929
5,863,797	(2,081,324)	119,948,647	(115,307,007)	42,331,730	(30,295,038)
6,404,776	(2,216,921)	130,545,398	(104,659,637)	49,432,542	(21,156,488)
(103,124)	—	(5,117,157)	(24,601,219)	(4,376,219)	(11,244,598)

810,639	134,696	15,480,843	24,299,647	15,426,773	27,719,215
2,027	—	708,271	4,435,239	1,186,366	3,913,444
(78,305)	(30)	(12,555,970)	(38,687,270)	(10,504,464)	(21,848,645)
734,361	134,666	3,633,144	(9,952,384)	6,108,675	9,784,014

		721,557	4,306,843
		56,041	456,482
		(2,729,473)	(4,617,110)
		(1,951,875)	146,215

187,238	27,024,652	158,505,207	263,433,141	69,677,945	94,660,752
98,865	—	3,892,693	17,446,839	2,720,608	6,036,396
(483)	—	(36,089,575)	(160,411,403)	(10,463,665)	(16,544,918)
285,620	27,024,652	126,308,325	120,468,577	61,934,888	84,152,230
1,019,981	27,159,318	127,989,594	110,662,408	68,043,563	93,936,244
7,321,633	24,942,397	253,417,835	(18,598,448)	113,099,886	61,535,158

24,942,397	—	591,100,432	609,698,880	243,686,711	182,151,553
$32,264,030	$24,942,397	$844,518,267	$591,100,432	$356,786,597	$243,686,711

74,855	13,741	1,030,937	1,570,344	624,912	1,104,657
177	—	44,799	328,674	45,859	173,919
(7,244)	(3)	(836,480)	(2,518,707)	(423,551)	(870,126)
67,788	13,738	239,256	(619,689)	247,220	408,450

		48,123	273,883
		3,549	33,851
		(181,408)	(300,947)
		(129,736)	6,787

17,236	2,702,469	10,710,720	16,808,306	2,860,115	3,776,638
8,642	—	244,516	1,283,472	104,679	268,772
(42)	—	(2,389,410)	(10,844,638)	(417,693)	(682,478)
25,836	2,702,469	8,565,826	7,247,140	2,547,101	3,362,932

115	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	EAFE ESG Leaders Index Fund
	(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18
Increase (Decrease) in Net Assets
Operations
Investment income, net	$10,767,633	$16,417,367
Net realized gain (loss) on investments and foreign currency transactions	(2,761,617)	(13,512,247)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	63,582,967	(88,136,375)
Net increase (decrease) in net assets resulting from operations	71,588,983	(85,231,255)
Total distributions to shareholders	(10,670,184)	(15,419,557)
From capital share transactions:
Investor Class
Proceeds from shares sold	9,567,415	27,995,455
Proceeds from reinvestment of distributions	1,277,591	1,866,131
Cost of shares redeemed	(15,907,846)	(61,228,193)
Net increase (decrease) from Individual Investor Class transactions	(5,062,840)	(31,366,607)
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase from Class A transactions
Institutional Class
Proceeds from shares sold	68,129,208	198,395,377
Proceeds from reinvestment of distributions	8,777,984	12,477,288
Cost of shares redeemed	(57,290,245)	(247,192,450)
Net increase (decrease) from Institutional Class transactions	19,616,947	(36,319,785)
Net increase (decrease) from capital share transactions	14,554,107	(67,686,392)
Net increase (decrease) in net assets	75,472,906	(168,337,204)
Net assets
Beginning of period	515,786,922	684,124,126
End of period	$591,259,828	$515,786,922

Shares of Beneficial Interest:
Investor Class
Shares sold	1,117,977	3,063,037
Shares issued in reinvestment of distributions	143,873	214,296
Shares redeemed	(1,855,263)	(6,705,211)
Net increase (decrease) in shares outstanding	(593,413)	(3,427,878)

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase in shares outstanding

Institutional Class
Shares sold	8,133,684	22,282,794
Shares issued in reinvestment of distributions	1,008,964	1,467,047
Shares redeemed	(6,791,292)	(28,565,934)
Net increase (decrease) in shares outstanding	2,351,356	(4,816,093)

SEE NOTES TO FINANCIAL STATEMENTS	116

Core Bond Fund		High Yield Bond Fund		Balanced Fund
(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18	(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18	(Unaudited) Period Ended 6/30/19	Year Ended 12/31/18

$8,956,984	$17,146,769	$9,897,577	$19,951,720	$15,113,214	$27,923,855
(320,812)	(8,889,342)	(8,662,566)	(7,322,455)	(38,842)	136,089,940
29,395,772	(8,759,690)	32,220,595	(23,448,233)	190,686,610	(236,378,335)
38,031,944	(502,263)	33,455,606	(10,818,968)	205,760,982	(72,364,540)
(9,267,551)	(18,085,574)	(9,905,960)	(19,943,186)	(22,543,661)	(49,897,585)

1,618,961	2,631,988	18,273,527	33,908,204	29,613,994	77,259,243
61,543	79,120	4,073,202	8,745,497	16,999,291	36,965,250
(520,239)	(1,320,396)	(19,119,370)	(67,312,690)	(71,594,817)	(192,583,681)
1,160,265	1,390,712	3,227,359	(24,658,989)	(24,981,532)	(78,359,188)

		249,683	1,867,173
		145,074	294,312
		(651,784)	(1,738,221)
		(257,027)	423,264

1,432,511	821,250	46,711,521	46,486,488	24,120,403	76,179,161
9,186,559	17,970,721	4,037,112	7,390,756	4,415,146	10,559,398
(45,224,097)	(15,135,419)	(80,911,439)	(55,263,696)	(67,171,067)	(198,822,395)
(34,605,027)	3,656,552	(30,162,806)	(1,386,452)	(38,635,518)	(112,083,836)
(33,444,762)	5,047,264	(27,192,474)	(25,622,177)	(63,617,050)	(190,443,024)
(4,680,369)	(13,540,573)	(3,642,828)	(56,384,331)	119,600,271	(312,705,149)

686,478,505	700,019,078	356,921,605	413,305,936	1,689,660,725	2,002,365,874
$681,798,136	$686,478,505	$353,278,777	$356,921,605	$1,809,260,996	$1,689,660,725

162,759	269,286	2,785,681	5,131,750	1,302,910	3,426,578
6,151	8,114	619,714	1,331,014	729,583	1,689,865
(51,835)	(135,570)	(2,917,700)	(10,216,674)	(3,138,283)	(8,481,918)
117,075	141,830	487,695	(3,753,910)	(1,105,790)	(3,365,475)

		38,119	281,595
		22,041	44,764
		(99,162)	(262,747)
		(39,002)	63,612

142,681	84,734	7,212,181	7,078,778	1,043,110	3,286,107
919,043	1,842,152	616,842	1,129,286	186,529	475,858
(4,574,429)	(1,574,756)	(12,328,403)	(8,417,614)	(2,909,730)	(8,758,108)
(3,512,705)	352,130	(4,499,380)	(209,550)	(1,680,091)	(4,996,143)

117	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Financial Highlights
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Large Cap Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$7.97	$0.03		$1.46	$1.49	$0.04	$—
Year Ended December 31, 2018	10.56	0.07		(0.63)	(0.56)	0.07	1.96
Year Ended December 31, 2017	9.91	0.09		1.95	2.04	0.09	1.30
Period Ended December 31, 2016[5]	10.00	—		(0.08)	(0.08)	0.01	—
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$7.98	$0.04		$1.46	$1.50	$0.05	$—
Year Ended December 31, 2018	10.57	0.10		(0.63)	(0.53)	0.10	1.96
Year Ended December 31, 2017	9.91	0.10		1.97	2.07	0.11	1.30
Period Ended December 31, 2016[5]	10.00	0.01		(0.09)	(0.08)	0.01	—

Small Cap Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$12.01	$0.13		$1.96	$2.09	$0.13	$—
Year Ended December 31, 2018	16.41	0.00	[7]	(2.64)	(2.64)	0.00	1.76
Year Ended December 31, 2017	15.34	0.03		1.30	1.33	0.02	0.24
Year Ended December 31, 2016	13.30	0.12		2.26	2.38	0.10	0.24
Year Ended December 31, 2015	13.92	0.03		(0.56)	(0.53)	0.02	0.07
Year Ended December 31, 2014	13.58	0.12		0.83	0.95	0.10	0.51
Class A
Period Ended June 30, 2019 (Unaudited)	$11.98	$0.12		$1.96	$2.08	$0.13	$—
Year Ended December 31, 2018	16.38	0.00	[7]	(2.63)	(2.63)	0.01	1.76
Year Ended December 31, 2017	15.31	0.03		1.30	1.33	0.02	0.24
Year Ended December 31, 2016	13.28	0.12		2.25	2.37	0.10	0.24
Year Ended December 31, 2015	13.90	0.03		(0.56)	(0.53)	0.02	0.07
Year Ended December 31, 2014	13.56	0.13		0.83	0.96	0.11	0.51
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$12.12	$0.13		$2.00	$2.13	$0.15	$—
Year Ended December 31, 2018	16.53	0.05		(2.67)	(2.62)	0.03	1.76
Year Ended December 31, 2017	15.44	0.07		1.32	1.39	0.06	0.24
Year Ended December 31, 2016	13.38	0.16		2.27	2.43	0.13	0.24
Year Ended December 31, 2015	14.00	0.06		(0.56)	(0.50)	0.05	0.07
Year Ended December 31, 2014	13.65	0.16		0.83	0.99	0.13	0.51

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS	118

June 30, 2019

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.04	$9.42	18.64%	$2,228	0.95%	0.75%	0.95%	21%
2.03	7.97	(5.01%)	1,975	0.96%	0.67%	0.96%	54%
1.39	10.56	20.65%	786	0.95%	0.82%	0.95%	57%
0.01	9.91	(0.83%)	1	0.96%	1.06%	0.96%	3%[6]

$0.05	$9.43	18.75%	$671,665	0.70%	1.01%	0.70%	21%
2.06	7.98	(4.79%)	590,664	0.70%	0.85%	0.70%	54%
1.41	10.57	20.96%	718,601	0.70%	0.94%	0.70%	57%
0.01	9.91	(0.83%)	789,950	0.71%	1.31%	0.71%	3%[6]

$0.13	$13.97	17.41%	$115,225	1.24%	1.88%	1.24%	33%
1.76	12.01	(15.80%)	116,887	1.18%	0.03%	1.18%	57%
0.26	16.41	8.77%	223,360	1.19%	0.18%	1.19%	56%
0.34	15.34	17.90%	272,159	1.19%	0.82%	1.19%	49%
0.09	13.30	(3.85%)	216,844	1.22%	0.20%	1.23%	48%
0.61	13.92	7.06%	103,508	1.24%	0.88%	1.37%	167%

$0.13	$13.93	17.37%	$13,251	1.24%	1.99%	1.24%	33%
1.77	11.98	(15.82%)	12,290	1.18%	0.02%	1.18%	57%
0.26	16.38	8.80%	27,100	1.19%	0.19%	1.19%	56%
0.34	15.31	17.85%	39,477	1.19%	0.84%	1.19%	49%
0.09	13.28	(3.87%)	28,394	1.22%	0.19%	1.23%	48%
0.62	13.90	7.10%	19,698	1.24%	0.91%	1.37%	167%

$0.15	$14.10	17.55%	$317,540	1.00%	1.87%	1.00%	33%
1.79	12.12	(15.59%)	317,417	0.93%	0.29%	0.93%	57%
0.30	16.53	9.10%	580,752	0.95%	0.45%	0.95%	56%
0.37	15.44	18.17%	482,315	0.94%	1.14%	0.94%	49%
0.12	13.38	(3.62%)	260,786	0.97%	0.44%	0.98%	48%
0.64	14.00	7.31%	77,469	0.99%	1.14%	1.11%	167%

[5]	Per share data is reflected from the Fund’s inception date of December 16, 2016.
[6]	For purposes of calculating the turnover ratio for the Large Cap Fund, transactions related to an in-kind subscription have been excluded.
[7]	Rounds to less than $.01

119	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
ESG Beta Quality Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$17.42	$0.14	$2.52	$2.66	$0.15	$—
Year Ended December 31, 2018	19.69	0.32	(1.20)	(0.88)	0.32	1.07
Year Ended December 31, 2017	16.90	0.23	3.45	3.68	0.23	0.66
Year Ended December 31, 2016	17.55	0.16	0.95	1.11	0.16	1.60
Year Ended December 31, 2015	18.26	0.03	0.38	0.41	0.03	1.09
Year Ended December 31, 2014	17.08	0.12	1.87	1.99	0.11	0.70
Class A
Period Ended June 30, 2019 (Unaudited)	$17.38	$0.14	$2.51	$2.65	$0.15	$—
Year Ended December 31, 2018	19.65	0.32	(1.20)	(0.88)	0.32	1.07
Year Ended December 31, 2017	16.86	0.23	3.45	3.68	0.23	0.66
Year Ended December 31, 2016	17.52	0.17	0.93	1.10	0.16	1.60
Year Ended December 31, 2015	18.23	0.04	0.38	0.42	0.04	1.09
Year Ended December 31, 2014	17.06	0.08	1.91	1.99	0.12	0.70
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$17.94	$0.17	$2.60	$2.77	$0.18	$—
Year Ended December 31, 2018	20.23	0.38	(1.23)	(0.85)	0.37	1.07
Year Ended December 31, 2017	17.34	0.28	3.55	3.83	0.28	0.66
Year Ended December 31, 2016	17.97	0.19	0.99	1.18	0.21	1.60
Year Ended December 31, 2015	18.66	0.08	0.39	0.47	0.07	1.09
Year Ended December 31, 2014	17.44	0.16	1.91	2.07	0.15	0.70

ESG Beta Dividend Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$10.64	$0.12	$1.44	$1.56	$0.11	$—
Year Ended December 31, 2018	11.50	0.24	(0.73)	(0.49)	0.24	0.13
Year Ended December 31, 2017	9.86	0.22	1.67	1.89	0.23	0.02
Period Ended December 31, 2016[5]	9.96	0.01	(0.10)	(0.09)	0.01	—
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$10.66	$0.13	$1.46	$1.59	$0.13	$—
Year Ended December 31, 2018	11.50	0.26	(0.70)	(0.44)	0.27	0.13
Year Ended December 31, 2017	9.86	0.24	1.67	1.91	0.25	0.02
Period Ended December 31, 2016[5]	9.96	0.01	(0.10)	(0.09)	0.01	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS	120

June 30, 2019

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.15	$19.93	15.28%	$151,413	0.90%	1.44%	0.90%	26%
1.39	17.42	(4.43%)	134,435	0.90%	1.59%	0.90%	55%
0.89	19.69	21.89%	164,016	0.90%	1.25%	0.90%	36%
1.76	16.90	6.26%	161,041	1.07%	0.93%	1.09%	80%
1.12	17.55	2.20%	161,334	1.24%	0.18%	1.28%	26%
0.81	18.26	11.66%	159,794	1.26%	0.69%	1.32%	29%

$0.15	$19.88	15.26%	$6,146	0.90%	1.44%	0.90%	26%
1.39	17.38	(4.43%)	5,417	0.90%	1.59%	0.90%	55%
0.89	19.65	21.96%	5,589	0.90%	1.25%	0.90%	36%
1.76	16.86	6.24%	4,296	1.06%	0.96%	1.09%	80%
1.13	17.52	2.24%	3,251	1.24%	0.20%	1.28%	26%
0.82	18.23	11.68%	1,729	1.26%	0.47%	1.33%	29%

$0.18	$20.53	15.41%	$66,446	0.65%	1.69%	0.65%	26%
1.44	17.94	(4.16%)	54,131	0.65%	1.84%	0.65%	55%
0.94	20.23	22.22%	43,038	0.65%	1.48%	0.65%	36%
1.81	17.34	6.49%	27,580	0.84%	1.08%	0.84%	80%
1.16	17.97	2.50%	38,741	0.99%	0.44%	1.03%	26%
0.85	18.66	11.91%	37,629	1.01%	0.91%	1.07%	29%

$0.11	$12.09	14.70%	$2,331	0.90%	2.06%	0.90%	30%
0.37	10.64	(4.21%)	1,846	0.90%	2.11%	0.90%	52%
0.25	11.50	19.24%	353	0.90%	2.10%	0.90%	31%
0.01	9.86	(0.89%)	10	0.90%	1.93%	0.90%	0%[6]

$0.13	$12.12	14.89%	$127,649	0.65%	2.30%	0.65%	30%
0.40	10.66	(3.84%)	115,362	0.65%	2.24%	0.65%	52%
0.27	11.50	19.44%	149,178	0.65%	2.31%	0.65%	31%
0.01	9.86	(0.89%)	136,601	0.65%	2.18%	0.65%	0%[6]

[4]	Not annualized
[5]	Per share data is reflected from the Fund’s inception date of December 16, 2016.
[6]	For purposes of calculating the turnover ratio for ESG Beta Dividend Fund, transactions related to an in-kind subscription have been excluded.

121	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Opportunities Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$9.18	$0.06		$2.27	$2.33	$0.03	$—
Period Ended December 31, 2018[5]	10.00	(0.01)		(0.81)	(0.82)	—	—
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$9.18	$0.05		$2.29	$2.34	$0.04	$—
Period Ended December 31, 2018[5]	10.00	0.00	[6]	(0.82)	(0.82)	—	—

Global Environmental Markets Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$13.28	$0.09		$2.57	$2.66	$0.08	$—
Year Ended December 31, 2018	16.11	0.13		(2.43)	(2.30)	0.12	0.41
Year Ended December 31, 2017	13.16	0.07		3.40	3.47	0.05	0.47
Year Ended December 31, 2016	11.96	0.08		1.19	1.27	0.07	—
Year Ended December 31, 2015	12.25	0.04		(0.21)	(0.17)	0.04	0.08
Year Ended December 31, 2014	12.80	0.07		(0.42)	(0.35)	0.12	0.08
Class A
Period Ended June 30, 2019 (Unaudited)	$13.26	$0.09		$2.56	$2.65	$0.08	$—
Year Ended December 31, 2018	16.09	0.13		(2.43)	(2.30)	0.12	0.41
Year Ended December 31, 2017	13.14	0.07		3.40	3.47	0.05	0.47
Year Ended December 31, 2016	11.94	0.08		1.19	1.27	0.07	—
Year Ended December 31, 2015	12.23	0.04		(0.21)	(0.17)	0.04	0.08
Year Ended December 31, 2014	12.78	0.04		(0.38)	(0.34)	0.13	0.08
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$13.36	$0.12		$2.58	$2.70	$0.10	$—
Year Ended December 31, 2018	16.22	0.17		(2.46)	(2.29)	0.16	0.41
Year Ended December 31, 2017	13.24	0.10		3.44	3.54	0.09	0.47
Year Ended December 31, 2016	12.03	0.11		1.20	1.31	0.10	—
Year Ended December 31, 2015	12.31	0.07		(0.21)	(0.14)	0.06	0.08
Year Ended December 31, 2014	12.86	0.08		(0.40)	(0.32)	0.15	0.08

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS	122

June 30, 2019

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.03	$11.48	25.39%	$936	1.16%	1.12%	1.70%	9%
—	9.18	(8.20%)	126	1.16%	(0.14%)	2.06%	17%

$0.04	$11.48	25.46%	$31,328	0.92%	0.92%	1.42%	9%
—	9.18	(8.20%)	24,816	0.92%	0.01%	1.81%	17%

$0.08	$15.86	20.06%	$145,884	1.21%	1.28%	1.21%	6%
0.53	13.28	(14.31%)	118,980	1.22%	0.83%	1.24%	26%
0.52	16.11	26.42%	154,325	1.23%	0.46%	1.26%	18%
0.07	13.16	10.62%	122,610	1.29%	0.61%	1.34%	30%
0.12	11.96	(1.45%)	104,712	1.40%	0.31%	1.41%	22%
0.20	12.25	(2.78%)	96,255	1.40%	0.56%	1.46%	27%

$0.08	$15.83	20.01%	$13,193	1.21%	1.23%	1.21%	6%
0.53	13.26	(14.33%)	12,766	1.22%	0.86%	1.24%	26%
0.52	16.09	26.45%	15,383	1.23%	0.47%	1.26%	18%
0.07	13.14	10.62%	13,042	1.30%	0.63%	1.34%	30%
0.12	11.94	(1.44%)	13,330	1.40%	0.30%	1.41%	22%
0.21	12.23	(2.73%)	9,763	1.40%	0.31%	1.46%	27%

$0.10	$15.96	20.22%	$685,442	0.96%	1.55%	0.96%	6%
0.44	13.36	(14.17%)	459,354	0.97%	1.10%	0.99%	26%
0.56	16.22	26.79%	439,991	0.98%	0.67%	1.02%	18%
0.10	13.24	10.91%	209,759	1.04%	0.86%	1.09%	30%
0.14	12.03	(1.21%)	133,930	1.15%	0.55%	1.16%	22%
0.23	12.31	(2.53%)	87,605	1.15%	0.63%	1.21%	27%

[4]	Not annualized
[5]	Per share data is reflected from the Fund’s inception date of June 27, 2018.
[6]	Rounds to less than $0.01.

123	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Women’s Leadership Fund[5]
Investor Class
Period Ended June 30, 2019 (Unaudited)	$22.02	$0.32	$3.67	$3.99	$0.30	$—
Year Ended December 31, 2018	25.02	0.47	(2.39)	(1.92)	0.44	0.64
Year Ended December 31, 2017	20.56	0.39	4.69	5.08	0.36	0.26
Year Ended December 31, 2016	19.75	0.39	0.79	1.18	0.37	—
Year Ended December 31, 2015	20.43	0.33	(0.53)	(0.20)	0.32	0.16
Year Ended December 31, 2014	21.78	0.47	0.84	1.31	0.45	2.21
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$22.12	$0.36	$3.69	$4.05	$0.33	$—
Year Ended December 31, 2018	25.13	0.53	(2.40)	(1.87)	0.50	0.64
Year Ended December 31, 2017	20.65	0.43	4.73	5.16	0.42	0.26
Year Ended December 31, 2016	19.83	0.42	0.82	1.24	0.42	—
Year Ended December 31, 2015	20.52	0.38	(0.54)	(0.16)	0.37	0.16
Year Ended December 31, 2014	21.86	0.39	0.99	1.38	0.51	2.21

EAFE ESG Leaders Index Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$7.95	$0.15	$0.93	$1.08	$0.15	$—
Year Ended December 31, 2018	9.36	0.22	(1.43)	(1.21)	0.20	—
Year Ended December 31, 2017	7.79	0.21	1.57	1.78	0.21	—
Year Ended December 31, 2016	8.13	0.20	(0.35)	(0.15)	0.19	—
Year Ended December 31, 2015	8.19	0.16	(0.08)	0.08	0.14	0.00	[9]
Period Ended December 31, 2014[6]	8.84	0.20	(0.70)	(0.50)	0.11	0.04
Institutional Class[7]
Period Ended June 30, 2019 (Unaudited)	$7.80	$0.16	$0.91	$1.07	$0.16	$—
Year Ended December 31, 2018	9.19	0.23	(1.40)	(1.17)	0.22	—
Year Ended December 31, 2017	7.65	0.21	1.56	1.77	0.23	—
Year Ended December 31, 2016	7.99	0.21	(0.34)	(0.13)	0.21	—
Year Ended December 31, 2015	8.05	0.18	(0.08)	0.10	0.16	0.00	[9]
Year Ended December 31, 2014	8.84	0.34	(0.80)	(0.46)	0.29	0.04

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized.
[5]

Effective June 4, 2014, the Global Women’s Index Fund acquired the assets of the Pax World Global Women’s Equality Fund, Pax World Global Women’s Equality Fund (the “Predecessor Fund”) is treated as the survivor of the Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for periods prior to June 4, 2014 is that of the Predecessor Fund. and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[6]	Per share data is reflected from class inception date of March 31, 2014
[7]

Pax MSCI International ESG Index Fund acquired the assets of Pax World International Fund, a series of Pax World Funds Series Trust I, and the assets of Pax MSCI EAFE ESG Index ETF, a series of Pax World Funds Trust II, on March 31, 2014 (the “Reorganizations”). Pax MSCI EAFE ESG Index ETF (the “Predecessor Fund”) is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, performance information shown for periods prior to the Reorganization is that of the Predecessor Fund. Per share data shown for

SEE NOTES TO FINANCIAL STATEMENTS	124

June 30, 2019

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.30	$25.71	18.12%	$107,635	0.80%	2.64%	0.80%	29%[8]
1.08	22.02	(7.74%)	86,727	0.81%	1.88%	0.83%	67%[8]
0.62	25.02	24.86%	88,332	0.90%	1.69%	0.90%	56%[8]
0.37	20.56	6.01%	72,771	0.92%	1.93%	0.92%	49%[8]
0.48	19.75	(1.08%)	64,587	0.98%	1.62%	0.98%	50%[8]
2.66	20.43	5.95%	55,548	1.09%	2.13%	1.22%	134%[8]

$0.33	$25.84	18.30%	$249,152	0.55%	2.94%	0.55%	29%[8]
1.14	22.12	(7.51%)	156,960	0.56%	2.09%	0.58%	67%[8]
0.68	25.13	25.14%	93,820	0.65%	1.84%	0.65%	56%[8]
0.42	20.65	6.30%	37,920	0.67%	2.09%	0.67%	49%[8]
0.53	19.83	(0.86%)	20,422	0.74%	1.85%	0.74%	50%[8]
2.72	20.52	6.21%	13,146	0.78%	1.73%	0.84%	134%[8]

$0.15	$8.88	13.59%	$81,729	0.80%	3.58%	0.80%	12%[10]
0.20	7.95	(13.15%)	77,880	0.80%	2.46%	0.80%	30%[10]
0.21	9.36	23.01%	123,776	0.80%	2.38%	0.80%	42%[10]
0.19	7.79	(1.85%)	97,924	0.80%	2.55%	0.80%	44%[10]
0.14	8.13	0.91%	67,823	0.80%	1.94%	0.80%	86%[10]
0.15	8.19	(5.75%)	37,603	0.80%	2.27%	0.80%	36%[10,11]

$0.16	$8.71	13.73%	$509,531	0.55%	3.86%	0.55%	12%[10]
0.22	7.80	(12.90%)	437,907	0.55%	2.55%	0.55%	30%[10]
0.23	9.19	23.34%	560,348	0.55%	2.47%	0.55%	42%[10]
0.21	7.65	(1.63%)	402,694	0.55%	2.76%	0.55%	44%[10]
0.16	7.99	1.16%	324,651	0.55%	2.13%	0.55%	86%[10]
0.33	8.05	(5.49%)	89,098	0.55%	3.91%	0.55%	36%[10,11]

periods prior to the Reorganization has been restated to reflect the share conversion that occurred upon completion of the Reorganizations.

[8]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Leadership Fund utilizes one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 3% for the period ended June 30, 2019, 47% for the year ended December 31, 2018, 25% for the year ended December 31, 2017, 21% for the year ended December 31, 2016, 25% for the year ended December 31, 2015, and 99% for the year ended December 31, 2014.

[9]	Rounds to less than $0.01
[10]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the ESG Leaders Index Fund utilizes one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 6% for the period ended June 30, 2019, 18% for the year ended December 31, 2018, 16% for the year ended December 31, 2017, 10% for the year ended December 31, 2016, 8% for the year ended December 31, 2015, and 15% for the year ended December 31, 2014.

[11]	For purposes of calculating turnover ratio for the ESG Leaders Index Fund, transactions related to the Reorganization have been excluded.

125	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Core Bond Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$9.78	$0.12	$0.43	$0.55	$0.13	$—
Year Ended December 31, 2018	10.04	0.22	(0.25)	(0.03)	0.23	—
Year Ended December 31, 2017	10.01	0.21	0.04	0.25	0.21	0.01
Period Ended December 31, 2016[5]	9.93	0.01	0.08	0.09	0.01	—
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$9.78	$0.13	$0.44	$0.57	$0.14	$—
Year Ended December 31, 2018	10.04	0.24	(0.24)	—	0.26	—
Year Ended December 31, 2017	10.01	0.24	0.04	0.28	0.24	0.01
Period Ended December 31, 2016[5]	9.93	0.01	0.08	0.09	0.01	—

High Yield Bond Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$6.25	$0.17	$0.41	$0.58	$0.17	$—
Year Ended December 31, 2018	6.78	0.33	(0.53)	(0.20)	0.33	—
Year Ended December 31, 2017	6.71	0.35	0.07	0.42	0.35	—
Year Ended December 31, 2016	6.25	0.38	0.45	0.83	0.37	—
Year Ended December 31, 2015	7.03	0.40	(0.78)	(0.38)	0.40	—
Year Ended December 31, 2014	7.57	0.44	(0.53)	(0.09)	0.44	0.01
Class A
Period Ended June 30, 2019 (Unaudited)	$6.26	$0.17	$0.41	$0.58	$0.17	$—
Year Ended December 31, 2018	6.79	0.33	(0.53)	(0.20)	0.33	—
Year Ended December 31, 2017	6.72	0.35	0.07	0.42	0.35	—
Year Ended December 31, 2016	6.26	0.38	0.45	0.83	0.37	—
Year Ended December 31, 2015	7.04	0.40	(0.78)	(0.38)	0.40	—
Year Ended December 31, 2014	7.57	0.43	(0.51)	(0.08)	0.44	0.01
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$6.23	$0.17	$0.40	$0.57	$0.17	$—
Year Ended December 31, 2018	6.75	0.35	(0.52)	(0.17)	0.35	—
Year Ended December 31, 2017	6.68	0.36	0.08	0.44	0.37	—
Year Ended December 31, 2016	6.23	0.39	0.45	0.84	0.39	—
Year Ended December 31, 2015	7.01	0.42	(0.78)	(0.36)	0.42	—
Year Ended December 31, 2014	7.54	0.46	(0.52)	(0.06)	0.46	0.01

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized
[5]	Per share data is reflected from the Fund’s inception date of December 16, 2016.

SEE NOTES TO FINANCIAL STATEMENTS	126

June 30, 2019

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.13	$10.20	5.61%	$5,658	0.71%	2.44%	0.71%	34%
0.23	9.78	(0.24%)	4,277	0.71%	2.23%	0.71%	62%
0.22	10.04	2.56%	2,969	0.71%	2.11%	0.71%	60%
0.01	10.01	0.87%	109	0.74%	1.99%	0.74%	1%[6]

$0.14	$10.21	5.84%	$676,140	0.46%	2.69%	0.46%	34%
0.26	9.78	0.01%	682,201	0.46%	2.50%	0.46%	62%
0.25	10.04	2.82%	697,050	0.46%	2.34%	0.46%	60%
0.01	10.01	0.93%	602,384	0.49%	2.23%	0.49%	1%[6]

$0.17	$6.66	9.29%	$176,695	0.96%	5.12%	0.96%	47%
0.33	6.25	(3.07%)	162,841	0.97%	5.01%	0.97%	57%
0.35	6.78	6.37%	201,953	0.99%	5.14%	0.99%	91%
0.37	6.71	13.81%	228,936	0.99%	5.90%	0.99%	111%
0.40	6.25	(5.74%)	242,038	0.96%	5.82%	0.96%	78%
0.45	7.03	(1.41%)[7]	351,180	0.98%	5.81%	0.98%	74%

$0.17	$6.67	9.28%	$5,862	0.96%	5.13%	0.96%	47%
0.33	6.26	(3.05%)	5,747	0.97%	5.01%	0.97%	57%
0.35	6.79	6.36%	5,798	0.99%	5.13%	0.99%	91%
0.37	6.72	13.80%	5,623	0.98%	5.88%	0.98%	111%
0.40	6.26	(5.73%)	5,923	0.96%	5.87%	0.96%	78%
0.45	7.04	(1.27%)[7]	3,061	0.98%	5.80%	0.98%	74%

$0.17	$6.63	9.28%	$170,723	0.70%	5.38%	0.70%	47%
0.35	6.23	(2.70%)	188,333	0.72%	5.26%	0.72%	57%
0.37	6.75	6.64%	205,555	0.74%	5.37%	0.74%	91%
0.39	6.68	13.96%	166,051	0.74%	6.15%	0.74%	111%
0.42	6.23	(5.54%)	162,425	0.71%	6.08%	0.71%	78%
0.47	7.01	(1.05%)[7]	201,435	0.73%	6.07%	0.73%	74%

[6]	For purposes of calculating the turnover rate for the Core Bond Fund, transactions related to an in-kind subscription have been excluded.
[7]

In 2014, the Investment Adviser reimbursed the Fund $90,278 for a realized loss incurred by the Fund due to a trading error. Before the reimbursement from Adviser for the loss on trading error, the difference in the total return for the year would have been less than 0.005% for each class of shares.

127	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Balanced Fund
Investor Class
Period Ended June 30, 2019 (Unaudited)	$21.14	$0.19	$2.42	$2.61	$0.29	$—
Year Ended December 31, 2018	22.66	0.33	(1.23)	(0.90)	0.47	0.15
Year Ended December 31, 2017	22.34	0.30	2.55	2.85	0.20	2.33
Year Ended December 31, 2016	21.76	0.29	0.97	1.26	0.29	0.39
Year Ended December 31, 2015	23.70	0.25	(0.37)	(0.12)	0.20	1.62
Year Ended December 31, 2014	24.47	0.23	1.72	1.95	0.22	2.50
Institutional Class
Period Ended June 30, 2019 (Unaudited)	$21.47	$0.22	$2.47	$2.69	$0.32	$—
Year Ended December 31, 2018	23.01	0.38	(1.24)	(0.86)	0.53	0.15
Year Ended December 31, 2017	22.63	0.41	2.53	2.94	0.23	2.33
Year Ended December 31, 2016	22.04	0.35	0.98	1.33	0.35	0.39
Year Ended December 31, 2015	23.97	0.32	(0.37)	(0.05)	0.26	1.62
Year Ended December 31, 2014	24.73	0.29	1.74	2.03	0.29	2.50

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS	128

June 30, 2019

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.29	$23.46	12.36%	$1,444,049	0.30%[5]	1.71%	0.30%[5]	4%
0.62	21.14	(4.08%)[6]	1,324,582	0.30%[5]	1.44%[6]	0.30%[5]	12%
2.53	22.66	13.16%	1,496,146	0.29%[5]	1.33%	0.30%[5]	14%
0.68	22.34	5.81%	1,596,717	0.77%	1.31%	0.87%	49%
1.82	21.76	(0.53%)	1,596,682	0.87%	1.08%	0.90%	61%
2.72	23.70	8.00%	1,740,414	0.91%	0.91%	0.92%	52%

$0.32	$23.84	12.54%	$365,212	0.05%[5]	1.87%	0.05%[5]	4%
0.68	21.47	(3.85%)[6]	365,079	0.05%[5]	1.64%[6]	0.05%[5]	12%
2.56	23.01	13.42%	506,220	0.04%[5]	1.79%	0.05%[5]	14%
0.74	22.63	6.06%	279,574	0.52%	1.56%	0.62%	49%
1.88	22.04	(0.23%)	256,640	0.62%	1.34%	0.65%	61%
2.79	23.97	8.21%	248,979	0.66%	1.16%	0.67%	52%

[5]

The expense ratio of the Balanced Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.60% for the period ended June 30, 2019, 0.61% for the year ended December 31, 2018, and 0.61% for the year ended December 31, 2017.

[6]

In 2018, the Adviser reimbursed the Fund for expense overpayments related to transfer agent fees in the amount of $223,088. Before the reimbursement by the adviser, total returns for Investor Class and Institutional Class would have remained the same at (4.08%) and (3.85%), respectively. The Net Investment Income for Investor Class and Institutional Class would have been 1.42% and 1.62%, respectively.

129	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2019

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2019, Trust I offered eleven investment funds: Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), Pax Global Opportunities Fund (the “Global Opportunities Fund”), Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Leaders Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and Pax Balanced Fund (the “Balanced Fund”).

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III.

With the exception of Mid Cap Fund (Note F), these financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III (each a “Trust”, collectively, the “Trusts”).

The Large Cap Fund, ESG Beta Dividend Fund, Global Opportunities Fund, Global Women’s Leadership Fund, EAFE ESG Leaders Fund, Core Bond Fund and Balanced Fund each offer two classes of shares—Investor Class shares and Institutional Class shares. The Small Cap Fund, ESG Beta Quality Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Investor Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

130

June 30, 2019

The Funds seek to avoid investing in issuers that their investment adviser has determined are involved in the manufacture or sale of weapons or manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from an Environmental, Social and Governance (ESG) or sustainability perspective in relation to their industry, sector, asset class or universe peers.

The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have market capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.

The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.

The ESG Beta Quality Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, primarily in large-capitalization domestic equity securities that the Adviser believes have strong ESG profiles and that exhibit higher “quality” characteristics and reasonable valuations.

The ESG Beta Dividend Fund’s primary investment objective is income and capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the ESG Beta Dividend Fund seeks capital preservation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities that pay dividends.

The Global Opportunities Fund’s investment objective is to seek long term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under

131

June 30, 2019

Notes to Financial Statements (Unaudited), continued

normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets.

The Global Women’s Leadership Fund’s investment objective is to seek investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Impax Global Women’s Leadership Index (the “Women’s Index”), while maintaining risk characteristics that the Adviser believes are generally similar to those of the Women’s Index. The Fund seeks to achieve this objective by investing, under normal market conditions, more than 80% of its total assets in the component securities of the Women’s Index and in American depositary receipts, global depositary receipts and euro depositary receipts representing the component securities of the Women’s Index, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women’s Leadership Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

The EAFE ESG Leaders Fund’s investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its total assets in the component securities of the MSCI EAFE ESG Leaders Index and in American depositary receipts, global depositary receipts and euro depositary receipts representing the component securities of the MSCI EAFE ESG Leaders Index.

132

June 30, 2019

The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States Government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard and Poor’s Ratings Group or Baa3 or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.

The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds.”

The Balanced Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple underlying funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives. The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (directly or indirectly through the use of Underlying Funds) approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as

133

June 30, 2019

Notes to Financial Statements (Unaudited), continued

this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply Investment Company accounting and reporting guidance.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective

134

June 30, 2019

determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At June 30, 2019, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $281,307, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

135

June 30, 2019

Notes to Financial Statements (Unaudited), continued

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 –	unadjusted quoted prices in active markets for identical investments

● Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows,

136

June 30, 2019

models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2019:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$657,215,433	$—	$—	$657,215,433
Cash Equivalents	13,219,984	—	—	13,219,984
Total	$670,435,417	$—	$—	$670,435,417
Small Cap
Common Stocks	$405,551,142	$—	$—	$405,551,142
Exchange-Traded Funds	23,095,700	—	—	23,095,700
Cash Equivalents	25,097,891	—	—	25,097,891
Total	$453,744,733	$—	$—	$453,744,733
ESG Beta Quality
Common Stocks	$222,591,103	$—	$—	$222,591,103
Cash Equivalents	1,543,783	—	—	1,543,783
Total	$224,134,886	$—	$—	$224,134,886
ESG Beta Dividend
Common Stocks	$128,553,090	$—	$—	$128,553,090
Cash Equivalents	1,287,662	—	—	1,287,662
Total	$129,840,752	$—	$—	$129,840,752
Global Opportunities
Common Stocks	$18,565,911	$12,977,709	$—	$31,543,620
Cash Equivalents	573,043	—	—	573,043
Total	$19,138,954	$12,977,709	$—	$32,116,663
Global Environmental Markets
Common Stocks	$531,190,353	$288,425,255	$—	$819,615,608
Cash Equivalents	19,349,209	—	—	19,349,209
Total	$550,539,562	$288,425,255	$—	$838,964,817

137

June 30, 2019

Notes to Financial Statements (Unaudited), continued

	Level 1	Level 2	Level 3*	Totals
Global Women’s Leadership
Common Stocks	$248,460,467	$102,883,435	$—	$351,343,902
Preferred Stocks	—	403,266	—	403,266
Exchange-Traded Funds	4,034,159	—	—	4,034,159
Cash Equivalents	1,645,038	—	—	1,645,038
Total	$254,139,664	$103,286,701	$—	$357,426,365
EAFE ESG Leaders
Common Stocks	$13,282,407	$571,286,324	$—	$584,568,731
Preferred Stocks	—	2,409,249	—	2,409,249
Rights	70,366	—	—	70,366
Exchange-Traded Funds	260,889	—	—	260,889
Cash Equivalents	1,011,704	—	—	1,011,704
Total	$14,625,366	$573,695,573	$—	$588,320,939
Core Bond
Exchange-Traded Funds	$7,237,750	$—	$—	$7,237,750
Community Investment Notes	—	3,099,108	281,307	3,380,415
Corporate Bonds	—	197,562,786	—	197,562,786
U.S. Gov’t Agency Bonds	—	5,040,439	—	5,040,439
Supranational Bonds	—	23,189,462	—	23,189,462
Municipal Bonds	—	41,068,661	—	41,068,661
U.S. Treasury Notes	—	178,265,028	—	178,265,028
Mortgage-Backed Securities	—	215,269,429	—	215,269,429
Medium Term Certificates of Deposit	—	497,690	—	497,690
Cash Equivalents	9,585,720	—	—	9,585,720
Total	$16,823,470	$663,992,603	$281,307	$681,097,380
High Yield Bond
Common Stocks	$156,871	$—	$0	$156,871
Preferred Stocks	1,530,945	—	0	1,530,945
Corporate Bonds	—	340,226,570	—	340,226,570
Loans	—	2,953,755	—	2,953,755
Cash Equivalents	11,547,661	1,000,000	—	12,547,661
Total	$13,235,477	$344,180,325	$—	$357,415,802
Balanced
Affiliated Investment Companies	$1,720,617,862	$—	$—	$1,720,617,862
Cash Equivalents	104,159,139	—	—	104,159,139
Total	$1,824,777,001	$—	$—	$1,824,777,001

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.

138

June 30, 2019

The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.

Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.

The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.

139

June 30, 2019

Notes to Financial Statements (Unaudited), continued

Federal Income Taxes Each of the Funds intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some Fund investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms

140

June 30, 2019

of non-cash collateral approved by the Boards of Trustees. At June 30, 2019, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of June 30, 2019, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Small Cap	$25,101,806	$4,404,769	$20,969,375	$272,338
ESG Beta Quality	4,268,281	116,575	4,222,524	70,818
ESG Beta Dividend	1,660,649	—	1,680,650	20,001
Global Women’s Leadership	1,122,188	—	1,133,071	10,883
Core Bond	2,418,430	876,618	1,586,775	44,963

*	Non-cash collateral is not included in the financial statements.

For the Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund and Women’s Leadership Fund all of the securities on loan at June 30, 2019 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan at June 30, 2019 are classified as Corporate Bonds on the Fund’s Schedule of Investments.

141

June 30, 2019

Notes to Financial Statements (Unaudited), continued

NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties

Trust I and Trust III have entered into Investment Advisory Contracts (the “Management Contracts”) with Impax Asset Management LLC (“IAM”) and Pax Ellevate Management LLC (“PEM”), respectively (each, the “Adviser”, and collectively, the “Advisers”). Pursuant to the terms of the Management Contracts, the Advisers, subject to the supervision of the Boards of Trustees of the Trusts, are responsible for managing the assets of the Funds in accordance with the Funds’ investment objectives, investment programs and policies.

Pursuant to the Management Contracts, the Advisers have contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Advisers also have contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Advisers at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Average Net Asset Value of Fund
Fund	Annual Rate
Large Cap	0.65%
Small Cap	0.75%
ESG Beta Quality	0.65%[1]
ESG Beta Dividend	0.65%[1]
Global Opportunities	0.80%[2]
Global Environmental Markets	0.80%[3]
Global Women’s Leadership	0.55%[1]
EAFE ESG Leaders	0.55%[1]
Core Bond	0.40%
High Yield Bond	0.50%
Balanced	0.05%[1]

[1]

The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.

[2]	The Adviser has voluntarily waived a portion of the management fee during the period. There is no guarantee that the Adviser will continue to provide the waiver in the future.

[3]

The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of $1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.

142

June 30, 2019

For the period ended June 30, 2019, the Funds incurred the following advisory fees:

Fund	Amount
Large Cap	$2,097,675
Small Cap	1,670,665
ESG Beta Quality	693,329
ESG Beta Dividend	415,171
Global Opportunities	114,380
Global Environmental Markets	2,935,183
Global Women’s Leadership	856,062
EAFE ESG Leaders	1,548,537
Core Bond	1,334,462
High Yield Bond	941,479
Balanced	439,905

The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:

	Expense Caps
Fund	Investor	Class A	Institutional
ESG Beta Quality [1]	0.90%	0.90%	0.65%
ESG Beta Dividend [1]	0.90%		0.65%
Global Opportunities [2]	1.23%		0.98%
Global Women’s Leadership [1]	0.80%		0.55%
EAFE ESG Leaders [1]	0.80%		0.55%
Balanced [1]	0.30%		0.05%

[1]

Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.

[2]

The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before December 31, 2021. In addition, the Fund’s investment adviser has contractually agreed to waive a portion of its management fee equal to the management fee corresponding to the current market value of 200,000 shares. This waiver may not be amended or terminated without the approval of the Board of Trustees before December 31, 2021.

Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

143

June 30, 2019

Notes to Financial Statements (Unaudited), continued

For the period ended June 30, 2019, the dollar amount of expense reimbursements were as follows:

	Total Expenses Reimbursed by Adviser
Fund	Investor	Institutional
Global Opportunities	$936	$62,043

In addition, the Adviser voluntarily waived $8,334 of its management fee from the Global Opportunities Fund.

The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.

Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.

144

June 30, 2019

NOTE C—Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended June 30, 2019 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$133,826,071	$—	$163,243,997	$—
Small Cap	141,652,945	—	231,785,509	—
ESG Beta Quality	57,308,426	—	55,419,177	—
ESG Beta Dividend	38,048,800	—	41,644,855	—
Global Opportunities	3,288,360	—	2,558,019	—
Global Environmental Markets	150,012,498	—	41,248,293	—
Global Women’s Leadership	158,886,122	—	88,879,259	—
EAFE ESG Leaders	84,740,589	—	69,569,578	—
Core Bond	113,544,392	115,152,901	77,940,150	153,916,348
High Yield	169,877,290	—	189,443,886	2,497,266
Balanced	72,165,225	—	192,500,000	—

[1]	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at June 30, 2019 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2019 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$527,587,189	$163,172,550	$20,324,322	$142,848,227
Small Cap	420,477,931	67,462,210	34,195,408	33,266,802
ESG Beta Quality	133,000,714	93,812,539	2,678,367	91,134,172
ESG Beta Dividend	97,024,139	33,516,068	699,455	32,816,613
Global Opportunities	28,334,197	4,277,616	495,150	3,782,466
Global Environmental Markets	701,446,600	161,405,308	23,887,091	137,518,217
Global Women’s Leadership	318,345,148	53,802,313	14,721,096	39,081,217
EAFE ESG Leaders	535,318,232	94,672,929	41,670,222	53,002,707
Core Bond	661,238,006	20,516,261	656,887	19,859,374
High Yield	349,453,433	11,557,133	3,594,764	7,962,369
Balanced	1,781,075,849	51,430,818	7,729,666	43,701,152

At June 30, 2019 the Small Cap Fund, Beta Quality Fund, Global Opportunities Fund, Global Environmental Markets Fund, Global Women’s Leadership Fund and EAFE ESG Leaders Fund had unrealized foreign currency gains (losses) of $8; $(228); $7; $(4,963); $1,142; and $5,630, respectively.

145

June 30, 2019

Notes to Financial Statements (Unaudited), continued

Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2019, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of June 30, 2019.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At June 30, 2019, the Balanced Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/18	Gross Additions	Gross Reductions	Shares Held at 6/30/2019
Balanced
Large Cap	73,702,287	345,332	3,180,640	70,866,979
Mid Cap	11,550,983	6,853	11,142,644	415,192
Small Cap	—	2,158,328		2,158,328
ESG Beta Dividend	10,763,761	108,431	429,185	10,443,007
Global Opportunities	2,500,000	8,131	—	2,508,131
Global Environmental Markets	1,107,513	370,606	—	1,478,119
EAFE ESG Leaders	16,289,028	301,117	—	16,590,145
Core Bond	69,553,433	917,615	4,551,829	65,919,219
High Yield	—	3,181,713	—	3,181,713

Fund	Value at 12/31/18	Dividend Income	Realized Gains/ Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 6/30/2019
Balanced
Large Cap	$588,144,250	$3,270,300	$(2,806,404)	$108,667,468	$668,275,615
Mid Cap	102,457,216	—	2,725,575	12,571,824	4,326,304
Small Cap	—	—	—	432,426	30,432,426
ESG Beta Dividend	114,741,693	1,322,857	582,510	14,922,190	126,569,250
Global Opportunities	22,950,000	93,015	—	5,750,325	28,793,340
Global Environmental Markets	14,796,378	148,598	—	3,645,804	23,590,781
EAFE ESG Leaders	127,054,421	2,619,716	—	14,826,027	144,500,164
Core Bond	680,232,578	9,013,054	(612,188)	14,297,459	673,035,223
High Yield	—	457,808	—	627,935	21,094,759
Total	$1,650,376,536	$16,925,348	$(110,507)	$175,741,459	$1,720,617,862

[1]	Includes realized capital gain distributions from an affiliated fund, if any.

146

June 30, 2019

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Advisers pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2019, the Global Women’s Leadership Fund and the EAFE ESG Leaders Fund engaged in cross-trades and had total purchases of $1,243,392 and $0, respectively, and total sales of $0 and $1,243,392, respectively. The Global Women’s Leadership Fund and EAFE ESG Leaders Fund had net gains of $0 and $28,749, respectively.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At June 30, 2019, the Core Bond Fund held $78,966,475 or 11.58% of net assets and the High Yield Bond Fund held $213,240,657 or 60.36% of net assets each in securities exempt from registration under Rule 144A of the Act.

At June 30, 2019, the Core Bond Fund held $4,269,210 of illiquid securities representing 0.63% of net assets and High Yield Bond Fund held $1,000,000 of illiquid securities, representing 0.28% of net assets. The Fund will classify as “illiquid” all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

147

June 30, 2019

Notes to Financial Statements (Unaudited), continued

Security	Acquisition Date Range	Cost	Market Value
Core Bond
CINI Investment Note, 2.000%, 10/31/20	11/01/17-09/30/18	$281,307	$281,307
Community Credit Union of Lynn, 2.200%, 11/29/22	11/14/17-11/14/17	250,000	248,618
Master Asset Backed Securities Trust 2007-NCW, 1 month LIBOR + 0.60%, 144A 3.004%, 05/25/37	07/06/17-07/06/17	1,460,330	1,491,006
Self-Help Federal Credit Union, 1.700%, 04/13/20	04/06/18-04/06/18	250,000	249,072
Tesla Energy Operations, Inc., 4.700%, 05/29/25	05/26/15-05/26/15	1,986,077	1,999,207

High Yield Bond
Beneficial State Bank, 1.650%, 01/21/20	01/21/19-01/21/19	200,000	200,000
Interactive Health, Inc.	03/19/04-10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04-10/01/13	357,962	0
Self Help Credit Union, 2.100%, 01/04/20	01/04/19-01/04/19	100,000	100,000
Shared Interest, Inc., 2.400%, 09/30/21	09/30/18-09/30/18	500,000	500,000
Providence Bank & Trust, 0.600%, 08/03/19	08/03/18-08/03/18	200,000	200,000

NOTE D—Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.

148

June 30, 2019

The tax character of distributions paid during 2019 and 2018 was as follows:

	Distributions paid in 2019		Distributions paid in 2018
Fund	Ordinary income	Long-term capital gains	Ordinary income	Long-term capital gains
Large Cap	$3,294,650	$—	$16,966,833	$104,510,698
Small Cap	4,192,300	—	8,176,966	54,916,227
ESG Beta Quality	1,772,992	—	3,479,497	11,115,488
ESG Beta Dividend	1,355,351	—	3,008,950	1,465,867
Global Opportunities	103,124	—	—	—
Global Environmental Markets	5,117,157	—	12,646,378	11,954,841
Global Women’s Leadership	4,376,219	—	7,662,777	3,581,821
EAFE ESG Leaders	10,670,184	—	15,419,557	—
Core Bond	9,267,551	—	18,085,574	—
High Yield Bond	9,905,960	—	19,943,186	—
Balanced	22,543,661	—	43,557,388	6,340,197

During the period from November 1, 2018 through December 31, 2018, the Small Cap Fund, Global Opportunities Fund and Global Environmental Markets Fund elected to defer $1,258, $889 and $62,457, respectively, of ordinary losses recognized November 1, 2018 through December 31, 2018 for the Funds’ fiscal year ending December 31, 2018; and the Large Cap Fund, Small Cap Fund, Global Environmental Markets Fund and Global Women’s Leadership Fund elected to defer $206,865, $5,244,647, $12,238,285 and $1,495,598, respectively, of capital losses recognized between November 1, 2018 and December 31, 2018 for the Funds’ fiscal year ending December 31, 2018. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2019.

As of December 31, 2018, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-term	Long-term
Global Opportunities	$121,396	$—
EAFE ESG Leaders	1,901,110	20,672,810
Core Bond	4,791,845	5,252,602
High Yield Bond	27,846,631	33,519,466

For financial reporting purposes, the capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, tax treatment related to REITs and PFICs.

149

June 30, 2019

Notes to Financial Statements (Unaudited), continued

Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2015 through 2018). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the year ended December 31, 2018, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

NOTE E—RECENT ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASU 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with changes incorporated in the December 31, 2018 annual report and all other reports moving forward.

NOTE F—SUBSEQUENT EVENTS

On May 7, 2019 the Board of Trustees for Pax World Series Trust I voted to liquidate the assets of the Pax Mid Cap Fund, effective on or about July 15, 2019. Accordingly, on May 17, 2019, the Fund was closed to new investors. The liquidation was completed on July 15, 2019. Shareholders can obtain a copy of the semiannual report as of June 30, 2019 free of charge upon request by contacting Pax (toll-free) at 800.767.1729.

A Special Meeting of Shareholders of Trust III was held on July 31, 2019 at the offices of the Trust at 30 Penhallow Street Suite 400, Portsmouth, NH. Fund shareholders of the Global Women’s Leadership Fund were asked to consider

150

June 30, 2019

and vote on a proposal in connection a new advisory agreement (“agreement”) between PEM and Trust III, on behalf of the Global Women’s Leadership Fund. Shareholders of Trust III approved the proposal and the agreement took effect on the date the transaction closed, August 5, 2019.

NOTE G—BOARD CONSIDERATIONS FOR APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

Review Process. The 1940 Act requires that the Trustees of the Trusts request and evaluate, and that IAM and PEM furnish, such information as may reasonably be necessary for the Trustees of the Trusts to evaluate the terms of the relevant Trust’s Management Contracts. Similarly, the 1940 Act requires that the Trustees of Trust I request and evaluate, and that each of Impax Asset Management Ltd. (“Impax”) and Aperio Group, LLC (“Aperio”) (each a “Subadviser” and collectively, the “Subadvisers”) furnish such information as may reasonably be necessary for the Trustees of Trust I to evaluate the terms of its respective subadvisory contract (each a “Subadvisory Contract” and collectively, the “Subadvisory Contracts”) among Trust I, IAM, and such Subadviser. The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trusts (the “Independent Trustees”) met in person in March and June of 2019 for the purpose of considering the Management Contracts and each Subadvisory Contract (the “contract review meetings”). In addition, the Trustees of each Trust consider matters bearing on the relevant Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Advisers and each Subadviser.

During the course of the contract review meetings, the Trustees met and discussed the Management Contracts and each Subadvisory Contract with representatives of the Advisers. The Independent Trustees were assisted in their evaluation of the Management Contracts and each Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information, to which management responded.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or

151

June 30, 2019

Notes to Financial Statements (Unaudited), continued

given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions were based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated the information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Pax Fund; however, they also took into account the common interests of all the Pax Funds in their review.

Nature, Extent, and Quality of Services. In considering the Management Contracts and each Subadvisory Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent, and quality of the advisory services provided to each Trust by the relevant Adviser and, with respect to Trust I, each Subadviser. They considered the terms of the relevant Management Contract and each Subadvisory Contract, as applicable, and received and considered information provided by management that described, among other matters:

●	the nature and scope of the advisory services provided to the Pax Funds and information regarding the experience, qualifications, and adequacy of the personnel providing those services;

●	the investment program used by each Adviser and Subadviser to manage the Pax Funds;

●	possible conflicts of interest and fall-out benefits;

●	brokerage practices;

●	the compliance functions of each Adviser and Subadviser; and

●	financial results, assets under management, and other information relating to the financial resources of each Adviser.

In addition to considering the Pax Funds’ investment performance (see below), the Trustees of each Trust considered, among other matters, the general oversight of the relevant Trust by its Adviser. They took into account information concerning the investment philosophies and processes used by the Advisers and each Subadviser in managing the Pax Funds as well as their in-house investment and sustainable research capabilities. They also considered various investment resources available to the Advisers and each Subadviser, including research services acquired with “soft dollars” available to the Advisers and each Subadviser as a result of securities transactions effected for the Pax Funds.

152

June 30, 2019

The Trustees considered, among other matters, that each Adviser provides the relevant Trust with office space and personnel, and provides oversight and coordination of the Pax Funds’ third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Advisers’ compliance and operational functions, as well as the resources being devoted by the Advisers to such functions and the Adviser’s plans to add certain additional resources.

The Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and each Subadvisory Contract, that the scope of the services provided to each Pax Fund under the relevant Management Contract, and to each Pax Fund by its applicable Subadviser, was consistent with such Fund’s operational requirements; that the Advisers have the capabilities, resources, and personnel necessary to provide the advisory services currently required by each Pax Fund; and that, overall, the nature, extent, and quality of the services provided by the Advisers to the relevant Trust, and each applicable Subadviser to each Pax Fund, were sufficient to warrant approval of the Management Contracts and each Subadvisory Contract.

Fund Performance. In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the total return investment performance of the Pax Funds, comparing each Pax Fund’s investment results with those of other mutual funds within their Broadridge peer group over the one-, three-, five- and ten-year periods (to the extent the Pax Fund had been in existence) ended March 31, 2019. The Trustees, including the Independent Trustees, considered the methodology employed by Broadridge to identify peer groups, including the extent to which such peer groups included other mutual funds that employ sustainable or socially responsible investing practices and the extent to which the peer group pursued investment strategies similar to those of the relevant Pax Fund. The Independent Trustees considered that the Balanced Fund had underperformed its peer group for the three-year period and outperformed its peer group for the five-year period. The Independent Trustees considered that the ESG Beta Quality Fund had performed in line with its peer group for the three- and five-year periods, noting that because the Fund’s name and strategy changed on June 30, 2016, the Fund’s performance for periods prior to June 30, 2016 may not be representative of the performance that it would have achieved had it been following its current investment strategy. The Independent Trustees considered that each of the Small Cap Fund and the MSCI EAFE ESG Leaders Index Fund had underperformed its peer group for the three- and five-year periods. The Independent Trustees

153

June 30, 2019

Notes to Financial Statements (Unaudited), continued

considered that each of the Mid Cap Fund, the ESG Beta Dividend Fund, the Core Bond Fund and the Large Cap Fund did not yet have a three-year record, but that the Mid Cap Fund had underperformed its peer group, the ESG Beta Dividend Fund had outperformed its peer group, the Core Bond Fund had performed in line with its peer group, and the Large Cap Fund had underperformed its peer group, in each case for the one-year period. The Independent Trustees further considered that the Mid Cap Fund was scheduled to be liquidated and terminated on or about July 15, 2019. The Independent Trustees considered that the Global Environmental Markets Fund had performed in line with its peer group for the three-year period, but had underperformed its peer group for the five-year period. The Independent Trustees considered that the Global Women’s Leadership Fund had performed in line with its peer group for the three-year period and had outperformed its peer group for the five-year period, noting that because the Fund’s name and strategy changed on June 4, 2014, the Fund’s performance for periods prior to June 4, 2014 may not be representative of the performance that it would have achieved had it been following its current investment strategy. The Independent Trustees considered that the High Yield Bond Fund had outperformed its peer group for the three-year period, but had underperformed its peer group for the five-year period. The Independent Trustees considered that the Global Opportunities Fund did not yet have a three-year record, but that the Fund had outperformed its peer group for the period since inception on June 27, 2018. The Independent Trustees also considered the steps taken by the Adviser to improve the performance of the Pax Funds that had underperformed their peers and/or benchmarks over longer periods.

In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive, during the year, detailed comparative performance information for each Pax Fund including performance relative to one or more selected securities indices or other benchmarks.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and each Subadvisory Contract, that the relevant performance record and process in managing each Pax Fund were sufficient to support approval of the Management Contracts and each Subadvisory Contract.

Fees and Other Expenses. The Trustees, including the Independent Trustees, considered the advisory fees paid by each Pax Fund to the relevant Adviser, and the Trustees of Trust I, including the Independent Trustees, considered subadvisory fees paid to each Subadviser by IAM, as well as each Pax Fund’s distribution and service (Rule 12b-1) fees, “other expenses” and total expenses. In doing so, the Trustees reviewed both information provided by management and information

154

June 30, 2019

prepared by Broadridge regarding the expenses of each Pax Fund relative to those of each Pax Fund’s Broadridge peer group. The Independent Trustees considered that the total expenses of each of the Pax Funds (after giving effect to the expense reimbursements described below, if applicable), other than the Mid Cap, MSCI EAFE ESG Leaders Index, Global Environmental Markets, and Global Opportunities Funds, were at or below the median total expenses of its respective peer group. The Independent Trustees also considered that the advisory fees of all Pax Funds, other than the Mid Cap, ESG Beta Quality, ESG Beta Dividend, MSCI EAFE ESG Leaders Index, Global Environmental Markets, and Core Bond Funds (after giving effect to the expense reimbursements described below, if applicable) were at or below the median combined management and administrative fees of their peer groups.

In connection with their review, the Trustees of Trust I considered IAM’s agreement to reimburse the Global Opportunities Fund to the extent such Fund’s total operating expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) exceed a percentage of average daily net assets per annum of each share class as follows: 0.98% for Institutional Class shares and 1.23% for Investor Class shares before December 31, 2021. The Independent Trustees also noted that, under the Management Contracts with respect to the ESG Beta Quality, the ESG Beta Dividend, the MSCI EAFE ESG Leaders Index, the Global Women’s Leadership, and the Balanced Funds, the relevant Adviser was obligated to pay all of the operating costs and expenses of the Pax Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the 1940 Act, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, and custodian fees, legal fees and other expenses. The Trustees of Trust I considered the expenses indirectly borne by the Balanced Fund through its investment in other Pax Funds, and the extent to which the services provided by IAM to the Balanced Fund were distinct from, and not duplicative of, the services it provides to such other Pax Funds. The Trustees of each Trust noted that the relevant Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Pax Funds, and considered the differences in the services provided and proposed to be provided to institutional clients and those provided to the Pax Funds, as well as differences in the advisory fees charged and proposed to be charged to such clients and those charged to the Pax Funds.

155

June 30, 2019

Notes to Financial Statements (Unaudited), continued

The Trustees, including the Independent Trustees, also considered that of the seven Pax Funds with at least five years of performance history (the Small Cap Fund, the ESG Beta Quality Fund, the MSCI EAFE ESG Leaders Index Fund, the Global Women’s Leadership Fund, the Global Environmental Markets Fund, the High Yield Bond and the Balanced Fund), only two (the MSCI EAFE ESG Leaders Index Fund and the Global Environmental Markets Fund) had both lower returns and higher expenses than their peer group medians. The Trustees also noted that the Large Cap Fund, the ESG Beta Dividend Fund, the Core Bond Fund, and the new Global Opportunities Fund were excluded from the four-quadrant performance versus expenses summary. Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and each Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Advisers and each Subadviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the reimbursement agreement described above.

Costs of Services Provided and Profitability. The Trustees of each Trust, including the Independent Trustees, reviewed information regarding the cost of services provided by each Adviser and the estimated profitability of each Adviser’s relationship with the relevant Trust, including a profitability report prepared by management detailing the costs of services provided to each Fund by the relevant Adviser, and the estimated profitability to IAM, for the year ended December 31, 2018, of its advisory relationship with each Fund, and the estimated profitability to PEM, for the year ended December 31, 2018, of its advisory relationship with the Global Women’s Leadership Fund. The Trustees recognized that each Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and each adviser’s capital structure and cost of capital. The Trustees of each Trust concluded that, taking all of the foregoing into account, they were satisfied that each Adviser’s level of profitability from its relationship with the relevant Trust was not excessive. The Trustees of Trust I did not consider the profitability of any Subadvisory Contract to the relevant Subadviser because the structure of each Subadvisory Contract is such that amounts paid by IAM to the applicable Subadviser reduce the profitability of IAM, and the fees payable under each Subadvisory Contract, other than, with respect to Pax Global Opportunities Fund, the Subadvisory Contract between IAM and Impax, were the product of arm’s-length bargaining between the applicable Subadviser and IAM.

156

June 30, 2019

Possible Fall-Out Benefits. The Trustees of Trust I, including the Independent Trustees, considered information regarding the direct and indirect benefits to IAM and each Subadviser from their relationships with the respective Pax Funds, including reputational and other “fall out” benefits.

During the course of the year, the Trustees of Trust I received presentations from IAM about its trading practices and brokerage arrangements, including its policies with respect to research provided in connection with trade execution for the relevant Pax Funds (soft dollar arrangements), and the Trustees of Trust I accepted the representation of IAM that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Pax Funds. The Trustees of Trust I considered the receipt of these benefits in light of IAM’s profitability, and concluded that such benefits were not excessive.

The Trustees of Trust III, including the Independent Trustees, considered information regarding the direct and indirect benefits to PEM from its relationship with the Global Women’s Leadership Fund, including reputational and other “fall out” benefits. The Trustees of Trust III considered the receipt of these benefits in light of PEM’s profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale. The Trustees, including the Independent Trustees, considered the extent to which the Advisers and each Subadviser, as applicable, may realize economies of scale or other efficiencies in managing and supporting the Pax Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Pax Funds, and not only in respect of a single Pax Fund. The Independent Trustees also noted that IAM had recently imposed breakpoints for the Global Environmental Markets Fund’s fee schedule and that the Advisers were proposing to introduce breakpoints in the fee schedules of each of the MSCI EAFE ESG Leaders Index Fund, the Global Women’s Leadership Fund, the ESG Beta Quality Fund and the ESG Beta Dividend Fund. Based on these observations, the Independent Trustees concluded that the Pax Funds’ overall fee arrangements represent an appropriate sharing at the present time between Pax Fund shareholders and the relevant Adviser and Subadviser (where applicable) of any economies of scale or other efficiencies in the management of each Pax Fund at current asset levels.

Conclusions. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees of each Trust, including the Independent Trustees, unanimously concluded that the continuation of the Management Contracts with respect to each Pax Fund and the continuation

157

June 30, 2019

Notes to Financial Statements (Unaudited), continued

of the Subadvisory Contracts for the applicable Pax Funds, was in the best interests of the Pax Funds and that the Management Contracts and the Subadvisory Contracts should be approved.

NOTE H—BOARD CONSIDERATIONS FOR APPROVAL OF NEW ADVISORY AGREEMENT

Review Process. The 1940 Act requires that both the full Board of Trustees of Trust III and a majority of the Independent Trustees, voting separately, approve any new investment advisory contract or subadvisory contract, or any amendment thereof, for any series of the Trust.

The 1940 Act also requires that the Trustees request and evaluate, and that PEM furnish, such information as may reasonably be necessary for the Trustees of the Trust to evaluate the terms of the Trust’s new advisory agreement (the “New Advisory Agreement”).

At a meeting held on May 7, 2019, the Trustees, including a majority of the Independent Trustees, approved the New Advisory Agreement and recommended that shareholders of Pax Ellevate Global Women’s Leadership Fund, the only series Trust III (the “Fund”), approve the New Advisory Agreement. The Trustees took such actions after discussion among themselves and with representatives of PEM and IAM, the majority owner of PEM, of the information provided to them by PEM and IAM in connection with the agreement by IAM to purchase the minority interest in PEM held by Ellevate Asset Management LLC (“Ellevate”), the principal of which is Sallie Krawcheck (the “Transaction”).

The Independent Trustees were assisted in their evaluation of the New Advisory Agreement by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested information and discussed with PEM and IAM information that was provided.

The Trustees, including the Independent Trustees, considered that the Transaction may be deemed to be an “assignment” of the then current advisory agreement (the “Current Advisory Agreement”), resulting in the automatic termination of such agreement under the 1940 Act upon the closing of the Transaction. The Trustees considered that the New Advisory Agreement would permit the Adviser to continue to provide the same services to the Funds that it was then providing, on the same terms, following the Transaction. The Trustees also considered management’s representation that the Transaction was not expected to have a material effect on

158

June 30, 2019

the management (including the strategy and risks) or operations of the Fund. The Trustees further considered that the advisory fee rate will not change as a result of the Transaction.

The Trustees, including the Independent Trustees, considered statements by officers of PEM and IAM that Ms. Krawcheck will continue to be involved with PEM and the Fund, providing strategic advice and counsel, marketing strategy, and thought leadership in connection with the Fund, and gender lens investing more generally. The Trustees also considered the Transaction’s potential impact on the operations, personnel, organizational structure, capitalization and financial and other resources of the Adviser and IAM, noting that presently, all officers and employees of PEM are also officers and employees of IAM, and it is expected that that will remain the case after the Transaction. The Trustees considered that PEM had agreed to bear all costs associated with the Transaction, including the costs of obtaining shareholder approval of the New Advisory Agreement. The Trustees, including the Independent Trustees, considered that, consistent with previous no-action guidance from the staff of the Securities and Exchange Commission, following the Transaction, when PEM is a wholly-owned subsidiary of IAM, the Fund’s investment advisory agreement could be transferred from PEM to IAM upon notice to shareholders but without additional approval from shareholders, but noted that representatives of IAM had stated that there were then no current plans to do so.

The Trustees, including the Independent Trustees, considered that the Transaction was not expected to cause any reduction in the nature, extent or quality of services now provided to the Fund or to have any adverse effect on the Adviser’s ability to fulfill its obligations to the Fund under the New Advisory Agreement. The Trustees concluded that providing for the continued management of the Fund by the Adviser following the Transaction would benefit the Fund.

The Trustees, including the Independent Trustees, also took into account their deliberations and conclusions in connection with their most recent approval of the Current Advisory Agreement, including with respect to (i) the nature, extent and quality of the Adviser’s services; (ii) the investment performance of the Fund; (iii) the advisory fee of 0.55% of the average daily net assets paid by the Fund to the Adviser relative to the Fund’s Broadridge peer group; (iv) the costs of the services provided by the Adviser and the estimated profitability of the Adviser’s relationship with Trust III; (v) the direct and indirect benefits to PEM from its relationship with the Fund, including reputational and other “fall out” benefits; and (vi) the extent to which the Adviser may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted that they

159

June 30, 2019

Notes to Financial Statements (Unaudited), continued

had approved the continuation of the Current Advisory Agreement for the Fund at their June 7, 2018 meeting, after evaluating materials provided in connection with the contract review process at their March and June 2018 meetings.

Conclusions. Based on the foregoing and other relevant considerations, the Trustees, including a majority of the Independent Trustees, voted to approve the New Advisory Agreement and to recommend approval of the New Advisory Agreement by shareholders of the Fund. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that approval of the New Advisory Agreement would be in the best interests of shareholders of the Fund.

160

June 30, 2019

Proxy Voting (Unaudited)

You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.

The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Pax (toll-free) at 800.767.1729 or visiting Pax’s website at www.paxworld.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Disclosure (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in each Fund’s Form N-Q may also be obtained by visiting Pax’s website at www.paxworld.com or telephoning Pax (toll- free) at 800.767.1729.

The Statement of Additional Information includes additional information about the trustees and is available upon request without charge by calling 800.767.1729 between the hours of 9:00 a.m. and 5:30 p.m. Eastern time or by visiting our website at www.paxworld.com.

161

June 30, 2019

Account Options and Services

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

Types of Accounts	Services

Regular Accounts: Individual, business and trust accounts are available for all Pax World Funds.

Traditional IRA Contributions to an IRA may be tax-deductible. Taxes are paid only when funds are withdrawn, when investors may be in a lower tax bracket.

Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.

SIMPLE IRA This is an easy-to maintain retirement plan designed for small businesses.

SEP IRA This is an employer funded retirement plan popular with small businesses and self-employed persons.

Education Savings Account & Uniform Gift to Minors Account (UGMA) These plans provide excellent ways to save for a child’s education.

Automatic Investment Plan You may arrange to have a fixed amount automatically deducted from your checking or savings account and invested in your Pax World account on a monthly or quarterly basis. Automatic investment plans do not assure a profit and do not protect against loss in declining markets.

Online Account Access Utilizing a unique ID number and PIN, you can access your Pax World account balances or histories; purchase or redeem fund shares; or make exchanges between different Pax World Funds.

www.paxworld.com Learn all about Pax World Funds through our web site. You can check Fund performance, read about our portfolio managers, view Connection—our quarterly newsletter, and see how we voted on various proxies for the companies in our portfolios.

Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.

This semi-annual report is intended for shareholders of the Pax World Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing info@paxworld.com or visiting www.paxworld.com.

Distributor: ALPS Distributors, Inc. member of FINRA 8/19.

162

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

PAX World Funds
Advised by Impax

30 Penhallow Street, Suite 400
Portsmouth NH 03801

800.767.1729
www.paxworld.com

PAX008725 Printed on recycled paper using soy-based inks.

Item 2.	Code of Ethics.

This disclosure is not required for the Semi-annual report filing.

Item 3.	Audit Committee Financial Expert.

This disclosure is not required for the Semi-annual report filing.

Item 4.	Principal Accountant Fees and Services.

This disclosure is not required for the Semi-annual report filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

A complete series of schedules of investments is included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11.	Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSRS, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSRS has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the fiscal period covered by this report on Form N-CSRS that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies

Not applicable.

Item 13.	Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSRS is filed with the registrant’s annual Form N-CSRS.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Series Trust I

By (Signature and Title)		/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date	August 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date	August 13, 2019

By (Signature and Title)		/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	August 13, 2019